UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23222

HARTFORD FUNDS EXCHANGE-TRADED TRUST

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Hartford Active Fixed Income ETFs Semi-Annual Report January 31, 2021 (Unaudited) _ Hartford Core Bond ETF _ Hartford Municipal Opportunities ETF _ Hartford Schroders Tax-Aware Bond ETF _ Hartford Short Duration ETF _ Hartford Total Return Bond ETF

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Exchange-Traded Funds. The following is the Funds’ Semi-Annual Report for the period from August 1, 2020 to January 31, 2021.

Market Review

During the six months ended January 31, 2021, U.S. stocks, as measured by the S&P 500 Index,1 gained 14.47% – a number that reflects a remarkable market recovery following the coronavirus-fueled collapse of March 2020. While the COVID-19 pandemic continued to cause widespread loss of life and economic pain during the period, there were also tangible signs that the worst may be over.

It’s worth remembering that this six-month period was immediately preceded by months of soaring unemployment, business lockdowns, new face-mask requirements, and extensive social-distancing measures. In response, governments around the world, including here in the U.S., attempted to avert further economic disruption by providing unprecedented levels of monetary and fiscal support.

Throughout the period, the U.S. Federal Reserve sought to keep the economy afloat by maintaining a policy of near-zero interest rates and by purchasing trillions in U.S. securities. Meanwhile, trillion-dollar stimulus legislation enacted by the U.S. Congress in March 2020 provided an important lifeline to countless individuals and businesses – although unemployment subsidies, eviction moratoriums, and other economic support measures began to expire by year’s end.

During the period, U.S. markets also endured the divisiveness and uncertainty of a bitterly contested presidential contest. The election of Joseph R. Biden, Jr. as the nation’s 46th president was seen as a largely positive development for markets, as were the proximate announcements that two COVID-19 vaccines had been developed and produced that regulatory authorities determined were safe and effective and approved for use.

As the period ended, the nation struggled to find efficient ways to distribute the vaccines to a nation racked by resurgent infections, localized lockdown measures, and continued dislocations in the travel, leisure, and service industries. A new $900 billion economic stimulus package made its way through Congress as the year drew to a close. And, finally, in late January extensive speculation in certain stocks caused dramatic but temporary market swings that ultimately caused only short-lived disruptions to markets.

With two COVID-19 vaccines in wide global distribution and with additional vaccines in the approval pipeline, we look to the next six months with a renewed sense of promise. That said, the appearance of new, more contagious coronavirus variants have continued to challenge health officials, highlighting the importance of a successful worldwide vaccination campaign. In these unprecedented times, it’s more important than ever to maintain a strong relationship with your financial professional.

Thank you again for investing in Hartford Exchange-Traded Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.

Hartford Active Fixed Income ETFs

Hartford Core Bond ETF

Fund Overview

January 31, 2021 (Unaudited)

Inception 02/19/2020 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide long-term total return.

Cumulative Total Returns

for the Periods Ending 01/31/2021

	6 Months[1]	Since Inception[2]
Core Bond ETF (NAV Return)	-0.77%	6.09%
Core Bond ETF (Market Price Return)	-0.77%	6.19%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.91%	4.65%

[1]	Not Annualized
[2]	Inception: 02/19/2020.

Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com/activeETFs.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com/activeETFs.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2021.

Important Risks

The Fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund’s shares may fluctuate due to changes in the market value of the Fund’s holdings. The Fund’s share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended.•Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall.•Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk.•Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.•The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk.•The purchase of securities in the To-Be-Announced (TBA) market, can result in additional price and counterparty risk.•Restricted securities may be more difficult to sell and price than other securities.•Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.•In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind.

Composition by Security Type(1)

as of 01/31/2021

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	14.0%
Corporate Bonds	30.6
Foreign Government Obligations	1.5
Municipal Bonds	0.6
U.S. Government Agencies(2)	34.7
U.S. Government Securities	34.7

Total	116.1%

Short-Term Investments	12.7
Other Assets & Liabilities	(28.8)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of January 31, 2021.

2

Hartford Municipal Opportunities ETF

Fund Overview

January 31, 2021 (Unaudited)

Inception 12/13/2017 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes and long-term total return.

Average Annual Total Returns

for the Periods Ending 01/31/2021

	6 Months[1]	1 Year	Since Inception[2]
Municipal Opportunities ETF (NAV Return)	2.84%	4.51%	5.10%
Municipal Opportunities ETF (Market Price Return)	2.71%	4.40%	5.10%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index	1.56%	3.64%	4.22%

[1]	Not Annualized
[2]	Inception: 12/13/2017.

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com/activeETFs.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com/activeETFs.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2021.

Important Risks

Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund’s shares may fluctuate due to changes in the market value of the Fund’s holdings. The Fund’s share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index.•Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable.•Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall.•High-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities.•In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind.

Composition of Municipal Bonds(1)

as of 01/31/2021

Municipal Bonds	Percentage of Net Assets
Airport	6.0%
Development	4.6
Education	1.7
Facilities	0.1
General Obligation	10.2
Higher Education	2.1
Housing	1.4
Medical	4.7
Mello-Roos District	0.1
Multifamily Housing	0.5
Nursing Homes	7.4
Other(2)	19.8
Power	3.1
School District	5.8
Single Family Housing	6.6
Student Loan	3.1
Tobacco	2.2
Transportation	11.5
Utilities	4.8
Water	0.1
Short-Term Investments	2.8
Other Assets & Liabilities	1.4

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system and these classifications are used for financial reporting purposes.

(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

3

Hartford Schroders Tax-Aware Bond ETF

Fund Overview

January 31, 2021 (Unaudited)

Inception 04/18/2018 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks total return on an after-tax basis.

Average Annual Total Returns

for the Periods Ending 01/31/2021

	6 Months[1]	1 Year	Since Inception[2]
Tax-Aware Bond ETF (NAV Return)	1.20%	4.73%	5.49%
Tax-Aware Bond ETF (Market Price Return)	0.60%	4.44%	5.47%
Bloomberg Barclays Municipal Bond Index	2.01%	4.01%	5.61%

[1]	Not Annualized
[2]	Inception: 04/18/2018.

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com/activeETFs.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com/activeETFs.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.40%. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2021.

Important Risks

Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund’s shares may fluctuate due to changes in the market value of the Fund’s holdings. The Fund’s share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index.•Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall.•Municipal securities may be adversely impacted by state/local, political, economic, or market conditions; these risks may be magnified if the Fund focuses its assets in municipal securities of issuers in a few select states. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable.•The risks associated with mortgage-related and asset-backed securities include credit, interest-rate, prepayment, and extension risk.•Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.

•The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk.•Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk.•Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.•The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.•In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind.

Composition by Security Type(1)

as of 01/31/2021

Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	14.6%
Municipal Bonds	59.2
U.S. Government Agencies(2)	7.4
U.S. Government Securities	11.7

Total	92.9%

Short-Term Investments	11.4
Other Assets & Liabilities	(4.3)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage backed securities as of January 31, 2021.

4

Hartford Short Duration ETF

Fund Overview

January 31, 2021 (Unaudited)

Inception 05/30/2018 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income and long-term total return.

Average Annual Total Returns

for the Periods Ending 01/31/2021

	6 Months[1]	1 Year	Since Inception[2]
Short Duration ETF (NAV Return)	2.17%	3.45%	4.29%
Short Duration ETF (Market Price Return)	2.12%	3.30%	4.29%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Index	0.29%	2.80%	3.34%

[1]	Not Annualized
[2]	Inception: 05/30/2018.

Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com/activeETFs.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com/activeETFs.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29% Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2021.

Important Risks

Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund’s shares may fluctuate due to changes in the market value of the Fund’s holdings. The Fund’s share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund may allocate a portion of its assets to specialist portfolio managers which may not work as intended.•Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall.•Loans can be difficult to value and less liquid than other types of debt instrument; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks.•The risks associated with mortgage-related and asset-backed securities include credit, interest-rate, prepayment, liquidity, default and extension risk.•High-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities.•Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk.•Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.•Restricted securities may be more difficult to sell and price than other securities.•Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.•In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind.

Composition by Security Type(1)

as of 01/31/2021

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	19.5%
Corporate Bonds	50.9
Municipal Bonds	0.3
Senior Floating Rate Interests	18.0
U.S. Government Agencies(2)	9.5

Total	98.2%

Short-Term Investments	5.5
Other Assets & Liabilities	(3.7)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage backed securities as of January 31, 2021.

5

Hartford Total Return Bond ETF

Fund Overview

January 31, 2021 (Unaudited)

Inception 09/27/2017 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.

Average Annual Total Returns

for the Periods Ending 01/31/2021

	6 Months[1]	1 Year	Since Inception[2]
Total Return Bond ETF (NAV Return)	0.75%	6.28%	5.43%
Total Return Bond ETF (Market Price Return)	0.82%	6.22%	5.46%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.91%	4.72%	4.69%

[1]	Not Annualized
[2]	Inception: 09/27/2017.

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com/activeETFs.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com/activeETFs.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2021.

Important Risks

Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund’s shares may fluctuate due to changes in the market value of the Fund’s holdings. The Fund’s share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended.•Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall.•The risks associated with mortgage-related and asset-backed securities include credit, interest-rate, prepayment, liquidity, default and extension risk.•The purchase of securities in the To-Be-Announced (TBA) market, can result in additional price and counterparty risk.•Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk.•Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets.•High-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities.•Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.•Restricted securities may be more difficult to sell and price than other securities.•The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.•In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind.

Composition by Security Type(1)

as of 01/31/2021

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0%*

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	12.7%
Corporate Bonds	32.1
Foreign Government Obligations	6.7
Municipal Bonds	1.9
Senior Floating Rate Interests	5.6
U.S. Government Agencies(2)	42.2
U.S. Government Securities	26.6

Total	127.8%

Short-Term Investments	2.6
Purchased Options	0.0 *
Other Assets & Liabilities	(30.4)

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of January 31, 2021.

6

Hartford Active Fixed Income ETFs

Benchmark Glossary

Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) is comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The 1-3 Year Government/Credit Index includes securities in the 1-3 year maturity range in the Government/Credit Index.

Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Barclays Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of 1 year to 17 years engineered for the tax-exempt bond market.

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax exempt bond market.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that are Securities and Exchange Commission registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

7

Hartford Active Fixed Income ETFs

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and certain other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of August 1, 2020 through January 31, 2021, except as noted below. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratio below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would be higher. Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including expenses of the independent trustees and their counsel, extraordinary expenses and interest expense). Expenses are equal to a Fund’s annualized expense ratio multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses paid during the period August 1, 2020 through January 31, 2021	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses paid during the period August 1, 2020 through January 31, 2021	Annualized expense ratio
Hartford Core Bond ETF	$1,000.00	$992.30	$1.46	$1,000.00	$1,023.74	$1.48	0.29%

Hartford Municipal Opportunities ETF	$1,000.00	$1,028.40	$1.48	$1,000.00	$1,023.74	$1.48	0.29%

Hartford Schroders Tax-Aware Bond ETF	$1,000.00	$1,012.00	$1.98	$1,000.00	$1,023.24	$1.99	0.39%

Hartford Short Duration ETF	$1,000.00	$1,021.70	$1.48	$1,000.00	$1,023.74	$1.48	0.29%

Hartford Total Return Bond ETF	$1,000.00	$1,007.50	$1.47	$1,000.00	$1,023.74	$1.48	0.29%

8

Hartford Core Bond ETF

Schedule of Investments

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.0%
	Asset-Backed - Automobile - 0.2%
$80,621	American Credit Acceptance Receivables Trust 0.62%, 10/13/2023(1)	$80,718
105,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	106,853
	Santander Drive Auto Receivables Trust
35,000	1.48%, 01/15/2027	35,670
4,333	2.07%, 01/17/2023	4,350
105,000	Westlake Automobile Receivables Trust 1.65%, 02/17/2026(1)	107,055

		334,646

	Commercial Mortgage-Backed Securities - 4.5%
1,283,677	Bank of America Commercial Mortgage Trust 1.79%, 03/15/2063(2)(3)	183,009
	Benchmark Mortgage Trust
563,950	1.52%, 01/15/2054(2)(3)	70,297
619,732	1.79%, 07/15/2053(2)(3)	73,420
	BX Commercial Mortgage Trust
354,675	0.93%, 12/15/2036, 1 mo. USD LIBOR + 0.800%(1)(4)	355,447
227,831	1.05%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(4)	228,220
96,640	Citigroup Commercial Mortgage Trust 3.61%, 11/10/2048	102,944
	Commercial Mortgage Trust
35,000	3.18%, 02/10/2048	38,184
150,000	3.31%, 03/10/2048	164,953
210,000	3.61%, 08/10/2049(1)(2)	227,602
30,000	CSAIL Commercial Mortgage Trust 4.36%, 11/15/2051(2)	34,625
100,000	CSMC Trust 2.26%, 08/15/2037(1)	103,595
	Deutsche Bank Commercial Mortgage Trust DBJPM Mortgage Trust
469,734	1.71%, 09/15/2053(2)(3)	50,616
50,000	3.04%, 05/10/2049	53,118
	FREMF Mortgage Trust
295,000	3.59%, 04/25/2048(1)(2)	322,050
90,000	3.68%, 11/25/2049(1)(2)	96,645
230,000	3.76%, 07/25/2026(1)(2)	251,797
225,000	3.94%, 06/25/2049(1)(2)	251,039
315,000	4.16%, 08/25/2047(1)(2)	346,001
375,000	GS Mortgage Securities Trust 3.44%, 11/10/2049(2)	419,779
200,000	Hawaii Hotel Trust 1.28%, 05/15/2038, 1 mo. USD LIBOR + 1.150%(1)(4)	200,280
	JPMBB Commercial Mortgage Securities Trust
150,000	2.95%, 06/15/2049	158,680
150,000	3.24%, 10/15/2050	164,330
95,636	3.56%, 12/15/2048	102,162
635,000	3.58%, 03/15/2049	714,806
	Morgan Stanley Bank of America Merrill Lynch Trust
100,000	2.92%, 02/15/2046	103,971
210,000	3.53%, 12/15/2047	229,791
150,000	One Market Plaza Trust 3.61%, 02/10/2032(1)	155,535
50,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	52,235
100,000	VNDO Mortgage Trust 3.00%, 11/15/2030(1)	103,770
	Wells Fargo Commercial Mortgage Trust
40,000	3.15%, 05/15/2048	43,602
96,814	3.52%, 12/15/2048	103,043
420,000	3.64%, 03/15/2050	476,181
235,000	3.81%, 12/15/2048	266,186

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.0% - (continued)
	Commercial Mortgage-Backed Securities - 4.5% - (continued)
	Wells Fargo N.A.
$4,039,710	0.65%, 11/15/2062(2)(3)	$200,262
989,533	0.96%, 02/15/2052(2)(3)	61,414
1,508,190	1.36%, 11/15/2053(2)(3)	162,243
170,000	2.04%, 02/15/2054	175,087
145,000	4.41%, 11/15/2061(2)	173,090
82,017	WFRBS Commercial Mortgage Trust 2.98%, 06/15/2046	83,706

		7,103,715

	Other Asset-Backed Securities - 5.6%
	Affirm Asset Securitization Trust
165,130	1.90%, 01/15/2025(1)	166,364
69,321	3.46%, 10/15/2024(1)	70,481
166,427	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(2)	168,473
	Bayview Opportunity Master Fund Trust
128,345	3.50%, 06/28/2057(1)(2)	131,620
190,857	4.00%, 10/28/2064(1)(2)	198,470
246,409	Carlyle Global Market Strategies CLO Ltd. 1.27%, 05/15/2031, 3 mo. USD LIBOR + 1.050%(1)(4)	246,101
412,618	Carlyle U.S. CLO Ltd. 1.52%, 04/20/2031, 3 mo. USD LIBOR + 1.300%(1)(4)	412,756
270,000	Carlyle Vantage CLO Corp. 1.24%, 04/20/2031, 3 mo. USD LIBOR + 1.020%(1)(4)	269,974
300,000	CIFC Funding Ltd. 1.87%, 08/24/2032, 3 mo. USD LIBOR + 1.650%(1)(4)	301,289
43,530	Consumer Loan Underlying Bond CLUB Credit Trust 2.26%, 03/15/2028(1)	43,821
270,000	Dryden 55 CLO Ltd. 1.26%, 04/15/2031, 3 mo. USD LIBOR + 1.020%(1)(4)	269,714
410,000	Dryden 86 CLO Ltd. 1.87%, 07/17/2030, 3 mo. USD LIBOR + 1.650%(1)(4)	411,124
270,000	KKR CLO Ltd. 1.24%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(4)	269,178
270,000	Madison Park Funding Ltd. 1.50%, 01/15/2033, 3 mo. USD LIBOR + 1.260%(1)(4)	270,315
250,000	Magnetite Ltd. 1.32%, 07/20/2031, 3 mo. USD LIBOR + 1.100%(1)(4)	250,169
39,711	Marlette Funding Trust 2.39%, 12/17/2029(1)	40,030
108,013	Mill City Mortgage Loan Trust 3.50%, 05/25/2058(1)(2)	111,810
330,000	New Residential Advance Receivables Trust 1.43%, 08/15/2053(1)	331,788
305,000	NRZ Advance Receivables Trust 1.48%, 09/15/2053(1)	306,571
270,000	Octagon Investment Partners Ltd. 1.57%, 10/15/2032, 3 mo. USD LIBOR + 1.330%(1)(4)	270,366
250,000	Palmer Square CLO Ltd. 1.94%, 07/15/2031, 3 mo. USD LIBOR + 1.700%(1)(4)	250,727
188,988	Pretium Mortgage Credit Partners LLC 2.86%, 05/27/2059(1)(5)	189,688
100,000	Regional Management Issuance Trust 2.34%, 10/15/2030(1)	101,377
150,000	SCF Equipment Leasing 1.19%, 10/20/2027(1)	151,629
60,000	Stack Infrastructure Issuer LLC 1.89%, 08/25/2045(1)	60,675
75,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	75,321
	Towd Point Mortgage Trust
197,149	1.75%, 10/25/2060(1)	202,386
76,594	2.75%, 08/25/2055(1)(2)	77,416
364,398	2.75%, 10/25/2056(1)(2)	371,163
374,181	2.75%, 06/25/2057(1)(2)	386,544

The accompanying notes are an integral part of these financial statements.

9

Hartford Core Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.0% - (continued)
	Other Asset-Backed Securities - 5.6% - (continued)
$303,037	2.75%, 07/25/2057(1)(2)	$309,598
354,945	2.75%, 10/25/2057(1)(2)	365,448
87,050	2.90%, 10/25/2059(1)(2)	91,738
83,070	3.25%, 03/25/2058(1)(2)	86,807
339,791	3.75%, 03/25/2058(1)(2)	365,081
235,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	235,884
	Vericrest Opportunity Loan Trust
236,642	2.98%, 02/25/2050(1)(5)	237,336
200,320	2.98%, 03/25/2050(1)(5)	200,631
156,047	3.97%, 04/25/2050(1)(5)	158,277
109,692	VOLT LXXX LLC 3.23%, 10/25/2049(1)(5)	109,918
165,839	VOLT LXXXIV LLC 3.43%, 12/27/2049(1)(5)	166,321
100,000	Wingstop Funding LLC 2.84%, 12/05/2050(1)	102,619

		8,836,998

	Whole Loan Collateral CMO - 3.7%
	Angel Oak Mortgage Trust
239,614	0.99%, 04/25/2053(1)(2)	240,670
118,824	1.47%, 06/25/2065(1)(2)	119,480
179,359	1.69%, 04/25/2065(1)(2)	181,370
	Angel Oak Mortgage Trust LLC
121,821	3.65%, 09/25/2048(1)(2)	123,525
37,441	3.67%, 07/27/2048(1)(2)	37,989
	Arroyo Mortgage Trust
71,724	3.76%, 04/25/2048(1)(2)	72,976
77,198	3.81%, 01/25/2049(1)(2)	79,802
	Bunker Hill Loan Depositary Trust
195,116	1.72%, 02/25/2055(1)(2)	198,055
77,475	2.88%, 07/25/2049(1)(5)	80,242
73,693	3.61%, 10/26/2048(1)(5)	74,712
	COLT Mortgage Loan Trust
81,108	1.26%, 09/25/2065(1)(2)	81,538
238,386	1.33%, 10/26/2065(1)(2)	238,947
362,371	1.39%, 01/25/2065(1)(2)	364,992
204,762	1.51%, 04/27/2065(1)(2)	207,131
54,331	3.34%, 05/25/2049(1)(2)	54,549
	CSMC Trust
325,429	1.21%, 05/25/2065(1)(5)	327,395
286,998	2.00%, 01/25/2060(1)(2)	294,963
	Deephaven Residential Mortgage Trust
184,998	1.69%, 05/25/2065(1)	186,522
46,475	2.96%, 07/25/2059(1)(2)	47,151
101,964	Ellington Financial Mortgage Trust 1.18%, 10/25/2065(1)(2)	101,985
39,860	Galton Funding Mortgage Trust 3.50%, 11/25/2057(1)(2)	40,223
	GCAT Trust
89,293	1.56%, 04/25/2065(1)(5)	89,983
73,265	2.25%, 01/25/2060(1)(5)	74,897
	MetLife Securitization Trust
75,391	3.75%, 03/25/2057(1)(2)	79,981
99,345	3.75%, 04/25/2058(1)(2)	103,840
91,151	MFA Trust 1.01%, 01/26/2065(1)(2)	91,130
164,135	Mill City Mortgage Loan Trust 3.25%, 10/25/2069(1)(2)	173,711
	New Residential Mortgage Loan Trust
83,182	1.65%, 05/24/2060(1)(2)	83,789
205,272	3.50%, 12/25/2057(1)(2)	215,899
67,419	3.60%, 04/25/2049(1)(2)	68,105
29,491	3.75%, 03/25/2056(1)(2)	31,303
78,763	3.75%, 11/25/2058(1)(2)	84,759
335,571	4.00%, 03/25/2057(1)(2)	360,633
349,842	4.00%, 12/25/2057(1)(2)	374,967

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.0% - (continued)
	Whole Loan Collateral CMO - 3.7% - (continued)
	Preston Ridge Partners Mortgage Trust LLC
$90,710	2.36%, 11/25/2025(1)(5)	$91,031
214,391	2.86%, 09/25/2025(1)(5)	216,234
33,112	Seasoned Credit Risk Transfer Trust 2.50%, 08/25/2059	34,814
86,086	Starwood Mortgage Residential Trust 1.49%, 04/25/2065(1)(2)	87,151
	Verus Securitization Trust
146,860	1.22%, 05/25/2065(1)(5)	147,284
118,651	1.50%, 05/25/2065(1)(5)	120,064
135,890	2.69%, 11/25/2059(1)(2)	139,983

		5,823,775

	Total Asset & Commercial Mortgage-Backed Securities (cost $21,952,033)	$22,099,134

CORPORATE BONDS - 30.6%
	Aerospace/Defense - 0.7%
251,000	Boeing Co. 5.04%, 05/01/2027	292,184
55,000	General Dynamics Corp. 4.25%, 04/01/2040	69,264
	L3Harris Technologies, Inc.
72,000	3.85%, 06/15/2023	77,549
50,000	4.40%, 06/15/2028	59,174
112,000	Lockheed Martin Corp. 3.80%, 03/01/2045	134,266
165,000	Northrop Grumman Corp. 5.15%, 05/01/2040	221,370
172,000	United Technologies Corp. 4.45%, 11/16/2038	210,257

		1,064,064

	Agriculture - 0.8%
	Altria Group, Inc.
5,000	2.35%, 05/06/2025	5,275
229,000	3.88%, 09/16/2046	238,076
145,000	5.80%, 02/14/2039	188,040
112,000	Archer-Daniels-Midland Co. 3.25%, 03/27/2030	126,272
215,000	BAT Capital Corp. 2.26%, 03/25/2028	219,254
95,000	BAT International Finance plc 1.67%, 03/25/2026	96,414
137,000	Philip Morris International, Inc. 2.10%, 05/01/2030	139,886
269,000	Reynolds American, Inc. 4.85%, 09/15/2023	298,785

		1,312,002

	Auto Manufacturers - 0.2%
294,000	General Motors Co. 6.13%, 10/01/2025	354,356

	Beverages - 0.9%
	Anheuser-Busch InBev Worldwide, Inc.
412,000	3.75%, 07/15/2042	454,023
31,000	4.35%, 06/01/2040	36,993
284,000	Constellation Brands, Inc. 3.60%, 02/15/2028	321,731
200,000	Diageo Capital plc 2.00%, 04/29/2030	204,824
	PepsiCo, Inc.
314,000	1.63%, 05/01/2030	314,378
5,000	2.63%, 03/19/2027	5,476
14,000	3.63%, 03/19/2050	16,684

		1,354,109

	Biotechnology - 0.8%
	Amgen, Inc.
62,000	1.90%, 02/21/2025	64,983
67,000	2.20%, 02/21/2027	70,859
266,000	2.30%, 02/25/2031	276,563
142,000	2.45%, 02/21/2030	149,624
	Gilead Sciences, Inc.
250,000	1.65%, 10/01/2030	247,113
5,000	3.65%, 03/01/2026	5,633

The accompanying notes are an integral part of these financial statements.

10

Hartford Core Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Biotechnology - 0.8% - (continued)
	Royalty Pharma plc
$15,000	1.75%, 09/02/2027(1)	$15,294
230,000	2.20%, 09/02/2030(1)	231,916
65,000	3.30%, 09/02/2040(1)	67,045
90,000	3.55%, 09/02/2050(1)	93,984

		1,223,014

	Chemicals - 0.4%
	Air Products and Chemicals, Inc.
5,000	1.50%, 10/15/2025	5,173
15,000	1.85%, 05/15/2027	15,742
224,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	246,333
70,000	LYB International Finance LLC 3.80%, 10/01/2060	72,463
45,000	LYB International Finance LLC 1.25%, 10/01/2025	45,380
	Sherwin-Williams Co.
187,000	2.30%, 05/15/2030	193,794
67,000	2.95%, 08/15/2029	73,052
5,000	3.30%, 05/15/2050	5,423

		657,360

	Commercial Banks - 6.5%
	Bank of America Corp.
435,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 3 mo. USD SOFR + 1.370% thereafter)(6)	431,079
432,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(6)	457,511
485,000	3.00%, 12/20/2023, (3.00% fixed rate until 12/20/2022; 3 mo. USD LIBOR + 0.790% thereafter)(6)	508,064
161,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210% thereafter)(6)	186,015
503,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(6)	608,893
	Bank of New York Mellon Corp.
110,000	1.95%, 08/23/2022	112,963
144,000	2.10%, 10/24/2024	152,614
200,000	BNP Paribas S.A. 2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(6)	208,982
681,000	Citigroup, Inc. 3.20%, 10/21/2026	750,505
117,000	Fifth Third Bancorp 2.38%, 01/28/2025	123,838
	Goldman Sachs Group, Inc.
55,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(6)	55,059
236,000	2.60%, 02/07/2030	249,514
140,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(6)	152,360
67,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(6)	79,241
	HSBC Holdings plc
200,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(6)	202,382
200,000	3.60%, 05/25/2023	214,514
	JP Morgan Chase & Co.
1,643,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(6)	1,735,337

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Commercial Banks - 6.5% - (continued)
$85,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(6)	$91,660
95,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(6)	102,543
77,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(6)	92,471
108,000	KeyCorp. 2.55%, 10/01/2029	115,038
	Morgan Stanley
235,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(6)	231,374
95,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(6)	94,632
317,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(6)	336,529
700,000	3.88%, 01/27/2026	795,737
91,000	3.97%, 07/22/2038, (3.97% fixed rate until 07/22/2037; 3 mo. USD LIBOR + 1.455% thereafter)(6)	108,533
76,000	PNC Financial Services Group, Inc. 2.55%, 01/22/2030	81,235
164,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	172,028
	State Street Corp.
177,000	2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(6)	188,711
62,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(6)	67,160
250,000	Truist Bank 2.25%, 03/11/2030	257,771
	Wells Fargo & Co.
1,193,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(6)	1,260,025
36,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD LIBOR + 4.240% thereafter)(6)	49,417

		10,273,735

	Commercial Services - 0.5%
	Equifax, Inc.
112,000	2.60%, 12/15/2025	120,111
5,000	3.10%, 05/15/2030	5,461
112,000	ERAC USA Finance LLC 7.00%, 10/15/2037(1)	171,887
	Global Payments, Inc.
67,000	2.90%, 05/15/2030	71,639
162,000	3.20%, 08/15/2029	176,933
	Howard University (AGM Insured)
100,000	2.90%, 10/01/2031	105,858
70,000	3.48%, 10/01/2041	71,654

		723,543

	Construction Materials - 0.2%
	Carrier Global Corp.
234,000	2.24%, 02/15/2025	245,891
50,000	2.70%, 02/15/2031	52,814

		298,705

	Diversified Financial Services - 0.3%
234,000	American Express Co. 3.63%, 12/05/2024	259,142
229,000	BlackRock, Inc. 1.90%, 01/28/2031	233,602

The accompanying notes are an integral part of these financial statements.

11

Hartford Core Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Diversified Financial Services - 0.3% - (continued)
$5,000	Mastercard, Inc. 3.35%, 03/26/2030	$5,731

		498,475

	Electric - 3.6%
42,000	Alabama Power Co. 4.15%, 08/15/2044	51,255
77,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	87,358
112,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	124,570
154,000	Commonwealth Edison Co. 2.55%, 06/15/2026	168,210
	Dominion Energy, Inc.
348,000	2.85%, 08/15/2026	380,586
122,000	5.95%, 06/15/2035	169,602
615,000	Duke Energy Corp. 2.65%, 09/01/2026	664,266
162,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	174,801
55,000	Evergy Metro, Inc. 2.25%, 06/01/2030	57,805
	Evergy, Inc.
95,000	2.45%, 09/15/2024	100,468
139,000	2.90%, 09/15/2029	149,940
50,000	Exelon Corp. 4.70%, 04/15/2050	64,018
	Georgia Power Co.
149,000	2.10%, 07/30/2023	155,291
36,000	4.30%, 03/15/2042	43,767
137,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	148,720
279,000	NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	287,708
234,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	290,634
112,000	Oncor Electric Delivery Co. LLC 2.95%, 04/01/2025	122,158
355,000	Pacific Gas and Electric Co. 2.50%, 02/01/2031	352,729
320,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	310,537
	Puget Energy, Inc.
224,000	3.65%, 05/15/2025	246,936
102,000	4.10%, 06/15/2030	115,409
92,000	Sempra Energy 4.00%, 02/01/2048	104,910
464,000	Sierra Pacific Power Co. 2.60%, 05/01/2026	501,053
	Southern California Edison Co.
42,000	2.25%, 06/01/2030	42,991
72,000	2.85%, 08/01/2029	77,189
76,000	3.65%, 02/01/2050	81,532
132,000	4.00%, 04/01/2047	147,178
	Southern Co.
4,000	3.25%, 07/01/2026	4,446
252,000	3.70%, 04/30/2030	286,195
117,000	Xcel Energy, Inc. 2.60%, 12/01/2029	125,195

		5,637,457

	Electronics - 0.2%
249,000	Honeywell International, Inc. 1.95%, 06/01/2030	257,682

	Environmental Control - 0.1%
120,000	Republic Services, Inc. 1.45%, 02/15/2031	115,786
35,000	Waste Management, Inc. 2.50%, 11/15/2050	32,681

		148,467

	Food - 0.4%
	Conagra Brands, Inc.
105,000	1.38%, 11/01/2027	104,845
132,000	4.85%, 11/01/2028	161,372
132,000	General Mills, Inc. 2.88%, 04/15/2030	143,314
160,000	Mondelez International, Inc. 1.50%, 02/04/2031	154,754

		564,285

	Gas - 0.4%
157,000	Dominion Energy Gas Holdings LLC 2.50%, 11/15/2024	167,113

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Gas - 0.4% - (continued)
	NiSource, Inc.
$352,000	3.49%, 05/15/2027	$396,436
77,000	3.60%, 05/01/2030	87,251
47,000	Sempra Energy 3.40%, 02/01/2028	52,629

		703,429

	Healthcare - Products - 0.6%
200,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	216,843
112,000	Baxter International, Inc. 3.95%, 04/01/2030(1)	131,137
67,000	Becton Dickinson and Co. 3.36%, 06/06/2024	72,731
	Boston Scientific Corp.
67,000	1.90%, 06/01/2025	69,867
324,000	3.75%, 03/01/2026	365,742
112,000	Thermo Fisher Scientific, Inc. 2.95%, 09/19/2026	123,364

		979,684

	Healthcare - Services - 0.7%
	Anthem, Inc.
25,000	2.25%, 05/15/2030	25,770
212,000	2.88%, 09/15/2029	231,553
90,000	3.50%, 08/15/2024	98,501
11,000	4.38%, 12/01/2047	13,754
117,000	CommonSpirit Health 2.76%, 10/01/2024	125,521
112,000	Quest Diagnostics, Inc. 2.80%, 06/30/2031	121,286
60,000	Sutter Health 3.36%, 08/15/2050	64,905
	UnitedHealth Group, Inc.
151,000	2.38%, 08/15/2024	160,654
120,000	3.70%, 12/15/2025	136,352
117,000	4.75%, 07/15/2045	157,774

		1,136,070

	Household Products - 0.1%
112,000	Estee Lauder Cos., Inc. 2.60%, 04/15/2030	121,083

	Insurance - 0.9%
371,000	American International Group, Inc. 2.50%, 06/30/2025	395,526
137,000	Berkshire Hathaway Finance Corp. 4.20%, 08/15/2048	172,261
	Marsh & McLennan Cos., Inc.
361,000	3.88%, 03/15/2024	397,441
45,000	4.75%, 03/15/2039	58,329
5,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	5,767
117,000	Progressive Corp. 3.20%, 03/26/2030	132,770
234,000	Willis North America, Inc. 2.95%, 09/15/2029	252,198

		1,414,292

	Internet - 0.4%
245,000	Alphabet, Inc. 2.05%, 08/15/2050	220,525
151,000	Amazon.com, Inc. 3.15%, 08/22/2027	170,696
225,000	Tencent Holdings Ltd. 2.39%, 06/03/2030(1)	227,030

		618,251

	Iron/Steel - 0.2%
225,000	Vale Overseas Ltd. 3.75%, 07/08/2030	246,623

	IT Services - 0.7%
	Apple, Inc.
211,000	1.13%, 05/11/2025	215,739
506,000	2.20%, 09/11/2029	534,517
	International Business Machines Corp.
200,000	1.95%, 05/15/2030	203,074
100,000	2.95%, 05/15/2050	100,728
117,000	Leidos, Inc. 3.63%, 05/15/2025(1)	129,890

		1,183,948

	Machinery - Construction & Mining - 0.1%
132,000	Caterpillar, Inc. 2.60%, 04/09/2030	142,939

The accompanying notes are an integral part of these financial statements.

12

Hartford Core Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Machinery - Diversified - 0.1%
	John Deere Capital Corp.
$31,000	1.20%, 04/06/2023	$31,571
144,000	2.60%, 03/07/2024	153,738

		185,309

	Media - 1.9%
	Charter Communications Operating LLC / Charter Communications Operating Capital
355,000	2.30%, 02/01/2032	345,037
37,000	2.80%, 04/01/2031	38,107
15,000	3.70%, 04/01/2051	14,736
652,000	4.20%, 03/15/2028	740,162
108,000	5.13%, 07/01/2049	127,494
	Comcast Corp.
456,000	3.20%, 07/15/2036	501,552
5,000	3.40%, 07/15/2046	5,466
115,000	3.75%, 04/01/2040	133,210
32,000	4.70%, 10/15/2048	42,355
5,000	4.75%, 03/01/2044	6,579
35,000	4.95%, 10/15/2058	49,596
142,000	Cox Communications, Inc. 4.50%, 06/30/2043(1)	171,847
	Discovery Communications LLC
95,000	3.95%, 06/15/2025	106,222
155,000	4.65%, 05/15/2050	185,875
40,000	5.20%, 09/20/2047	50,652
62,000	5.30%, 05/15/2049	79,504
	ViacomCBS, Inc.
5,000	4.20%, 05/19/2032	5,915
62,000	4.38%, 03/15/2043	71,748
216,000	4.95%, 01/15/2031	266,479

		2,942,536

	Miscellaneous Manufacturing - 0.2%
207,000	General Electric Co. 3.63%, 05/01/2030	229,603
25,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	32,165

		261,768

	Oil & Gas - 0.5%
72,000	BP Capital Markets America, Inc. 3.63%, 04/06/2030	81,709
	Equinor ASA
102,000	3.63%, 04/06/2040	116,725
66,000	3.70%, 04/06/2050	75,562
	Exxon Mobil Corp.
167,000	4.23%, 03/19/2040	201,187
2,000	4.33%, 03/19/2050	2,456
151,000	Hess Corp. 7.30%, 08/15/2031	197,085
100,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	114,230
70,000	Valero Energy Corp. 2.15%, 09/15/2027	70,752

		859,706

	Pharmaceuticals - 1.8%
	AbbVie, Inc.
514,000	3.20%, 11/21/2029	568,426
214,000	4.25%, 11/21/2049	258,011
5,000	4.55%, 03/15/2035	6,153
52,000	Becton Dickinson and Co. 2.82%, 05/20/2030	56,129
	Bristol-Myers Squibb Co.
190,000	0.75%, 11/13/2025	190,398
80,000	2.55%, 11/13/2050	77,217
87,000	3.40%, 07/26/2029	99,237
	CVS Health Corp.
37,000	4.13%, 04/01/2040	42,955
274,000	5.13%, 07/20/2045	357,409
214,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	238,547

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Pharmaceuticals - 1.8% - (continued)
	Johnson & Johnson
$134,000	2.45%, 03/01/2026	$145,130
62,000	3.55%, 03/01/2036	75,094
	Novartis Capital Corp.
134,000	2.00%, 02/14/2027	141,997
127,000	2.20%, 08/14/2030	134,645
	Pfizer, Inc.
122,000	1.70%, 05/28/2030	123,328
62,000	2.63%, 04/01/2030	67,504
62,000	Shire Acquisitions Investments Ireland DAC 2.88%, 09/23/2023	65,541
200,000	Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030	201,633
	Upjohn, Inc.
30,000	1.65%, 06/22/2025(1)	30,888
50,000	2.30%, 06/22/2027(1)	52,647

		2,932,889

	Pipelines - 1.0%
141,000	Energy Transfer Operating L.P. 3.75%, 05/15/2030	148,427
283,000	Enterprise Products Operating LLC 4.80%, 02/01/2049	345,264
	MPLX L.P.
74,000	4.13%, 03/01/2027	84,366
85,000	4.70%, 04/15/2048	95,128
62,000	5.20%, 12/01/2047	72,010
152,000	ONEOK, Inc. 4.00%, 07/13/2027	168,642
42,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030(1)	48,873
222,000	Sunoco Logistics Partners Operations L.P. 5.30%, 04/01/2044	234,182
67,000	Texas Eastern Transmission L.P. 2.80%, 10/15/2022(1)	69,209
	TransCanada PipeLines Ltd.
158,000	4.10%, 04/15/2030	183,217
57,000	4.75%, 05/15/2038	69,562

		1,518,880

	Real Estate Investment Trusts - 0.2%
	American Tower Corp.
35,000	1.50%, 01/31/2028	34,785
57,000	2.10%, 06/15/2030	57,305
67,000	2.40%, 03/15/2025	70,782
135,000	2.95%, 01/15/2051	130,119
5,000	Brixmor Operating Partnership L.P. 4.05%, 07/01/2030	5,652
5,000	Equinix, Inc. 1.80%, 07/15/2027	5,125
	VEREIT Operating Partnership L.P.
10,000	2.20%, 06/15/2028	10,220
10,000	2.85%, 12/15/2032	10,288
40,000	3.40%, 01/15/2028	43,968

		368,244

	Retail - 0.7%
72,000	AutoZone, Inc. 3.63%, 04/15/2025	80,101
	Home Depot, Inc.
155,000	1.38%, 03/15/2031	151,822
150,000	3.30%, 04/15/2040	169,279
62,000	3.50%, 09/15/2056	72,261
	Lowe’s Cos., Inc.
210,000	1.70%, 10/15/2030	206,260
62,000	3.70%, 04/15/2046	70,240
	McDonald’s Corp.
31,000	3.35%, 04/01/2023	32,896
182,000	3.63%, 09/01/2049	204,540
36,000	3.70%, 02/15/2042	40,912

The accompanying notes are an integral part of these financial statements.

13

Hartford Core Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Retail - 0.7% - (continued)
$112,000	Starbucks Corp. 3.80%, 08/15/2025	$126,279

		1,154,590

	Semiconductors - 1.3%
161,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	179,725
	Broadcom, Inc.
20,000	2.60%, 02/15/2033(1)	19,773
5,000	3.75%, 02/15/2051(1)	5,107
8,000	4.25%, 04/15/2026	9,070
673,000	5.00%, 04/15/2030	801,390
	Intel Corp.
129,000	2.45%, 11/15/2029	137,923
199,000	3.25%, 11/15/2049	214,053
20,000	4.10%, 05/19/2046	24,443
177,000	Microchip Technology, Inc. 2.67%, 09/01/2023(1)	185,219
170,000	NVIDIA Corp. 3.50%, 04/01/2040	194,940
44,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	49,419
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
122,000	3.15%, 05/01/2027(1)	134,170
89,000	4.30%, 06/18/2029(1)	103,768

		2,059,000

	Software - 1.0%
	Fidelity National Information Services, Inc.
122,000	3.00%, 08/15/2026	134,770
93,000	3.75%, 05/21/2029	106,954
	Fiserv, Inc.
393,000	2.25%, 06/01/2027	415,135
32,000	3.20%, 07/01/2026	35,444
	Microsoft Corp.
72,000	2.53%, 06/01/2050	72,385
52,000	3.50%, 11/15/2042	61,877
	Oracle Corp.
485,000	3.60%, 04/01/2040	544,546
67,000	3.80%, 11/15/2037	77,845
112,000	salesforce.com, Inc. 3.25%, 04/11/2023	118,853

		1,567,809

	Telecommunications - 1.8%
	AT&T, Inc.
270,000	3.50%, 02/01/2061	255,487
29,000	3.55%, 09/15/2055(1)	27,592
305,000	3.65%, 06/01/2051	303,927
49,000	3.65%, 09/15/2059(1)	46,864
101,000	3.80%, 12/01/2057(1)	100,080
	T-Mobile USA, Inc.
360,000	1.50%, 02/15/2026(1)	365,144
55,000	2.05%, 02/15/2028(1)	56,351
350,000	3.00%, 02/15/2041(1)	344,575
105,000	3.30%, 02/15/2051(1)	102,642
134,000	3.50%, 04/15/2025(1)	146,890
149,000	3.88%, 04/15/2030(1)	168,573
127,000	4.50%, 04/15/2050(1)	149,657
	Verizon Communications, Inc.
105,000	2.65%, 11/20/2040	102,019
65,000	2.88%, 11/20/2050	62,397
5,000	4.00%, 03/22/2050	5,758
456,000	4.13%, 08/15/2046	533,783
70,000	4.50%, 08/10/2033	86,176
62,000	Vodafone Group plc 4.38%, 02/19/2043	74,087

		2,932,002

	Transportation - 0.3%
	FedEx Corp.
75,000	3.30%, 03/15/2027	83,636
77,000	3.80%, 05/15/2025	86,361

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.6% - (continued)
	Transportation - 0.3% - (continued)
$167,000	4.25%, 05/15/2030	$198,329
5,000	Norfolk Southern Corp. 3.40%, 11/01/2049	5,457
137,000	Union Pacific Corp. 4.10%, 09/15/2067	165,088

		538,871

	Water - 0.1%
	American Water Capital Corp.
141,000	2.80%, 05/01/2030	153,705
36,000	3.75%, 09/01/2028	42,016

		195,721

	Total Corporate Bonds (cost $47,697,428)	$48,430,898

FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
	Mexico - 0.6%
	Mexico Government International Bond
250,000	2.66%, 05/24/2031	248,635
400,000	4.75%, 04/27/2032	466,000
176,000	4.75%, 03/08/2044	197,560

		912,195

	Panama - 0.3%
	Panama Government International Bond
280,000	2.25%, 09/29/2032	282,380
200,000	3.87%, 07/23/2060	222,302

		504,682

	Peru - 0.1%
111,000	Peruvian Government International Bond 2.39%, 01/23/2026	117,383

	Philippines - 0.1%
200,000	Philippine Government International Bond 3.70%, 02/02/2042	228,040

	Qatar - 0.2%
200,000	Qatar Government International Bond 5.10%, 04/23/2048(7)	275,738

	Saudi Arabia - 0.2%
400,000	Saudi Government International Bond 2.25%, 02/02/2033(1)	395,176

	Total Foreign Government Obligations (cost $2,428,261)	$2,433,214

MUNICIPAL BONDS - 0.6%
	Development - 0.0%
50,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	55,114

	General - 0.3%
	County of Riverside, CA
55,000	2.96%, 02/15/2027	59,624
55,000	3.07%, 02/15/2028	59,969
65,000	Dist of Columbia Rev 3.43%, 04/01/2042	70,388
230,000	Florida State Board of Administration Finance Co. 1.26%, 07/01/2025	236,546

		426,527

	General Obligation - 0.1%
60,000	California State, GO Taxable 7.30%, 10/01/2039	97,777

	Higher Education - 0.0%
10,000	Marshall University, WV, (AGM Insured) 2.91%, 05/01/2026	10,640
10,000	3.63%, 05/01/2034	10,811

		21,451

The accompanying notes are an integral part of these financial statements.

14

Hartford Core Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.6% - (continued)
	Transportation - 0.2%
$40,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	$45,275
	Metropolitan Transportation Auth, NY, Rev
15,000	4.75%, 11/15/2045	18,235
40,000	5.18%, 11/15/2049	53,181
55,000	New York State Thruway Auth Rev 2.90%, 01/01/2035	60,806
205,000	Port Auth of New York & New Jersey Rev 1.09%, 07/01/2023	208,382

		385,879

	Total Municipal Bonds (cost $930,775)	$986,748

U.S. GOVERNMENT AGENCIES - 34.7%
	Mortgage-Backed Agencies - 34.7%
	FHLMC - 0.5%
$229,973	0.88%, 11/25/2030(2)(3)	$17,237
1,414,157	1.12%, 06/25/2030(2)(3)	131,414
29,949	1.13%, 12/15/2027	30,313
99,871	1.13%, 01/25/2030(2)(3)	8,832
32,115	1.25%, 12/15/2027	32,633
1,544,965	1.39%, 06/25/2030(2)(3)	175,401
1,099,630	1.43%, 05/25/2030(2)(3)	129,301
1,232,803	1.57%, 05/25/2030(2)(3)	157,302
174,864	1.70%, 04/25/2030(2)(3)	23,207
34,643	2.50%, 12/15/2042	36,155

		741,795

	FNMA - 0.4%
135,847	1.25%, 02/25/2028	137,842
31,275	1.50%, 09/25/2027	31,916
516,905	3.00%, 03/01/2050	543,594

		713,352

	GNMA - 9.4%
1,150,000	2.00%, 02/20/2051(8)	1,193,215
1,150,000	2.00%, 03/18/2051(8)	1,191,148
1,038,000	2.50%, 02/20/2051(8)	1,091,603
1,037,000	2.50%, 03/18/2051(8)	1,088,607
3,400,000	3.00%, 02/20/2051(8)	3,563,824
3,375,000	3.50%, 02/20/2051(8)	3,575,391
3,000,000	4.00%, 02/20/2051(8)	3,207,598

		14,911,386

	UMBS - 24.4%
1,000,000	1.50%, 02/18/2036(8)	1,024,805
1,600,000	1.50%, 03/16/2036(8)	1,636,742
300,000	1.50%, 02/12/2051(8)	301,055
2,900,000	2.00%, 02/18/2036(8)	3,028,574
5,475,000	2.00%, 02/12/2051(8)	5,648,233
8,300,000	2.00%, 03/11/2051(8)	8,547,703
1,300,000	2.50%, 03/16/2036(8)	1,364,494
3,725,000	2.50%, 02/12/2051(8)	3,923,182
750,000	3.00%, 02/18/2036(8)	792,334
1,075,000	3.00%, 02/12/2051(8)	1,130,409
4,200,000	3.00%, 03/11/2051(8)	4,418,121
1,400,000	3.50%, 02/12/2051(8)	1,488,375
1,400,000	3.50%, 03/11/2051(8)	1,489,195
1,175,000	4.00%, 02/12/2051(8)	1,259,981
1,175,000	4.00%, 03/11/2051(8)	1,261,128
600,000	4.50%, 02/12/2051(8)	651,750
600,000	4.50%, 03/11/2051(8)	651,000

		38,617,081

	Total U.S. Government Agencies (cost $54,889,024)	$54,983,614

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 34.7%
	U.S. Treasury Securities - 34.7%
	U.S. Treasury Bonds - 9.5%
$587,082	0.25%, 02/15/2050(9)	$681,374
1,495,000	1.38%, 11/15/2040	1,420,951
605,000	1.38%, 08/15/2050	538,545
1,035,000	1.63%, 11/15/2050	979,854
630,000	2.00%, 02/15/2050	652,714
528,000	2.38%, 11/15/2049(10)	592,701
1,525,000	3.00%, 02/15/2048	1,916,496
400,000	3.13%, 05/15/2048	514,031
1,840,000	3.63%, 02/15/2044	2,508,294
1,464,000	3.75%, 11/15/2043	2,029,241
275,000	3.88%, 08/15/2040	380,918
1,867,600	4.63%, 02/15/2040	2,816,136

		15,031,255

	U.S. Treasury Notes - 25.2%
2,500,000	0.13%, 05/15/2023	2,499,023
6,915,000	0.25%, 06/15/2023	6,932,287
7,085,000	0.38%, 04/30/2025	7,094,687
5,260,000	0.50%, 04/30/2027	5,210,893
700,000	0.63%, 05/15/2030	673,641
1,830,000	0.63%, 08/15/2030	1,755,656
3,725,000	0.88%, 11/15/2030	3,649,918
1,720,000	1.13%, 02/28/2025	1,775,766
3,600,000	1.38%, 01/31/2022	3,645,703
702,000	1.38%, 01/31/2025	731,588
4,482,000	1.50%, 01/31/2027	4,717,130
1,008,000	2.75%, 06/30/2025	1,113,289

		39,799,581

	Total U.S. Government Securities (cost $55,707,238)	$54,830,836

	Total Long-Term Investments (cost $183,604,759)	$183,764,444

SHORT-TERM INVESTMENTS - 12.7%
	Repurchase Agreements - 12.7%
20,065,917	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $20,065,950; collateralized by U.S. Treasury Bond at 3.000%, maturing 05/15/2047, with a market value of $20,467,316	20,065,917

	Total Short-Term Investments (cost $20,065,917)	$20,065,917

Total Investments (cost $203,670,676)	128.8%	$203,830,361
Other Assets & Liabilities	(28.8)%	(45,584,488)

Total Net Assets	100.0%	$158,245,873

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

The accompanying notes are an integral part of these financial statements.

15

Hartford Core Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $22,037,760, representing 13.9% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Securities disclosed are interest-only strips.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(7)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the aggregate value of this security was $275,738, representing 0.2% of net assets.

(8)	Represents or includes a TBA transaction.

(9)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(10)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2021, the market value of securities pledged was $297,473.

Futures Contracts Outstanding at January 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 5-Year Note Future	5	03/31/2021	$629,375	$1,022
U.S. Treasury 10-Year Note Future	112	03/22/2021	15,347,500	79,240
U.S. Treasury 10-Year Ultra Future	7	03/22/2021	1,076,797	21,097
U.S. Treasury Long Bond Future	17	03/22/2021	2,868,219	92,844
U.S. Treasury Ultra Bond Future	1	03/22/2021	204,718	467

Total futures contracts				$194,670

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2021
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.35.V1	USD	4,685,000	1.00%	12/20/2025	Quarterly	$107,213	$101,696	$(5,517)

Total centrally cleared credit default swap contracts						$107,213	$101,696	$(5,517)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

16

Hartford Core Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$22,099,134	$—	$22,099,134	$—
Corporate Bonds	48,430,898	—	48,430,898	—
Foreign Government Obligations	2,433,214	—	2,433,214	—
Municipal Bonds	986,748	—	986,748	—
U.S. Government Agencies	54,983,614	—	54,983,614	—
U.S. Government Securities	54,830,836	—	54,830,836	—
Short-Term Investments	20,065,917	—	20,065,917	—
Futures Contracts(2)	194,670	194,670	—	—

Total	$204,025,031	$194,670	$203,830,361	$—

Liabilities
Swaps - Credit Default(2)	$(5,517)	$—	$(5,517)	$—

Total	$(5,517)	$—	$(5,517)	$—

(1)	For the six-month period ended January 31, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

17

Hartford Municipal Opportunities ETF

Schedule of Investments

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8%
	Alabama - 2.0%
$100,000	Jefferson County, AL, Board of Education Special Tax 5.00%, 02/01/2042	$123,157
90,000	Jefferson County, AL, GO 5.00%, 04/01/2024	102,860
1,590,000	State of Alabama Docks Department, (AGM Insured) 5.00%, 10/01/2026	1,931,198
665,000	State of Alabama, Troy University, (BAM Insured) 5.00%, 11/01/2023	746,835

		2,904,050

	Arizona - 0.2%
185,000	Maricopa County, AZ, Industrial Dev Auth 5.00%, 09/01/2031	232,675
110,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(1)	110,023

		342,698

	California - 3.6%
205,000	Alameda County, Oakland, CA, Unified School Dist, GO, (AGM Insured) 4.00%, 08/01/2034	240,039
205,000	California Enterprise Dev Auth 5.00%, 08/01/2045	250,026
185,000	Cathedral City Redev. Agcy. Successor Agcy (BAM Insured) 4.00%, 08/01/2032	223,637
215,000	Cathedral City, CA, Redevelopment Agency Successor Agency 4.00%, 08/01/2021	218,591
1,000,000	City of Los Angeles, CA, Department of Airports 4.00%, 05/15/2035	1,239,320
110,000	Foothill-Eastern Transportation Corridor Agency, CA 5.00%, 01/15/2030(2)	144,860
150,000	Fresno, CA, Unified School Dist, GO 0.01%, 08/01/2032(3)	110,064
500,000	Golden State Tobacco Securitization Corp., CA 5.00%, 06/01/2032	626,565
100,000	Romoland, CA, School Dist Special Tax 5.00%, 09/01/2043	115,195
	San Joaquin Hills, CA, Transportation Corridor Agency, (NATL Insured)
80,000	0.00%, 01/15/2026(3)	73,482
215,000	0.00%, 01/15/2032(3)	168,115
70,000	0.00%, 01/15/2035(3)	50,067
	State of California, GO
1,500,000	0.03%, 05/01/2040(4)	1,500,000
185,000	4.00%, 11/01/2041	212,898

		5,172,859

	Colorado - 3.6%
	Colorado Health Facs Auth Rev
105,000	4.00%, 12/01/2040	119,508
835,000	5.00%, 08/01/2044	1,032,711
1,000,000	Colorado Housing and Finance Auth (GNMA Insured) 3.00%, 05/01/2051	1,111,310
160,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2031	188,016
175,000	Denver, CO, Urban Renewal Auth 5.25%, 12/01/2039(1)	187,299
1,030,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2029	1,319,245
	Regional Transportation Dist
400,000	5.00%, 07/15/2029	520,888
500,000	5.00%, 01/15/2030	657,295
100,000	5.00%, 07/15/2032	132,404

		5,268,676

	Connecticut - 1.8%
100,000	City of Bridgeport, CT, GO, (BAM Insured) 5.00%, 07/15/2034	124,661

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Connecticut - 1.8% - (continued)
$875,000	Connecticut Housing Finance Auth Rev (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	$976,806
	Connecticut State Health & Educational Facs Auth
320,000	5.00%, 07/01/2026	374,867
70,000	5.00%, 07/01/2031	91,409
	State of Connecticut, GO
380,000	5.00%, 11/15/2025	462,821
500,000	5.00%, 04/15/2029	626,915

		2,657,479

	District of Columbia - 0.5%
	Dist of Columbia Rev
250,000	5.00%, 07/01/2037	258,435
455,000	5.00%, 07/01/2042	464,992

		723,427

	Florida - 8.5%
270,000	Broward County, FL, Airport System Rev 4.00%, 10/01/2044	310,710
185,000	Capital Projects, FL, Finance Auth 5.00%, 10/01/2027	215,320
125,000	City of Atlantic Beach, FL, Health Care Facs Auth 5.00%, 11/15/2043	140,999
5,750,000	City of West Palm Beach, FL, Utility System Rev, (AGC Insured) 0.06%, 10/01/2038(4)	5,750,000
365,000	Escambia County, FL, Health Facs Auth Rev 4.00%, 08/15/2050	419,316
1,000,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2037	1,223,770
	Orange County, FL, Convention Center/Orlando
680,000	5.00%, 10/01/2024	794,648
1,005,000	5.00%, 10/01/2027	1,291,425
720,000	Palm Beach County, FL, Health Facs Auth 2.63%, 06/01/2025	733,759
	Polk County, FL, Industrial Dev Auth
645,000	5.00%, 01/01/2029	726,463
190,000	5.00%, 01/01/2055	207,664
35,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042	42,561
500,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	485,875

		12,342,510

	Georgia - 1.7%
100,000	Appling County, GA, Dev Auth Rev 1.50%, 01/01/2038(4)	102,974
	Burke County, GA, Dev Auth Rev
400,000	1.50%, 01/01/2040(4)	411,896
200,000	3.00%, 11/01/2045(4)	209,884
200,000	Main Street, GA, Natural Gas, Inc. 5.50%, 09/15/2023	226,652
	Municipal Electric Auth, GA
1,000,000	5.00%, 01/01/2028	1,223,620
215,000	5.00%, 01/01/2056	259,817

		2,434,843

	Hawaii - 0.1%
100,000	State of Hawaii Airports System Rev 5.00%, 07/01/2031	126,202

	Illinois - 14.4%
	Chicago, IL, Board of Education, GO, (NATL Insured)
105,000	0.00%, 12/01/2023(3)	101,999
110,000	0.00%, 12/01/2026(3)	101,213
250,000	5.00%, 12/01/2024	287,497
500,000	5.00%, 12/01/2028	634,015
100,000	5.00%, 12/01/2032	126,793

The accompanying notes are an integral part of these financial statements.

18

Hartford Municipal Opportunities ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Illinois - 14.4% - (continued)
$170,000	5.00%, 12/01/2033	$214,683
420,000	5.00%, 12/01/2034	529,116
400,000	5.00%, 12/01/2046	475,084
250,000	Chicago, IL, Board of Education, Rev 5.00%, 04/01/2033	303,640
	Chicago, IL, O’Hare International Airport
370,000	5.00%, 01/01/2031	489,932
630,000	5.00%, 01/01/2032	828,324
	Chicago, IL, Transit Auth
1,490,000	5.00%, 12/01/2021	1,550,598
445,000	5.00%, 06/01/2024	507,847
275,000	5.00%, 12/01/2045	341,159
130,000	5.25%, 12/01/2024	135,556
105,000	5.25%, 12/01/2025	109,488
	City of Chicago, IL, GO, (NATL Insured)
500,000	0.00%, 01/01/2026(3)	459,605
400,000	5.00%, 01/01/2024	444,072
	City of Chicago, IL, Wastewater Transmission Rev
90,000	5.00%, 01/01/2027	100,591
50,000	5.50%, 01/01/2030	62,926
	Cook County, IL, GO
100,000	5.00%, 11/15/2021	103,817
265,000	5.00%, 11/15/2032	354,231
335,000	County of Cook, IL, Sales Tax Rev 5.00%, 11/15/2030	457,982
105,000	Illinois Housing Dev Auth 4.00%, 02/01/2035	108,175
	Illinois State Finance Auth Rev
235,000	5.00%, 08/15/2033	315,892
150,000	5.00%, 11/15/2045	171,459
305,000	5.00%, 05/15/2050(4)	349,024
615,000	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured) 5.00%, 12/01/2025	738,787
100,000	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO 5.00%, 01/01/2032	124,043
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
150,000	0.00%, 02/01/2027(3)	140,931
515,000	5.00%, 02/01/2025	599,388
205,000	Metropolitan Pier & Exposition Auth, IL, (NATL Insured) 0.00%, 12/15/2025(3)	191,624
	Railsplitter, IL, Tobacco Settlement Auth
150,000	5.00%, 06/01/2022	159,072
75,000	5.25%, 06/01/2021	76,215
	Regional Transportation, IL, Auth Rev
150,000	5.00%, 06/01/2024	171,452
1,000,000	6.00%, 07/01/2024	1,115,800
	Sales Tax Securitization Corp., IL Rev
500,000	5.00%, 01/01/2029	625,110
455,000	5.00%, 01/01/2030	595,067
985,000	5.00%, 01/01/2037	1,195,810
	State of Illinois, GO
1,040,000	5.00%, 03/01/2021	1,043,765
450,000	5.00%, 12/01/2024	514,782
300,000	5.00%, 11/01/2027	360,222
480,000	5.00%, 10/01/2031	603,605
465,000	5.00%, 12/01/2034	546,449
750,000	5.25%, 12/01/2030	905,107
	State of Illinois, Rev
1,250,000	5.00%, 06/15/2022	1,314,825
115,000	5.00%, 06/15/2027	134,073
100,000	Village of Bolingbrook, IL, GO, (AGM Insured) 5.00%, 01/01/2028	127,007

		20,947,852

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Indiana - 0.2%
$279,414	City of Evansville, IN, (FNMA Insured) 3.00%, 06/01/2034	$300,535

	Iowa - 1.4%
	Iowa Student Loan Liquidity Corp.
400,000	5.00%, 12/01/2022	433,872
230,000	5.00%, 12/01/2023	259,560
350,000	5.00%, 12/01/2025	418,792
	State of Iowa, Finance Auth Rev
215,000	2.88%, 05/15/2049	218,653
575,000	5.00%, 02/15/2027	721,366

		2,052,243

	Kentucky - 0.2%
110,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2023	122,161
100,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(4)	112,553

		234,714

	Louisiana - 0.4%
305,000	Parish of St. John the Baptist, LA 2.38%, 06/01/2037(4)	319,475
265,000	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured) 5.00%, 01/01/2027	327,561

		647,036

	Maine - 0.2%
305,000	Finance Auth of Maine Rev, (AGM Insured) 5.00%, 12/01/2021	316,621

	Maryland - 0.0%
40,000	Maryland Health & Higher Educational Facs Auth 2.88%, 07/01/2023	41,570

	Massachusetts - 3.0%
	Massachusetts Dev Finance Agency, Rev
125,000	5.00%, 07/15/2021(1)	126,989
120,000	5.00%, 07/15/2023(1)	130,415
130,000	5.00%, 07/15/2024(1)	145,411
660,000	5.00%, 07/01/2031	801,589
675,000	5.00%, 07/01/2034	829,811
350,000	5.00%, 07/01/2044	391,506
100,000	5.00%, 07/01/2048	118,847
380,000	5.00%, 10/01/2057(1)	417,270
	Massachusetts Educational Financing Auth
1,000,000	5.00%, 01/01/2025	1,167,340
100,000	5.00%, 07/01/2026	121,890
110,000	5.00%, 07/01/2027	136,737

		4,387,805

	Michigan - 2.3%
	City of Detroit, MI, GO
60,000	5.00%, 04/01/2021	60,369
345,000	5.00%, 04/01/2022	358,372
	Michigan State Housing Dev Auth
1,065,000	4.25%, 06/01/2049	1,190,553
620,000	4.25%, 12/01/2049	699,267
275,000	New Haven, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2032	362,887
500,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2025	602,490

		3,273,938

	Minnesota - 1.5%
	Duluth, MN, Independent School Dist No. 709 , (SCP Insured)
750,000	5.00%, 02/01/2022	782,145
575,000	5.00%, 02/01/2025	670,950
400,396	Freddie Mac Multifamily, MN, Certificates 2.54%, 06/25/2037	438,270

The accompanying notes are an integral part of these financial statements.

19

Hartford Municipal Opportunities ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Minnesota - 1.5% - (continued)
$200,000	St. Francis, MN, Independent School Dist No. 15, GO, (SCP Insured) 4.00%, 02/01/2030	$213,084

		2,104,449

	Mississippi - 0.9%
1,000,000	State of Mississippi 5.00%, 10/15/2029	1,266,720

	Missouri - 2.3%
400,000	City of St. Louis, MO, Airport Rev 5.00%, 07/01/2031	504,376
510,000	Kansas City, MO, Industrial Dev Auth 5.00%, 03/01/2032	644,135
500,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.25%, 05/15/2042	545,720
740,000	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured) 3.50%, 11/01/2050	835,208
650,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2028	751,179

		3,280,618

	Nebraska - 0.2%
300,000	Washington County, NE, Rev 0.90%, 09/01/2030(4)	305,823

	Nevada - 1.3%
275,000	City of North Las Vegas, NV 4.50%, 06/01/2039	298,568
280,000	City of Reno, NV, Sales Tax Rev, (AGM Insured) 5.00%, 06/01/2033	341,432
155,000	City of Sparks, NV 2.50%, 06/15/2024(1)	156,404
250,000	County of Clark, NV, Passenger Facs Charge Rev 5.00%, 07/01/2028	325,952
	Las Vegas, NV, New Convention Center Auth Rev
200,000	5.00%, 07/01/2029	222,638
450,000	5.00%, 07/01/2034	553,662

		1,898,656

	New Hampshire - 0.3%
80,000	New Hampshire Business Finance Auth 4.00%, 01/01/2041(2)	88,823
215,000	New Hampshire Health and Education Facs Auth Act Rev 5.00%, 08/01/2059	347,726

		436,549

	New Jersey - 2.4%
	New Jersey Economic Dev Auth
400,000	5.00%, 06/15/2022	425,044
515,000	5.00%, 06/15/2023	570,203
430,000	New Jersey Higher Education Student Assistance Auth 5.00%, 12/01/2025	517,458
125,000	New Jersey Transportation Trust Fund Auth 5.00%, 12/15/2023	141,160
	New Jersey Turnpike Auth Rev
250,000	4.00%, 01/01/2033	293,773
295,000	4.00%, 01/01/2042(2)	354,619
340,000	State of New Jersey, GO 5.00%, 06/01/2026	418,285
	Tobacco Settlement Financing Corp., NJ
340,000	5.00%, 06/01/2024	392,669
250,000	5.00%, 06/01/2029	325,430

		3,438,641

	New Mexico - 0.2%
155,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	169,125
80,000	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured) 4.00%, 01/01/2049	88,692

		257,817

	New York - 14.5%
540,000	Brookhaven, NY, Local Dev Corp. 1.63%, 11/01/2025	552,064
	City of New York, NY, GO
1,675,000	0.04%, 08/01/2044(4)	1,675,000

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	New York - 14.5% - (continued)
$465,000	5.00%, 08/01/2026	$579,362
500,000	5.00%, 08/01/2028	645,630
185,000	City of New York, NY, Rev 4.00%, 11/01/2035	227,328
500,000	Long Island, NY, Power Auth Rev 0.85%, 09/01/2050(4)	504,085
	Metropolitan Transportation Auth, NY, Rev
1,555,000	5.00%, 03/01/2022	1,630,262
195,000	5.00%, 11/15/2033	249,146
1,000,000	5.00%, 11/15/2045(4)	1,255,960
575,000	5.00%, 11/15/2052	693,255
	New York City Industrial Dev Agency
1,350,000	5.00%, 07/01/2022	1,437,709
120,000	5.00%, 03/01/2030	159,716
	New York City Transitional Finance Auth, Future Tax Secured Rev
500,000	4.00%, 05/01/2035	615,550
465,000	5.00%, 11/01/2032	631,800
725,000	New York Liberty Dev Corp. 5.00%, 11/15/2044(1)	786,777
	New York State Urban Dev Corp. Rev
585,000	5.00%, 03/15/2023	645,284
1,000,000	5.00%, 03/15/2032	1,358,250
1,000,000	5.00%, 03/15/2037	1,325,740
1,000,000	5.00%, 03/15/2038	1,321,900
	New York Transportation Dev Corp. Rev
130,000	5.00%, 12/01/2024	150,136
195,000	5.00%, 12/01/2031	259,459
	Port Auth of New York & New Jersey Rev
185,000	4.00%, 07/15/2040(2)	226,074
700,000	5.00%, 11/01/2038	887,502
390,000	Syracuse, NY, Industrial Dev Agency 5.00%, 01/01/2031	407,581
2,800,000	Triborough, NY, Bridge & Tunnel Auth 0.01%, 11/01/2032(4)	2,800,000

		21,025,570

	North Carolina - 1.1%
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
545,000	2.88%, 10/01/2026	548,254
255,000	4.00%, 01/01/2025	265,496
145,000	5.00%, 01/01/2039	156,888
210,000	5.00%, 01/01/2044	236,563
395,000	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Lutheran Retirement Ministries of Alamance County 5.00%, 01/01/2038	449,289

		1,656,490

	Ohio - 2.5%
250,000	Allen County, OH, Hospital Facs Rev 5.00%, 12/01/2029	337,893
1,000,000	American Municipal Power, Inc., OH 2.30%, 02/15/2038(4)	1,008,000
1,275,000	Buckeye, OH, Tobacco Settlement Finance Auth 5.00%, 06/01/2055	1,485,655
100,000	Cleveland, OH, Department of Public Utilities, (AGM Insured) 5.00%, 11/15/2030	128,575
600,000	Southern Ohio Port Auth Rev 6.50%, 12/01/2030(1)	647,406

		3,607,529

	Oklahoma - 0.7%
	Oklahoma Dev Finance Auth
905,000	1.63%, 07/06/2023	906,973
30,000	5.25%, 08/15/2048	35,635
30,000	5.50%, 08/15/2057	35,816

		978,424

The accompanying notes are an integral part of these financial statements.

20

Hartford Municipal Opportunities ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Oregon - 1.8%
$30,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Bond Guaranty Insured) 5.00%, 06/15/2038	$38,093
20,000	Marion County, OR, School Dist No. 15 North Marion, GO, (School Bond Guaranty Insured) 0.01%, 06/15/2037(3)	12,286
115,000	Multnomah & Clackamas Counties, OR, School Dist No. 10JT Gresham-Barlow, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2038(3)	72,700
270,000	Port of Portland, OR, Airport Rev 5.00%, 07/01/2029	353,873
	Salem Hospital Facs Auth, OR
40,000	5.00%, 05/15/2038	45,452
30,000	5.00%, 05/15/2048	33,644
150,000	Salem-Keizer, OR, School Dist No. 24J, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2023(3)	163,765
	State of Oregon Housing & Community Services Department
95,000	4.50%, 01/01/2049	105,217
1,400,000	4.50%, 07/01/2049	1,561,028
150,000	State of Oregon, GO 4.00%, 12/01/2048	163,843
100,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2034(3)	70,306

		2,620,207

	Pennsylvania - 5.0%
585,000	Allegheny County, PA, Airport Auth 5.00%, 01/01/2026	609,909
135,000	Armstrong, PA, School Dist, GO, (BAM State Aid Withholding Insured) 4.00%, 03/15/2035	161,468
565,000	City of Philadelphia, PA, GO 5.00%, 02/01/2035	722,330
100,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2027	126,513
590,000	Erie, PA, City School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 04/01/2028	757,448
	Montgomery County, PA, Industrial Dev Auth Rev
230,000	5.00%, 12/01/2030	261,473
240,000	5.00%, 12/01/2044	270,511
100,000	5.00%, 12/01/2046	109,832
	Pennsylvania Higher Educational Facs Auth
250,000	5.00%, 05/01/2025	293,622
750,000	5.00%, 05/01/2037	902,985
	Pennsylvania Housing Finance Agency
445,000	3.10%, 04/01/2023	451,546
1,060,000	4.00%, 10/01/2038	1,121,618
	Pennsylvania Turnpike Commission Rev
150,000	5.00%, 12/01/2030	190,352
95,000	5.00%, 12/01/2037	103,493
540,000	Philadelphia, PA, School Dist, GO, (State Aid Withholding Insured) 5.00%, 09/01/2032	697,415
15,000	Pittsburgh, PA, Water & Sewer Auth, (AGM Insured) 5.00%, 09/01/2034	19,542
375,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	464,010

		7,264,067

	Puerto Rico - 0.5%
625,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev 5.00%, 07/01/2058	711,069

	Rhode Island - 0.3%
400,000	Rhode Island Student Loan Auth 5.00%, 12/01/2027	499,840

	South Carolina - 2.1%
390,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC 5.00%, 12/01/2029	459,989

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	South Carolina - 2.1% - (continued)
$1,000,000	South Carolina Port Auth 5.00%, 07/01/2033	$1,263,310
	South Carolina State Public Service Auth
500,000	4.00%, 12/01/2034	617,310
500,000	5.00%, 12/01/2034	581,685
125,000	5.00%, 12/01/2050	145,950

		3,068,244

	South Dakota - 0.7%
900,000	South Dakota Housing Dev Auth Rev 4.50%, 11/01/2048	1,013,922

	Tennessee - 1.4%
110,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2044	136,046
	Tennessee Energy Acquisition Corp.
500,000	5.00%, 02/01/2022	522,970
300,000	5.00%, 02/01/2023	326,496
295,000	5.00%, 02/01/2025	343,212
455,000	5.00%, 02/01/2027	554,982
135,000	Tennessee Housing Dev Agency 4.00%, 01/01/2049	149,257

		2,032,963

	Texas - 3.2%
600,000	Allen, TX, Independent School Dist, GO (PSF-GTD Insured) 5.00%, 02/15/2029(2)	802,842
500,000	Brazos Higher Education Auth. Inc 5.00%, 04/01/2025	576,955
750,000	City of Houston, TX, Hotel Occupancy Tax & Special Rev, (AGM-CR AMBAC Insured) 0.00%, 09/01/2025(3)	713,190
555,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(4)	584,004
215,000	Dallas-Fort Worth, TX, International Airport Rev 5.00%, 11/01/2022	232,398
600,000	Harris County - Houston, TX, Sports Auth Rev 5.00%, 11/15/2033	652,782
100,000	Kerrville, TX, Health Facs Dev Corp. 5.00%, 08/15/2024	114,543
500,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2046	538,735
225,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.00%, 12/15/2031(2)	305,339
200,000	Texas Transportation Commission 0.00%, 08/01/2038(3)	106,430

		4,627,218

	Utah - 2.5%
1,000,000	Salt Lake City, UT, Corp. Airport Rev 5.00%, 07/01/2029	1,271,970
590,000	Salt Lake County, UT, (AMBAC Insured) 5.13%, 02/15/2033	682,441
1,250,000	Utah Transit Auth, (AGM Insured) 5.25%, 06/15/2029	1,671,200

		3,625,611

	Washington - 3.3%
	Port of Seattle, WA
1,000,000	5.00%, 06/01/2030	1,002,030
1,000,000	5.00%, 05/01/2033	1,200,760
1,500,000	State of Washington, GO 5.00%, 08/01/2034	2,040,270
500,000	Washington State Housing Finance Commission 5.00%, 01/01/2031(1)	545,945

		4,789,005

	West Virginia - 0.3%
390,000	West Virginia State Economic Dev Auth 2.55%, 03/01/2040(4)	415,947

The accompanying notes are an integral part of these financial statements.

21

Hartford Municipal Opportunities ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
	Wisconsin - 2.7%
	Public Finance Auth, WI , (AGM Insured)
$170,000	4.00%, 07/01/2050	$187,949
100,000	5.00%, 09/01/2025(1)	105,533
1,000,000	5.00%, 07/01/2036	1,201,010
750,000	5.00%, 10/01/2043(1)	814,065
465,000	5.00%, 10/01/2044	566,914
120,000	Wisconsin Center Dist, WI 0.00%, 12/15/2029(3)	104,993
840,000	Wisconsin Health & Educational Facs Auth Rev 5.00%, 11/01/2039	906,393

		3,886,857

	Total Municipal Bonds (cost $132,069,126)	$138,987,294

SHORT-TERM INVESTMENTS - 2.8%
	Repurchase Agreements - 2.8%
4,066,711	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $4,066,718; collateralized by U.S. Treasury Bond at 3.000%, maturing 05/15/2047, with a market value of $4,148,103	4,066,711

	Total Short-Term Investments (cost $4,066,711)	$4,066,711

Total Investments (cost $136,135,837)	98.6%	$143,054,005
Other Assets & Liabilities	1.4%	2,011,236

Total Net Assets	100.0%	$145,065,241

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $4,173,537, representing 2.9% of net assets.

(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,910,269 at January 31, 2021.

(3)	Security is a zero-coupon bond.

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$138,987,294	$—	$138,987,294	$—
Short-Term Investments	4,066,711	—	4,066,711	—

Total	$143,054,005	$—	$143,054,005	$—

(1)	For the six-month period ended January 31, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

22

Hartford Schroders Tax-Aware Bond ETF

Schedule of Investments

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.6%
	Commercial Banks - 8.2%
$412,000	Bank of Nova Scotia 2.38%, 01/18/2023	$428,388
1,365,000	Barclays plc 1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 12 mo. USD CMT + 0.800% thereafter)(1)	1,368,900
706,000	Canadian Imperial Bank of Commerce 2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter)(1)	729,359
609,000	HSBC Holdings plc 3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(1)	691,416
	JPMorgan Chase & Co.
1,140,000	2.01%, 03/13/2026, (2.01% fixed rate until 03/13/2025; 3 mo. USD SOFR + 1.585% thereafter)(1)	1,188,398
746,000	2.08%, 04/22/2026, (2.08% fixed rate until 04/22/2025; 3 mo. USD SOFR + 1.850% thereafter)(1)	779,912
1,564,000	National Bank of Canada 2.10%, 02/01/2023	1,614,206
522,000	PNC Financial Services Group, Inc. 3.50%, 01/23/2024	567,759
562,000	Royal Bank of Canada 2.25%, 11/01/2024	597,199
954,000	Toronto-Dominion Bank 2.65%, 06/12/2024	1,021,841
763,000	Truist Financial Corp. 2.20%, 03/16/2023	791,611
394,000	Wells Fargo & Co. 3.75%, 01/24/2024	428,486

		10,207,475

	Healthcare - Services - 1.0%
	CommonSpirit Health
142,000	2.76%, 10/01/2024	152,342
580,000	3.35%, 10/01/2029	641,802
395,000	UnitedHealth Group, Inc. 2.38%, 08/15/2024	420,254

		1,214,398

	Pharmaceuticals - 1.3%
647,000	Bristol-Myers Squibb Co. 2.90%, 07/26/2024	700,528
777,000	CVS Health Corp. 3.75%, 04/01/2030	889,187

		1,589,715

	Real Estate Investment Trusts - 0.9%
665,000	Boston Properties L.P. 3.40%, 06/21/2029	735,376
326,000	Ventas Realty L.P. 2.65%, 01/15/2025	348,079

		1,083,455

	Retail - 1.5%
1,042,000	7-Eleven, Inc. 0.66%, 08/10/2022, 3 mo. USD LIBOR + 0.450%(2)(3)	1,042,626
87,000	Home Depot, Inc. 2.13%, 09/15/2026	92,998
685,000	McDonald’s Corp. 1.45%, 09/01/2025	705,609

		1,841,233

	Semiconductors - 0.4%
554,000	Broadcom, Inc. 1.95%, 02/15/2028(2)	555,995

	Software - 1.1%
1,300,000	Oracle Corp. 2.80%, 04/01/2027	1,419,780

	Transportation - 0.2%
209,000	United Parcel Service, Inc. 2.20%, 09/01/2024	221,074

	Total Corporate Bonds (cost $17,354,216)	$18,133,125

MUNICIPAL BONDS - 59.2%
	Alabama - 0.9%
920,000	Black Belt Energy Gas Dist, AL 4.00%, 10/01/2049(4)	1,088,903

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 59.2% - (continued)
	California - 2.0%
	California County, CA, Tobacco Securitization Agency
$20,000	4.00%, 06/01/2022	$21,012
25,000	4.00%, 06/01/2023	27,198
695,000	California State Health Facs Finance Auth Rev 5.00%, 04/01/2033	914,036
	City of El Cajon, CA
50,000	0.93%, 04/01/2024	50,052
70,000	1.18%, 04/01/2025	70,371
	City of Los Angeles, CA, Department of Airports
110,000	0.85%, 05/15/2026(5)	109,925
110,000	1.10%, 05/15/2027(5)	109,860
130,000	1.25%, 05/15/2028(5)	129,765
	City of Pomona, CA
35,000	4.00%, 08/01/2023	37,526
55,000	4.00%, 08/01/2024	60,324
	City of Riverside, CA
35,000	1.90%, 06/01/2023	35,821
65,000	2.11%, 06/01/2024	67,200
	County of Sacramento, CA, Airport System Rev
95,000	5.00%, 07/01/2032	126,620
170,000	5.00%, 07/01/2033	225,428
105,000	5.00%, 07/01/2034	138,771
90,000	MSR Public Power Agency, CA, (NATL Insured) 6.00%, 07/01/2022	94,790
	San Francisco, CA, Community College Dist, GO
80,000	1.33%, 06/15/2026	81,269
75,000	1.82%, 06/15/2028	77,572
105,000	2.02%, 06/15/2029	110,031

		2,487,571

	Colorado - 1.5%
690,000	Adams County, CO, School Dist, GO (State Aid Withholding Insured) 5.00%, 12/01/2029	938,179
225,000	City & County of Denver, CO, Airport System Rev 5.00%, 11/15/2032	300,762
545,000	Colorado Housing and Finance Auth (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	611,686

		1,850,627

	Connecticut - 0.4%
245,000	Connecticut Housing Finance Auth Rev (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	273,506
	State of Connecticut, GO
150,000	2.10%, 07/01/2025	159,952
25,000	4.00%, 06/01/2023	27,168

		460,626

	Delaware - 0.4%
	Delaware Transportation Auth
150,000	5.00%, 09/01/2029	200,244
50,000	5.00%, 07/01/2032	68,504
135,000	5.00%, 09/01/2033	180,055

		448,803

	District of Columbia - 2.4%
590,000	Dist of Columbia 5.00%, 10/01/2030	801,350
895,000	Dist of Columbia Water & Sewer Auth Rev 5.00%, 10/01/2052	1,097,538
505,000	Dist of Columbia, GO 5.00%, 06/01/2036	632,194
340,000	Metropolitan Washington, DC, Airports Auth Dulles Toll Road Rev 5.00%, 10/01/2034	431,355

		2,962,437

	Florida - 2.7%
	County of Miami-Dade FL
120,000	1.00%, 10/01/2024	121,248
115,000	1.15%, 10/01/2025	116,801

The accompanying notes are an integral part of these financial statements.

23

Hartford Schroders Tax-Aware Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 59.2% - (continued)
	Florida - 2.7% - (continued)
$140,000	County of Miami-Dade FL Aviation Rev. 1.23%, 10/01/2025	$140,430
930,000	County of Miami-Dade, FL, GO 5.00%, 07/01/2029	1,253,426
	Florida Housing Finance Corp. Rev (GNMA/FNMA/FHLMC Insured)
80,000	3.00%, 07/01/2051	88,773
130,000	3.50%, 07/01/2051	146,308
85,000	4.00%, 07/01/2049	93,441
1,371,000	Florida State Board of Administration Finance Co. 1.26%, 07/01/2025	1,410,019

		3,370,446

	Georgia - 2.1%
220,000	Georgia Municipal Association, Inc. 5.00%, 12/01/2029	280,839
	Main Street, GA, Natural Gas, Inc.
435,000	4.00%, 08/01/2048(4)	477,939
1,565,000	4.00%, 03/01/2050(4)	1,841,488

		2,600,266

	Hawaii - 0.2%
170,000	Hawaii State Highway Fund Rev 5.00%, 01/01/2030	223,781

	Illinois - 4.2%
65,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.25%, 12/01/2032	93,213
1,870,000	Chicago, IL, O’Hare International Airport 5.00%, 01/01/2033	2,441,435
	Illinois Housing Dev Auth (GNMA/FNMA/FHLMC COLL Insured)
1,900,000	3.75%, 04/01/2050	2,135,923
125,000	4.50%, 10/01/2048	141,066
175,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2027	212,774
	Rock Island County, IL, School Dist No. 41, GO (BAM Insured)
25,000	4.00%, 12/01/2023	27,377
25,000	5.00%, 12/01/2024	29,140
85,000	Southwestern Illinois Dev Auth 6.38%, 11/01/2023	93,736

		5,174,664

	Indiana - 0.1%
130,000	Indiana Housing & Community Dev Auth (GNMA COLL Insured) 4.00%, 07/01/2048	143,555

	Iowa - 2.5%
	Iowa Finance Auth (GNMA/FNMA/FHLMC Insured)
120,000	3.25%, 07/01/2050	134,136
70,000	4.00%, 07/01/2048	77,324
2,610,000	Iowa Finance Auth (GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2047(5)	2,909,524

		3,120,984

	Kentucky - 2.2%
	Kentucky Public Energy Auth
600,000	4.00%, 12/01/2049(4)	685,188
1,555,000	4.00%, 02/01/2050(4)	1,868,099
	Kentucky State Property & Building Commission Rev
60,000	5.00%, 05/01/2024	68,645
105,000	5.00%, 08/01/2024	121,212
40,000	5.00%, 05/01/2025	47,292

		2,790,436

	Louisiana - 0.0%
35,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	39,340

	Maine - 0.5%
	Maine Municipal Bond Bank
80,000	5.00%, 09/01/2029	106,331

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 59.2% - (continued)
	Maine - 0.5% - (continued)
$135,000	5.00%, 09/01/2031	$181,234
105,000	5.00%, 09/01/2032	140,280
160,000	Maine State Housing Auth 4.00%, 11/15/2048	176,224

		604,069

	Maryland - 2.6%
	State of Maryland Department of Transportation
1,785,000	5.00%, 10/01/2029	2,432,937
565,000	5.00%, 10/01/2030	787,395

		3,220,332

	Massachusetts - 0.1%
	Massachusetts Educational Financing Auth
60,000	3.17%, 07/01/2025	64,552
45,000	3.27%, 07/01/2026	48,905
50,000	3.38%, 07/01/2027	54,803

		168,260

	Michigan - 0.1%
85,000	Michigan State Housing Dev Auth 3.75%, 06/01/2050	95,087

	Minnesota - 1.4%
1,580,000	Minnesota Housing Finance Agency Rev (GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2051	1,750,545

	Mississippi - 1.4%
	Mississippi Home Corp. (GNMA/FNMA/FHLMC Insured)
1,290,000	3.00%, 12/01/2050(5)	1,438,182
265,000	3.25%, 12/01/2050	295,939

		1,734,121

	Missouri - 2.7%
1,310,000	Curators of The University Of Missouri 5.00%, 11/01/2030	1,820,258
	Missouri Housing Dev Commission Rev (GNMA/FNMA/FHLMC Insured)
490,000	3.25%, 05/01/2051	549,472
205,000	3.50%, 11/01/2050	231,375
370,000	3.88%, 05/01/2050	417,345
170,000	4.25%, 05/01/2049	190,759
155,000	4.75%, 05/01/2049	176,523

		3,385,732

	Montana - 0.8%
895,000	Montana Board of Housing 3.50%, 06/01/2050	999,563

	Nebraska - 0.7%
	Nebraska Investment Finance Auth Rev
715,000	3.00%, 09/01/2050	791,619
110,000	4.00%, 09/01/2048	121,480

		913,099

	Nevada - 0.1%
150,000	Nevada Housing Division (GNMA/FNMA/FHLMC COLL Insured) 4.00%, 10/01/2049	168,470

	New Jersey - 1.7%
20,000	Garden State, NJ, Preservation Trust, (AGM Insured) 5.75%, 11/01/2028	25,100
	New Jersey Economic Dev Auth
40,000	5.00%, 06/15/2023	44,288
40,000	5.00%, 06/15/2024	45,900
160,000	5.00%, 03/01/2026	174,845
90,000	5.00%, 11/01/2026	110,794
	New Jersey Transportation Trust Fund Auth
25,000	4.00%, 06/15/2035	29,791
40,000	5.00%, 06/15/2024	45,598
410,000	5.00%, 12/15/2028	526,837

The accompanying notes are an integral part of these financial statements.

24

Hartford Schroders Tax-Aware Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 59.2% - (continued)
	New Jersey - 1.7% - (continued)
$430,000	New Jersey Turnpike Auth 1.05%, 01/01/2026(5)	$435,297
395,000	State of New Jersey, GO 5.00%, 06/01/2026	485,949
175,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	227,801

		2,152,200

	New Mexico - 1.0%
	New Mexico Mortgage Finance Auth (GNMA/FNMA/FHLMC Insured)
1,075,000	3.00%, 01/01/2051	1,192,498
85,000	4.00%, 01/01/2049	94,418

		1,286,916

	New York - 4.6%
1,010,000	City of New York, NY, GO 5.00%, 08/01/2033	1,354,400
580,000	New York City Transitional Finance Auth, Future Tax Secured Rev 5.00%, 05/01/2033	785,401
1,560,000	New York State Dormitory Auth Rev 4.00%, 03/15/2035	1,913,870
	New York Transportation Dev. Corp.
80,000	1.36%, 12/01/2021	80,062
75,000	1.61%, 12/01/2022	75,172
125,000	5.00%, 12/01/2028	160,860
	Port Auth of New York & New Jersey Rev
185,000	5.00%, 07/15/2031	239,307
805,000	5.00%, 07/15/2033	1,081,880

		5,690,952

	North Carolina - 0.9%
995,000	North Carolina Housing Finance Agency (GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2050	1,129,126

	North Dakota - 0.6%
670,000	North Dakota Housing Finance Agency 3.75%, 07/01/2050	751,298

	Ohio - 2.8%
	Ohio Housing Finance Agency (GNMA/FNMA/FHLMC COLL Insured)
2,650,000	3.25%, 03/01/2050	2,965,509
150,000	4.50%, 09/01/2048	168,293
295,000	Ohio Turnpike & Infrastructure Commission Rev 0.00%, 02/15/2041(6)	190,068
95,000	State of Ohio, GO 5.00%, 05/01/2032	129,585

		3,453,455

	Oklahoma - 0.2%
200,000	Oklahoma Housing Finance Agency (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	228,446

	Oregon - 0.5%
535,000	Multnomah County, OR, School Dist No.1 Portland, GO (SCH BD GTY Insured) 5.00%, 06/15/2025	645,740

	Pennsylvania - 1.4%
110,000	Geisinger, PA, Health System Auth Rev 5.00%, 02/15/2032	137,285
455,000	Pennsylvania Housing Finance Agency 3.50%, 04/01/2049	494,157
	Pennsylvania State University
45,000	5.00%, 03/01/2025	53,679
75,000	5.00%, 03/01/2027	95,695
60,000	5.00%, 03/01/2028	78,605
	Pennsylvania Turnpike Commission Rev
75,000	5.00%, 12/01/2032	103,075
75,000	5.00%, 12/01/2033	102,608
	Philadelphia Gas Works Co., (AGM Insured)
220,000	5.00%, 08/01/2030	294,217
195,000	5.00%, 08/01/2033	259,432

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 59.2% - (continued)
	Pennsylvania - 1.4% - (continued)
$105,000	Philadelphia, PA, Gas Works Co., (AGM Insured) 5.00%, 08/01/2029	$138,331

		1,757,084

	Rhode Island - 1.6%
365,000	Rhode Island Commerce Corp. 5.00%, 05/15/2026	449,315
1,390,000	Rhode Island Housing & Mortgage Finance Corp. 3.75%, 10/01/2049	1,555,507

		2,004,822

	South Carolina - 1.3%
545,000	City of Columbia, SC, Waterworks & Sewer System Rev 5.00%, 02/01/2026	672,421
605,000	Patriots Energy Group Financing Agency, SC 4.00%, 10/01/2048(4)	667,242
215,000	South Carolina Jobs-Economic Dev Auth 3.75%, 01/01/2050	244,790
20,000	Tobacco Settlement Rev Mgmt Auth, SC 6.38%, 05/15/2030	28,713

		1,613,166

	South Dakota - 0.1%
	South Dakota Conservancy Dist
35,000	5.00%, 08/01/2026	43,932
45,000	5.00%, 08/01/2029	61,201
45,000	5.00%, 08/01/2030	62,370

		167,503

	Tennessee - 1.4%
15,000	Metropolitan Gov’t Nashville & Davidson County, TN, Health & Educational Facs Bd (NATL Insured) 4.88%, 11/01/2028	17,608
	Metropolitan Nashville, TN, Airport Auth
440,000	5.00%, 07/01/2026	546,322
360,000	5.00%, 07/01/2027	459,029
390,000	5.00%, 07/01/2028	508,813
125,000	Tennessee Housing Dev Agency 4.50%, 07/01/2049	141,490

		1,673,262

	Texas - 6.8%
680,000	Arlington, TX, Higher Education Finance Corp., (PSF-GTD Insured) 5.00%, 08/15/2033	900,980
505,000	Austin, TX, Independent School Dist, GO (PSF-GTD Insured) 4.00%, 08/01/2033	636,113
70,000	Bexar County, TX, Hospital Dist, GO 5.00%, 02/15/2030	90,028
	City of Houston, TX, Airport System Rev
585,000	5.00%, 07/01/2029	772,229
325,000	5.00%, 07/01/2030	435,610
235,000	Conroe, TX, Independent School Dist, GO (PSF-GTD Insured) 5.00%, 02/15/2030	322,136
	Cypress-Fairbanks, TX, Independent School Dist, GO (PSF-GTD Insured)
305,000	4.00%, 02/15/2033	384,818
65,000	5.00%, 02/15/2027	82,781
110,000	Dallas-Fort Worth, TX, International Airport Rev 2.04%, 11/01/2024	114,706
250,000	Deer Park, TX, Independent School Dist, GO (PSF-GTD Insured) 5.00%, 08/15/2028	326,265
70,000	El Paso, TX, Independent School Dist, GO (PSF-GTD Insured) 5.00%, 08/15/2026	87,751
505,000	Harris County, TX, GO 5.00%, 10/01/2038	629,033
	Lower Colorado River, TX, Auth Rev
440,000	5.00%, 05/15/2029	587,598
940,000	5.00%, 05/15/2030	1,282,244

The accompanying notes are an integral part of these financial statements.

25

Hartford Schroders Tax-Aware Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 59.2% - (continued)
	Texas - 6.8% - (continued)
	Northside, TX, Independent School Dist, GO (PSF-GTD Insured)
$15,000	5.00%, 02/15/2026	$18,555
55,000	5.00%, 02/15/2030	75,451
	Texas Department of Housing & Community Affairs Rev (GNMA Insured)
355,000	3.50%, 03/01/2051	406,855
125,000	4.00%, 03/01/2050	144,165
95,000	4.75%, 03/01/2049	106,805
330,000	Texas Municipal Gas Acquisition & Supply Corp. III 5.00%, 12/15/2028(5)	425,974
495,000	University of Texas, Permanent University Fund Rev 5.00%, 07/01/2027	611,028

		8,441,125

	Utah - 0.6%
520,000	University of Utah Rev 5.00%, 08/01/2030	700,274

	Virginia - 0.5%
490,000	Fairfax County, VA, Water Auth Rev 5.00%, 04/01/2029	625,975

	Washington - 1.1%
45,000	North Thurston, WA, Public Schools, GO (SCH BD GTY Insured) 5.00%, 12/01/2027	58,564
730,000	State of Washington, GO 5.00%, 08/01/2030	985,215
255,000	Washington State Housing Finance Commission Rev 4.00%, 12/01/2048	282,364

		1,326,143

	Wyoming - 0.1%
125,000	Wyoming Community Dev Auth 4.00%, 06/01/2043	137,910

	Total Municipal Bonds (cost $70,597,169)	$73,587,114

U.S. GOVERNMENT AGENCIES - 7.4%
	Mortgage-Backed Agencies - 7.4%
	FHLMC - 2.4%
$3,022,566	1.50%, 11/01/2050	$3,034,391

	FNMA - 5.0%
3,146,179	1.50%, 12/01/2050	3,158,488
3,025,841	1.50%, 11/01/2050	3,037,679

		6,196,167

	Total U.S. Government Agencies (cost $9,275,090)	$9,230,558

U.S. GOVERNMENT SECURITIES - 11.7%
	U.S. Treasury Securities - 11.7%
	U.S. Treasury Notes - 11.7%
4,631,000	0.13%, 04/30/2022	4,631,724
7,983,000	0.13%, 10/15/2023	7,974,580
1,861,000	1.88%, 07/31/2026	1,996,795

		14,603,099

	Total U.S. Government Securities (cost $14,591,053)	$14,603,099

	Total Long-Term Investments (cost $111,817,528)	$115,553,896

SHORT-TERM INVESTMENTS - 11.4%
	Other Investment Pools & Funds - 5.1%
6,347,511	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(7)	6,347,511

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 11.4% - (continued)
	U.S. Treasury Securities - 6.3%
	U.S. Treasury Bills - 6.3%
$50,000	0.05%, 03/04/2021(8)	$49,998
100,000	0.08%, 03/04/2021(8)	99,993
689,000	0.08%, 03/04/2021(8)	688,953
820,000	0.08%, 07/15/2021(8)	819,711
1,543,000	0.09%, 03/04/2021(8)	1,542,576
1,083,000	0.09%, 07/15/2021(8)	1,082,618
3,602,000	0.11%, 07/15/2021(8)	3,600,728

		7,884,577

	Total Short-Term Investments (cost $14,231,467)	$14,232,088

Total Investments (cost $126,048,995)	104.3%	$129,785,984
Other Assets & Liabilities	(4.3)%	(5,351,985)

Total Net Assets	100.0%	$124,433,999

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $1,598,621, representing 1.3% of net assets.

(3)	Variable rate security; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $5,530,136 at January 31, 2021.

(6)	Security is a zero-coupon bond.

(7)	Current yield as of period end.

(8)	The rate shown represents current yield to maturity.

The accompanying notes are an integral part of these financial statements.

26

Hartford Schroders Tax-Aware Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Futures Contracts Outstanding at January 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 5-Year Note Future	58	03/31/2021	$7,300,750	$(581)
U.S. Treasury 10-Year Note Future	125	03/22/2021	17,128,906	103,257
U.S. Treasury Long Bond Future	7	03/22/2021	1,181,032	36,955

Total futures contracts				$139,631

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$18,133,125	$—	$18,133,125	$—
Municipal Bonds	73,587,114	—	73,587,114	—
U.S. Government Agencies	9,230,558	—	9,230,558	—
U.S. Government Securities	14,603,099	—	14,603,099	—
Short-Term Investments	14,232,088	6,347,511	7,884,577	—
Futures Contracts(2)	140,212	140,212	—	—

Total	$129,926,196	$6,487,723	$123,438,473	$—

Liabilities
Futures Contracts(2)	$(581)	$(581)	$—	$—

Total	$(581)	$(581)	$—	$—

(1)	For the six-month period ended January 31, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

27

Hartford Short Duration ETF

Schedule of Investments

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.5%
	Asset-Backed - Automobile - 0.8%
$182,319	Chesapeake Funding LLC 3.39%, 01/15/2031(1)	$187,483
265,000	CPS Auto Trust 0.61%, 02/18/2025(1)	264,963
450,000	Credit Acceptance Auto Loan Trust 2.38%, 11/15/2028(1)	461,819

		914,265

	Asset-Backed - Finance & Insurance - 4.6%
280,433	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(2)	286,460
285,000	Apidos CLO 1.23%, 04/20/2031, 3 mo. USD LIBOR + 1.010%(1)(3)	284,244
	BRAVO Residential Funding Trust
219,687	2.75%, 11/25/2059(1)(2)	227,059
186,558	3.50%, 03/25/2058(1)	192,349
250,000	Carbone CLO Ltd. 1.36%, 01/20/2031, 3 mo. USD LIBOR + 1.140%(1)(3)	250,204
	CIFC Funding Ltd.
250,000	1.09%, 04/19/2029, 3 mo. USD LIBOR + 0.870%(1)(3)	249,752
250,000	1.33%, 01/22/2031, 3 mo. USD LIBOR + 1.110%(1)(3)	250,097
229,447	Conn’s Receivables Funding LLC 1.71%, 06/16/2025(1)	229,798
275,000	Credit Acceptance Auto Loan Trust 1.24%, 10/15/2029(1)	278,290
	DB Master Finance LLC
340,375	3.63%, 11/20/2047(1)	349,082
375,250	3.79%, 05/20/2049(1)	385,205
400,000	KKR CLO Ltd. 1.42%, 01/15/2031, 3 mo. USD LIBOR + 1.180%(1)(3)	400,400
305,000	Neuberger Berman Loan Advisers CLO Ltd. 1.24%, 04/19/2030, 3 mo. USD LIBOR + 1.020%(1)(3)	304,494
250,000	Octagon Investment Partners Ltd. 1.27%, 03/17/2030, 3 mo. USD LIBOR + 1.000%(1)(3)(4)	250,027
293,250	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)	292,936
245,182	Regional Management Issuance Trust 4.56%, 01/18/2028(1)	247,317
464,708	Sonic Capital LLC 4.03%, 02/20/2048(1)	478,496
	Symphony CLO Ltd.
250,000	1.18%, 04/16/2031, 3 mo. USD LIBOR + 0.960%(1)(3)	249,776
258,635	1.18%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(3)	258,673

		5,464,659

	Collateralized - Mortgage Obligations - 0.1%
125,000	Natixis Commercial Mortgage Securities Trust 2.51%, 10/15/2036(1)	128,584

	Commercial Banks - 0.3%
350,000	JP Morgan Chase & Co. 1.04%, 02/04/2027	349,609

	Commercial Mortgage-Backed Securities - 1.7%
395,000	CityLine Commercial Mortgage Trust 2.78%, 11/10/2031(1)(2)	413,109
240,000	GS Mortgage Securities Corp. Trust 2.75%, 02/10/2037(1)	245,028
	GS Mortgage Securities Trust
375,000	2.78%, 10/10/2049	395,951
380,000	3.12%, 11/10/2045	392,982
575,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	600,705

		2,047,775

	Other Asset-Backed Securities - 4.4%
239,005	Affirm Asset Securitization Trust 1.90%, 01/15/2025(1)	240,790
250,000	Crossroads Asset Trust 0.82%, 03/20/2024(1)(4)	249,950

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.5% - (continued)
	Other Asset-Backed Securities - 4.4% - (continued)
	Mill City Mortgage Loan Trust
$520,000	1.13%, 11/25/2060	$523,902
53,735	3.25%, 05/25/2062(1)(2)	55,606
50,239	3.50%, 05/25/2058(1)(2)	52,005
335,670	3.50%, 08/25/2058(1)(2)	356,207
53,275	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	53,452
223,872	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	224,884
134,595	SoFi Consumer Loan Program Trust 2.02%, 01/25/2029(1)	136,054
671,300	Taco Bell Funding LLC 4.32%, 11/25/2048(1)	678,751
	Towd Point Mortgage Trust
220,619	1.75%, 10/25/2060(1)	226,479
202,411	2.75%, 10/25/2057(1)(2)	208,400
102,878	2.90%, 10/25/2059(1)(2)	108,417
466,343	3.00%, 01/25/2058(1)(2)	481,550
185,424	3.25%, 03/25/2058(1)(2)	193,765
241,654	3.25%, 07/25/2058(1)(2)	252,518
63,650	3.75%, 05/25/2058(1)(2)	67,923
	Vantage Data Centers Issuer LLC
300,000	1.65%, 09/15/2045(1)	301,129
221,812	3.19%, 07/15/2044(1)	232,608
332,633	4.20%, 11/16/2043(1)	356,860
126,742	Verus Securitization Trust 2.42%, 01/25/2060(1)(5)	129,312

		5,130,562

	Whole Loan Collateral CMO - 7.6%
	Angel Oak Mortgage Trust
375,865	0.99%, 04/25/2053(1)(2)	377,522
80,524	2.47%, 12/25/2059(1)(2)	81,535
123,079	2.59%, 10/25/2049(1)(2)	124,704
	Angel Oak Mortgage Trust LLC
212,221	2.99%, 07/26/2049(1)(2)	214,582
70,988	3.67%, 07/27/2048(1)(2)	72,028
427,474	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(2)	441,866
73,693	Bunker Hill Loan Depositary Trust 3.61%, 10/26/2048(1)(5)	74,712
248,931	Colombia Cent CLO Ltd. 1.37%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(3)	248,831
	COLT Mortgage Loan Trust
452,000	0.86%, 05/25/2065(1)(2)	452,280
174,381	1.26%, 09/25/2065(1)(2)	175,308
429,123	1.39%, 01/25/2065(1)(2)	432,227
431,927	1.85%, 03/25/2065(1)(2)	437,369
250,454	2.49%, 02/25/2050(1)(2)	253,574
152,915	2.58%, 11/25/2049(1)(2)	154,681
76,994	2.76%, 08/25/2049(1)(2)	77,611
	CSMC Trust
388,828	0.81%, 05/25/2065(1)(5)	389,163
385,376	1.21%, 05/25/2065(1)(5)	387,704
409,997	2.00%, 01/25/2060(1)(2)	421,375
178,829	2.24%, 02/25/2050(1)(2)	182,824
	Deephaven Residential Mortgage Trust
214,860	2.34%, 01/25/2060(1)(2)	217,606
129,236	3.79%, 08/25/2058(1)(2)	130,013
91,039	Ellington Financial Mortgage Trust 1.18%, 10/25/2065(1)(2)	91,058
263,195	Fannie Mae Connecticut Avenue Securities 6.03%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(3)	277,079
250,000	FirstKey Homes Trust 1.27%, 10/19/2037(1)	251,122
293,059	GCAT Trust 2.25%, 01/25/2060(1)(5)	299,587
59,187	Home Re Ltd. 1.73%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(3)	59,272
82,788	LSTAR Securities Investment Trust 1.64%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(3)	82,222
164,072	MFA Trust 1.01%, 01/26/2065(1)(2)	164,035

The accompanying notes are an integral part of these financial statements.

28

Hartford Short Duration ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.5% - (continued)
	Whole Loan Collateral CMO - 7.6% - (continued)
$260,000	MFRA Trust 0.85%, 01/25/2056(1)(2)	$259,994
	New Residential Mortgage Loan Trust
239,534	0.88%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	240,379
265,867	2.46%, 01/26/2060(1)(2)	271,367
296,149	4.00%, 02/25/2057(1)(2)	319,307
112,851	4.00%, 09/25/2057(1)(2)	120,045
	OBX Trust
164,797	3.50%, 12/25/2049(1)(2)	169,877
19,294	4.00%, 11/25/2048(1)(2)	19,298
25,606	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(2)	26,504
91,727	Spruce Hill Mortgage Loan Trust 3.40%, 04/29/2049(1)(2)	93,162
242,333	Starwood Mortgage Residential Trust 2.28%, 02/25/2050(1)(2)	247,598
	Verus Securitization Trust
421,000	0.82%, 10/25/2063(1)(2)	420,344
129,950	2.69%, 11/25/2059(1)(2)	133,863

		8,893,628

	Total Asset & Commercial Mortgage-Backed Securities (cost $22,725,793)	$22,929,082

CORPORATE BONDS - 50.9%
	Aerospace/Defense - 0.6%
325,000	Boeing Co. 4.51%, 05/01/2023	349,730
300,000	L3Harris Technologies, Inc. 3.85%, 06/15/2023	323,120

		672,850

	Agriculture - 0.7%
450,000	BAT Capital Corp. 2.79%, 09/06/2024	479,814
350,000	Cargill, Inc. 0.40%, 02/02/2024	349,567

		829,381

	Auto Manufacturers - 2.0%
275,000	Ford Motor Credit Co. LLC 3.35%, 11/01/2022	279,386
	General Motors Financial Co., Inc.
200,000	1.25%, 01/08/2026	199,293
190,000	1.70%, 08/18/2023	194,306
500,000	2.90%, 02/26/2025	533,508
200,000	3.45%, 04/10/2022	205,866
50,000	Hyundai Capital America 4.13%, 06/08/2023(1)	53,608
	Volkswagen Group of America Finance LLC
200,000	2.70%, 09/26/2022(1)	207,052
400,000	4.25%, 11/13/2023(1)	438,998
200,000	4.63%, 11/13/2025(1)	231,938

		2,343,955

	Beverages - 0.3%
150,000	Anheuser-Busch InBev Worldwide, Inc. 4.15%, 01/23/2025	169,533
175,000	Constellation Brands, Inc. 2.65%, 11/07/2022	181,393

		350,926

	Biotechnology - 0.3%
175,000	Gilead Sciences, Inc. 0.75%, 09/29/2023	175,353
225,000	Royalty Pharma plc 1.20%, 09/02/2025(1)	226,648

		402,001

	Chemicals - 0.9%
	Celanese U.S. Holdings LLC
80,000	3.50%, 05/08/2024	86,585
280,000	4.63%, 11/15/2022	299,780
345,000	LYB International Finance LLC 1.25%, 10/01/2025	347,910
300,000	Sherwin-Williams Co. 4.20%, 01/15/2022	308,129

		1,042,404

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.9% - (continued)
	Commercial Banks - 15.0%
	Bank of America Corp.
$275,000	0.98%, 09/25/2025, (0.98% fixed rate until 09/25/2024; 3 mo. USD SOFR + 0.910% thereafter)(6)	$277,150
300,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 3 mo. USD SOFR + 1.010% thereafter)(6)	302,672
350,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.640% thereafter)(6)	364,521
275,000	3.88%, 08/01/2025	311,308
250,000	Banque Federative du Credit Mutuel S.A. 0.65%, 02/27/2024(1)	249,975
	Barclays plc
250,000	1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 12 mo. USD CMT + 0.800% thereafter)(6)	250,714
325,000	3.68%, 01/10/2023	334,308
250,000	BBVA USA 3.50%, 06/11/2021	252,238
	BNP Paribas S.A.
200,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(6)	200,419
200,000	3.50%, 03/01/2023(1)	212,184
	BPCE S.A.
250,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 3 mo. USD SOFR + 1.520% thereafter)(1)(6)	254,564
250,000	3.00%, 05/22/2022(1)	258,543
250,000	4.00%, 09/12/2023(1)	271,514
200,000	Canadian Imperial Bank of Commerce 0.50%, 12/14/2023	200,482
	CIT Group, Inc.
135,000	5.00%, 08/15/2022	142,763
340,000	5.00%, 08/01/2023	371,486
	Citigroup, Inc.
200,000	0.78%, 10/30/2024, (0.78% fixed rate until 10/30/2023; 3 mo. USD SOFR + 0.686% thereafter)(6)	200,608
400,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 3 mo. USD SOFR + 0.765% thereafter)(6)	399,751
350,000	3.30%, 04/27/2025	385,549
250,000	Citizens Bank NA 3.70%, 03/29/2023	266,701
300,000	Comerica, Inc. 3.70%, 07/31/2023	323,173
	Cooperatieve Rabobank UA
250,000	1.00%, 09/24/2026, (1.00% fixed rate until 09/24/2025; 12 mo. USD CMT + 0.730% thereafter)(1)(6)	250,818
300,000	3.88%, 09/26/2023(1)	327,144
275,000	Credit Agricole S.A. 1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 3 mo. USD SOFR + 0.892% thereafter)(1)(6)	274,921
	Credit Suisse Group AG
250,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(1)(4)(6)	249,721
305,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. USD SOFR + 1.560% thereafter)(1)(6)	321,715
250,000	3.57%, 01/09/2023(1)	257,034
300,000	3.80%, 06/09/2023	322,718
	Danske Bank A/S
200,000	3.88%, 09/12/2023(1)	215,261
390,000	5.00%, 01/12/2022(1)	406,070

The accompanying notes are an integral part of these financial statements.

29

Hartford Short Duration ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.9% - (continued)
	Commercial Banks - 15.0% - (continued)
$100,000	Deutsche Bank AG 4.25%, 10/14/2021	$102,480
250,000	Discover Bank 2.45%, 09/12/2024	264,103
150,000	Fifth Third Bancorp 2.38%, 01/28/2025	158,767
	Goldman Sachs Group, Inc.
355,000	0.63%, 11/17/2023, (0.63% fixed rate until 11/17/2022; 3 mo. USD SOFR + 0.538% thereafter)(6)	355,395
185,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 3 mo. USD SOFR + 0.789% thereafter)(6)	185,335
300,000	3.00%, 04/26/2022	301,884
	HSBC Holdings plc
495,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(6)	500,895
350,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD LIBOR + 1.140% thereafter)(6)	370,666
137,000	Huntington Bancshares, Inc. 2.30%, 01/14/2022	139,382
575,000	ING Groep N.V. 4.10%, 10/02/2023	629,345
	Intesa Sanpaolo S.p.A.
200,000	3.13%, 07/14/2022(1)	206,399
400,000	3.25%, 09/23/2024(1)	426,791
	JP Morgan Chase & Co.
200,000	1.05%, 11/19/2026, (1.05% fixed rate until 11/19/2025; 3 mo. USD SOFR + 0.800% thereafter)(6)	200,146
400,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(6)	422,480
300,000	2.97%, 01/15/2023	307,582
250,000	3.90%, 07/15/2025	281,408
155,000	Macquarie Group Ltd. 1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 3 mo. USD SOFR + 1.069% thereafter)(1)(6)	155,843
	Morgan Stanley
480,000	0.86%, 10/21/2025, (0.86% fixed rate until 10/21/2024; 3 mo. USD SOFR + 0.745% thereafter)(6)	481,850
250,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(6)	249,288
200,000	4.00%, 07/23/2025	226,680
300,000	4.88%, 11/01/2022	322,503
300,000	National Bank of Canada 0.55%, 11/15/2024, (0.55% fixed rate until 11/15/2023; 12 mo. USD CMT + 0.400% thereafter)(6)	300,094
350,000	NatWest Markets plc 3.63%, 09/29/2022(1)	368,161
	Santander Holdings USA, Inc.
275,000	3.50%, 06/07/2024	297,199
125,000	3.70%, 03/28/2022	129,066
	Standard Chartered plc
200,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 12 mo. USD CMT + 1.000% thereafter)(1)(6)	199,873
375,000	4.25%, 01/20/2023, (4.25% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.150% thereafter)(1)(6)	388,057
300,000	UBS Group AG 4.13%, 04/15/2026(1)	344,078
	UniCredit S.p.A.
200,000	3.75%, 04/12/2022(1)	206,572
350,000	6.57%, 01/14/2022(1)	368,232
300,000	Wells Fargo & Co. 2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD LIBOR + 0.750% thereafter)(6)	313,092

		17,659,671

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 50.9% - (continued)
		Commercial Services - 0.8%
	$280,000	ERAC USA Finance LLC 2.60%, 12/01/2021(1)	$284,625
		Global Payments, Inc.
	255,000	2.65%, 02/15/2025	271,919
	300,000	3.80%, 04/01/2021	300,828
	60,000	IHS Markit Ltd. 4.13%, 08/01/2023	64,914

			922,286

		Construction Materials - 0.6%
	275,000	Carrier Global Corp. 2.24%, 02/15/2025	288,974
	350,000	Fortune Brands Home & Security, Inc. 4.00%, 09/21/2023	381,015

			669,989

		Diversified Financial Services - 2.4%
		AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	150,000	1.75%, 01/30/2026	147,730
	150,000	4.13%, 07/03/2023	160,110
		Air Lease Corp.
	75,000	2.63%, 07/01/2022	76,923
	375,000	3.50%, 01/15/2022	385,340
	165,000	Aircastle Ltd. 5.13%, 03/15/2021	165,869
	325,000	Ally Financial, Inc. 3.88%, 05/21/2024	354,528
	375,000	Avolon Holdings Funding Ltd. 2.88%, 02/15/2025(1)	381,212
	200,000	BOC Aviation Ltd. 1.26%, 05/02/2021, 3 mo. USD LIBOR + 1.050%(3)(7)	199,850
	300,000	CNA Financial Corp. 7.25%, 11/15/2023	354,255
	275,000	LeasePlan Corp. N.V. 2.88%, 10/24/2024(1)	290,138
		Synchrony Financial
	180,000	2.85%, 07/25/2022	185,750
	95,000	4.38%, 03/19/2024	104,236

			2,805,941

		Electric - 2.1%
	300,000	AES Corp. 1.38%, 01/15/2026(1)	300,860
	112,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	124,570
		Dominion Energy, Inc.
	125,000	2.75%, 01/15/2022	127,621
	200,000	3.07%, 08/15/2024(5)	217,193
		Edison International
	200,000	2.40%, 09/15/2022	204,811
	250,000	2.95%, 03/15/2023	260,052
	400,000	Enel Finance International N.V. 2.88%, 05/25/2022(1)	412,342
	155,000	Evergy, Inc. 2.45%, 09/15/2024	163,921
	125,000	Exelon Corp. 3.50%, 06/01/2022	129,714
	150,000	FirstEnergy Corp. 3.35%, 07/15/2022	152,820
	95,000	ITC Holdings Corp. 4.05%, 07/01/2023	102,141
	125,000	Public Service Enterprise Group, Inc. 0.80%, 08/15/2025	124,910
	150,000	Southwestern Electric Power Co. 3.55%, 02/15/2022	153,677

			2,474,632

		Engineering & Construction - 0.1%
CAD	150,000	Heathrow Funding Ltd. 3.00%, 06/17/2023(7)	118,324

		Environmental Control - 0.1%
	$115,000	Republic Services, Inc. 0.88%, 11/15/2025	115,061

		Food - 0.5%
		Conagra Brands, Inc.
	225,000	4.30%, 05/01/2024	250,404
	150,000	4.60%, 11/01/2025	174,351
	175,000	Sysco Corp. 5.65%, 04/01/2025	207,708

			632,463

		Gas - 0.2%
	240,000	NiSource, Inc. 0.95%, 08/15/2025	240,134

The accompanying notes are an integral part of these financial statements.

30

Hartford Short Duration ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.9% - (continued)
	Healthcare - Products - 0.2%
$180,000	Boston Scientific Corp. 3.45%, 03/01/2024	$194,693

	Healthcare - Services - 2.1%
205,000	Anthem, Inc. 2.38%, 01/15/2025	217,537
340,000	Bon Secours Mercy Health, Inc. 1.35%, 06/01/2025	346,397
	CommonSpirit Health
160,000	1.55%, 10/01/2025	163,774
555,000	2.76%, 10/01/2024	595,420
	HCA, Inc.
125,000	4.75%, 05/01/2023	136,098
350,000	5.00%, 03/15/2024	394,212
	Howard University
75,000	2.42%, 10/01/2024	77,713
261,000	2.52%, 10/01/2025	271,268
135,000	2.80%, 10/01/2023	140,174
110,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	112,326

		2,454,919

	Home Builders - 0.8%
	Lennar Corp.
200,000	4.75%, 11/15/2022	211,774
112,000	4.88%, 12/15/2023	123,480
250,000	5.38%, 10/01/2022	267,763
200,000	6.25%, 12/15/2021	203,500
175,000	Toll Brothers Finance Corp. 5.88%, 02/15/2022	181,781

		988,298

	Insurance - 1.5%
190,000	Allstate Corp. 0.75%, 12/15/2025	189,978
200,000	Equitable Financial Life Global Funding 1.00%, 01/09/2026(1)	199,683
350,000	Globe Life, Inc. 7.88%, 05/15/2023	404,321
250,000	Liberty Mutual Group, Inc. 4.95%, 05/01/2022(1)	263,746
165,000	Marsh & McLennan Cos., Inc. 3.88%, 03/15/2024	181,656
100,000	Principal Financial Group, Inc. 3.13%, 05/15/2023	106,174
175,000	Radian Group, Inc. 6.63%, 03/15/2025	197,343
250,000	Reinsurance Group of America, Inc. 5.00%, 06/01/2021	253,777

		1,796,678

	Internet - 0.1%
75,000	Netflix, Inc. 5.50%, 02/15/2022	78,469

	Iron/Steel - 0.5%
599,000	Steel Dynamics, Inc. 2.80%, 12/15/2024	643,037

	IT Services - 0.8%
400,000	Hewlett Packard Enterprise Co. 2.25%, 04/01/2023	414,582
300,000	IBM Corp. 3.00%, 05/15/2024	324,114
150,000	Seagate HDD Cayman 4.75%, 06/01/2023	160,772

		899,468

	Lodging - 1.1%
235,000	Genting New York LLC 3.30%, 02/15/2026(1)(4)	236,501
450,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	472,720
300,000	Marriott International, Inc. 2.88%, 03/01/2021	299,886
250,000	MGM Resorts International 6.00%, 03/15/2023	266,875

		1,275,982

	Machinery-Diversified - 0.3%
275,000	Roper Technologies, Inc. 2.35%, 09/15/2024	291,440

	Media - 1.8%
200,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.50%, 02/01/2024	221,483
345,000	Comcast Corp. 3.70%, 04/15/2024	379,191
	Cox Communications, Inc.
445,000	2.95%, 06/30/2023(1)	467,955
134,000	3.15%, 08/15/2024(1)	144,805
300,000	3.25%, 12/15/2022(1)	315,729

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.9% - (continued)
	Media - 1.8% - (continued)
$175,000	Discovery Communications LLC 3.45%, 03/15/2025	$191,234
65,000	Fox Corp. 4.03%, 01/25/2024	71,471
100,000	ViacomCBS, Inc. 2.90%, 06/01/2023	104,410
225,000	Videotron Ltd. 5.00%, 07/15/2022	235,969

		2,132,247

	Mining - 0.3%
200,000	Anglo American Capital plc 4.13%, 04/15/2021(1)	201,173
100,000	Glencore Funding LLC 3.00%, 10/27/2022(1)	103,830

		305,003

	Office/Business Equipment - 0.1%
100,000	Xerox Corp. 4.07%, 03/17/2022	102,500

	Oil & Gas - 2.6%
	Aker BP ASA
535,000	3.00%, 01/15/2025(1)	548,333
275,000	4.75%, 06/15/2024(1)	283,382
150,000	Canadian Natural Resources Ltd. 3.45%, 11/15/2021	152,382
400,000	Cimarex Energy Co. 4.38%, 06/01/2024	437,239
175,000	Hess Corp. 3.50%, 07/15/2024	184,784
450,000	Occidental Petroleum Corp. 2.70%, 08/15/2022	451,220
225,000	Phillips 66 0.90%, 02/15/2024	225,430
355,000	Pioneer Natural Resources Co. 0.75%, 01/15/2024	355,078
	Valero Energy Corp.
150,000	2.70%, 04/15/2023	156,393
200,000	2.85%, 04/15/2025	212,251

		3,006,492

	Oil & Gas Services - 0.3%
375,000	Schlumberger Holdings Corp. 3.75%, 05/01/2024(1)	408,475

	Packaging & Containers - 0.4%
	Berry Global, Inc.
175,000	0.95%, 02/15/2024(1)	175,417
300,000	1.57%, 01/15/2026(1)	301,687

		477,104

	Pharmaceuticals - 1.2%
	AbbVie, Inc.
200,000	3.45%, 03/15/2022	205,799
250,000	3.75%, 11/14/2023	271,763
100,000	CVS Health Corp. 2.63%, 08/15/2024	106,783
	Elanco Animal Health, Inc.
450,000	4.91%, 08/27/2021	459,646
105,000	5.27%, 08/28/2023	113,400
250,000	Teva Pharmaceutical Finance Netherlands B.V. 2.20%, 07/21/2021	249,778

		1,407,169

	Pipelines - 3.0%
200,000	Energy Transfer L.P. / Regency Energy Finance Corp. 5.00%, 10/01/2022	211,454
	Energy Transfer Operating L.P.
145,000	2.90%, 05/15/2025	152,861
120,000	4.20%, 09/15/2023	129,213
135,000	4.50%, 04/15/2024	148,354
100,000	4.65%, 06/01/2021	100,346
93,000	EQM Midstream Partners L.P. 4.75%, 07/15/2023	96,255
305,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(1)	309,918
150,000	Kinder Morgan Energy Partners L.P. 4.15%, 03/01/2022	155,855
	MPLX L.P.
100,000	3.38%, 03/15/2023	105,546
200,000	3.50%, 12/01/2022	210,123
450,000	Phillips 66 Partners L.P. 2.45%, 12/15/2024	473,444
250,000	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.40%, 06/15/2021	251,151

The accompanying notes are an integral part of these financial statements.

31

Hartford Short Duration ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.9% - (continued)
	Pipelines - 3.0% - (continued)
$200,000	Sunoco Logistics Partners Operations L.P. 4.40%, 04/01/2021	$200,633
650,000	Western Midstream Operating L.P. 4.00%, 07/01/2022	666,393
262,000	Williams Cos., Inc. 4.30%, 03/04/2024	287,643

		3,499,189

	Real Estate Investment Trusts - 1.8%
	American Tower Corp.
150,000	3.38%, 05/15/2024	162,419
100,000	5.00%, 02/15/2024	112,648
265,000	Brandywine Operating Partnership L.P. 4.10%, 10/01/2024	283,728
	Crown Castle International Corp.
300,000	3.15%, 07/15/2023	318,478
100,000	5.25%, 01/15/2023	108,975
225,000	Equinix, Inc. 1.00%, 09/15/2025	225,010
240,000	Federal Realty Investment Trust 1.25%, 02/15/2026	242,878
155,000	SBA Tower Trust 2.84%, 01/15/2050(1)	166,058
100,000	Simon Property Group L.P. 2.75%, 06/01/2023	105,160
400,000	Ventas Realty L.P. 2.65%, 01/15/2025	427,092

		2,152,446

	Retail - 0.4%
400,000	7-Eleven, Inc. 0.80%, 02/10/2024(1)(4)	400,525
41,000	CVS Health Corp. 3.70%, 03/09/2023	43,722

		444,247

	Semiconductors - 1.3%
	Broadcom, Inc.
150,000	3.63%, 10/15/2024	164,231
275,000	4.70%, 04/15/2025	313,109
295,000	KLA Corp. 4.65%, 11/01/2024	334,199
360,000	Microchip Technology, Inc. 0.97%, 02/15/2024(1)	360,163
	NXP B.V. / NXP Funding LLC
200,000	4.63%, 06/01/2023(1)	218,145
155,000	4.88%, 03/01/2024(1)	174,091

		1,563,938

	Telecommunications - 1.5%
	AT&T, Inc.
125,000	3.00%, 06/30/2022	129,162
150,000	4.13%, 02/17/2026	172,348
150,000	Nokia Oyj 3.38%, 06/12/2022	154,875
300,000	Sprint Communications, Inc. 6.00%, 11/15/2022	322,365
270,000	Sprint Corp. 7.25%, 09/15/2021	278,910
107,813	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)	108,767
200,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	217,395
	Verizon Communications, Inc.
250,000	0.85%, 11/20/2025	249,593
150,000	5.15%, 09/15/2023	168,203

		1,801,618

	Transportation - 1.3%
400,000	Canadian Pacific Railway Co. 4.50%, 01/15/2022	415,263
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
150,000	1.20%, 11/15/2025(1)	150,734
175,000	2.70%, 03/14/2023(1)	182,449
110,000	2.70%, 11/01/2024(1)	117,445
250,000	4.13%, 08/01/2023(1)	270,707
355,000	TTX Co. 3.60%, 01/15/2025(1)	393,561

		1,530,159

	Trucking & Leasing - 0.9%
200,000	Aviation Capital Group LLC 3.88%, 05/01/2023(1)	210,411

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 50.9% - (continued)
		Trucking & Leasing - 0.9% - (continued)
	$250,000	Avolon Holdings Funding Ltd. 5.13%, 10/01/2023(1)	$269,389
	325,000	DAE Funding LLC 5.25%, 11/15/2021(1)	332,377
	250,000	GATX Corp. 4.35%, 02/15/2024	275,436

			1,087,613

		Total Corporate Bonds (cost $57,888,946)	$59,821,202

MUNICIPAL BONDS - 0.3%
		Transportation - 0.3%
		Chicago, IL, Transit Auth
	100,000	2.21%, 12/01/2025	104,759
	210,000	5.37%, 12/01/2022	227,476

			332,235

		Total Municipal Bonds (cost $320,249)	$332,235

SENIOR FLOATING RATE INTERESTS - 18.0%(8)
		Aerospace/Defense - 0.1%
	192,794	TransDigm, Inc. 2.37%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	$189,320

		Airlines - 0.1%
	120,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	125,520

		Auto Parts & Equipment - 0.6%
	108,350	Adient U.S. LLC 4.39%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	108,350
	126,213	Altra Industrial Motion Corp. 2.12%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	126,016
		Clarios Global L.P.
	174,536	3.62%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	174,264
EUR	145,013	3.75%, 04/30/2026, 3 mo. EURIBOR + 3.750%	175,626
	96,750	IAA, Inc. 2.38%, 06/28/2026, 3 mo. USD LIBOR + 2.250%	96,508

			680,764

		Chemicals - 0.3%
	100,000	INEOS Styrolution U.S. Holding LLC 0.00%, 01/21/2026(9)	99,500
EUR	94,413	Nouryon Finance B.V. 3.25%, 10/01/2025, 3 mo. EURIBOR + 3.250%	114,324
	$95,715	Nouryon USA LLC 3.13%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	95,237
	99,000	Univar, Inc. 2.12%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	98,489

			407,550

		Commercial Services - 2.7%
		AlixPartners LLP
	320,000	0.00%, 01/28/2028(9)	319,600
	195,432	2.62%, 04/04/2024, 1 mo. USD LIBOR + 2.500%	195,099
EUR	200,000	Biogroup-LCD 0.00%, 01/28/2028(9)	242,778
	$122,487	BrightView Landscapes LLC 2.63%, 08/15/2025, 3 mo. USD LIBOR + 2.500%	122,219
	218,900	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	219,721
	498,500	Dun & Bradstreet Corp. 3.88%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	499,213
	100,000	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	100,188
EUR	135,000	Loire Finco Luxembourg S.a.r.l. 2.75%, 04/21/2027, 3 mo. EURIBOR + 3.750%	161,999
	$198,000	Quikrete Holdings, Inc. 2.62%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	197,481
	201,298	Trans Union LLC 1.87%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	200,890

The accompanying notes are an integral part of these financial statements.

32

Hartford Short Duration ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 18.0%(8) - (continued)
		Commercial Services - 2.7% - (continued)
	$514,614	United Rentals, Inc. 1.87%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	$513,971
		Verisure Holding AB
EUR	205,000	0.00%, 01/15/2028(9)	249,192
	100,000	3.50%, 07/20/2026, 3 mo. EURIBOR + 3.500%	121,670

			3,144,021

		Construction Materials - 0.2%
	$100,000	CP Atlas Buyer, Inc. 5.25%, 11/23/2027, 1 mo. USD LIBOR + 4.500%	100,000
	97,500	Hamilton Holdco LLC 2.26%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	96,769

			196,769

		Distribution/Wholesale - 0.2%
	219,225	American Builders & Contractors Supply Co., Inc. 2.12%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	218,280

		Diversified Financial Services - 0.1%
	162,228	Crown Finance U.S., Inc. 2.77%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	127,191

		Electric - 0.1%
	100,000	ExGen Renewables LLC 3.75%, 12/15/2027, 1 mo. USD LIBOR + 2.750%	100,550

		Electrical Components & Equipment - 0.2%
	124,041	Brookfield WEC Holdings Inc. 0.00%, 08/01/2025, 1 mo. USD LIBOR + 2.750%(9)	123,855
	100,000	Energizer Holdings, Inc. 0.00%, 12/22/2027, 1 mo. USD LIBOR(9)	99,938

			223,793

		Entertainment - 0.2%
	99,750	Banijay Group U.S. Holding, Inc. 3.88%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	98,722
	99,744	Scientific Games International, Inc. 2.87%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	97,936

			196,658

		Environmental Control - 0.3%
	341,162	Clean Harbors, Inc. 1.87%, 06/28/2024, 3 mo. USD LIBOR + 1.750%	340,612

		Food - 0.7%
	182,583	B&G Foods, Inc. 2.62%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	182,713
EUR	120,000	Froneri Lux FinCo S.a.r.l. 2.63%, 01/29/2027, 3 mo. EURIBOR + 2.625%	144,604
	$99,500	Froneri U.S., Inc. 2.37%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	98,934
	173,246	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	173,072
	244,245	U.S. Foods, Inc. 1.87%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	241,747

			841,070

		Food Service - 0.2%
	193,500	Aramark Services, Inc. 1.87%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	191,565

		Gas - 0.2%
EUR	100,000	Messer Industries GmbH 2.50%, 03/01/2026, 3 mo. EURIBOR + 2.750%	121,456
	$186,675	Messer Industries USA, Inc. 2.75%, 03/01/2026, 3 mo. USD LIBOR + 2.500%	186,156

			307,612

		Hand/Machine Tools - 0.1%
	104,738	Applecaramel Buyer LLC 4.50%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	105,072

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 18.0%(8) - (continued)
		Healthcare - Products - 0.3%
		Avantor Funding, Inc.
	$37,165	3.25%, 11/21/2024, 1 mo. USD LIBOR + 2.250%	$37,204
	160,000	3.50%, 11/08/2027, 1 mo. USD LIBOR + 2.500%	160,467
EUR	99,000	Grifols S.A. 2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	120,175

			317,846

		Healthcare - Services - 1.4%
	$110,000	ADMI Corp. 0.00%, 12/23/2027, 1 mo. USD LIBOR(9)	110,770
EUR	135,000	Bio Lam LCD SELAS 4.75%, 04/25/2026, 3 mo. EURIBOR + 4.750%	163,836
	$98,750	Emerald TopCo, Inc. 3.71%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	98,577
	147,526	Gentiva Health Services, Inc. 3.38%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	147,341
EUR	185,250	IQVIA, Inc. 2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	224,311
	$107,980	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	107,784
	195,000	PPD, Inc. 0.00%, 01/13/2028(9)	195,731
	84,590	Syneos Health, Inc. 1.87%, 08/01/2024, 3 mo. USD LIBOR + 1.750%	84,608
	497,500	Zelis Payments Buyer, Inc. 4.87%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	497,500

			1,630,458

		Household Products - 0.3%
	122,166	Diamond (BC) B.V. 3.12%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	121,616
	91,169	Reynolds Consumer Products LLC 1.87%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	91,195
	100,000	Weber-Stephen Products LLC 4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	100,225

			313,036

		Insurance - 1.1%
	148,875	Acrisure LLC 3.62%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	147,891
		Asurion LLC
	105,000	0.00%, 01/29/2028(9)	105,787
	229,125	3.12%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	228,224
	81,293	3.37%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	80,819
	93,939	6.62%, 08/04/2025, 3 mo. USD LIBOR + 6.500%	93,939
	244,361	Hub International Ltd. 2.97%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	242,081
	127,383	NFP Corp. 3.37%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	126,333
	313,600	Sedgwick Claims Management Services, Inc. 3.37%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	311,336

			1,336,410

		IT Services - 0.3%
	243,824	Science Applications International Corp. 2.00%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	243,519
	107,548	Tempo Acquisition LLC 3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%	107,279

			350,798

		Leisure Time - 0.8%
	243,843	Caesars Resort Collection LLC 2.87%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	239,473
	225,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	222,750
	105,000	IRB Holding Corp. 0.00%, 12/15/2027(9)	105,262
	219,529	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	218,432

The accompanying notes are an integral part of these financial statements.

33

Hartford Short Duration ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 18.0%(8) - (continued)
		Leisure Time - 0.8% - (continued)
	$220,667	UFC Holdings LLC 0.00%, 04/29/2026, 1 mo. USD LIBOR + 3.000%(9)	$220,226

			1,006,143

		Lodging - 0.2%
	197,599	Boyd Gaming Corp. 2.34%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	196,878

		Media - 2.2%
EUR	100,000	Adevinta ASA 0.00%, 10/13/2027(9)	121,845
	$100,000	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	100,250
	311,119	CSC Holdings LLC 2.38%, 01/15/2026, 3 mo. USD LIBOR + 2.250%	309,078
	110,000	E.W. Scripps Co. 0.00%, 01/07/2028(9)	109,918
	365,346	Gray Television, Inc. 2.64%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	364,433
	146,977	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 3 mo. USD LIBOR + 3.000%	146,794
	92,500	Newco Financing Partnership 3.63%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	92,477
		Nexstar Broadcasting, Inc.
	184,809	2.37%, 01/17/2024, 3 mo. USD LIBOR + 2.250%	184,446
	176,863	2.89%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	176,838
	114,621	Sinclair Television Group, Inc. 2.63%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	113,976
	158,400	Terrier Media Buyer, Inc. 4.37%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	158,281
	92,500	UPC Financing Partnership 3.63%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	92,477
	194,513	Vertical U.S. Newco, Inc. 4.48%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	196,026
		Virgin Media Bristol LLC
	115,000	0.00%, 01/31/2029(9)	115,016
EUR	115,000	0.00%, 01/31/2029(9)	139,955
	145,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	175,528

			2,597,338

		Miscellaneous Manufacturing - 0.6%
	$149,229	Core & Main L.P. 3.75%, 08/01/2024, 3 mo. USD LIBOR + 2.750%	148,781
	153,850	H.B. Fuller Co. 2.13%, 10/20/2024, 3 mo. USD LIBOR + 2.000%	153,679
	178,650	Ingersoll-Rand Services Co. 1.87%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	177,646
	218,781	USI, Inc. 3.25%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	217,141

			697,247

		Oil & Gas Services - 0.2%
	99,250	Buckeye Partners L.P. 2.90%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	99,194
	98,499	Lower Cadence Holdings LLC 4.12%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	95,984

			195,178

		Packaging & Containers - 0.4%
	131,594	Flex Acquisition Co., Inc. 3.24%, 06/29/2025, 3 mo. USD LIBOR + 3.000%	130,657
	100,000	Proampac PG Borrower LLC 5.00%, 11/03/2025, 1 mo. USD LIBOR + 4.000%	100,250
	74,377	Reynolds Group Holdings, Inc. 2.87%, 02/05/2023, 3 mo. USD LIBOR + 2.750%	74,331
	185,000	TricorBraun Holdings, Inc. 0.00%, 02/03/2028(9)	184,537

			489,775

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 18.0%(8) - (continued)
		Pharmaceuticals - 1.0%
	$202,500	Bausch Health Americas, Inc. 2.87%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	$202,089
	98,250	Catalent Pharma Solutions, Inc. 3.25%, 05/18/2026, 3 mo. USD LIBOR + 2.250%	98,373
	462,701	Elanco Animal Health, Inc. 1.89%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	461,350
	122,152	Endo International plc 5.00%, 04/29/2024, 3 mo. USD LIBOR + 4.250%	121,083
	100,000	IQVIA, Inc. 1.87%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	99,825
	212,850	Sunshine Luxembourg S.a.r.l. 5.00%, 10/01/2026, 1 mo. USD LIBOR + 4.000%	213,323

			1,196,043

		Real Estate - 0.4%
	147,000	Belron Finance U.S. LLC 2.46%, 11/13/2025, 3 mo. USD LIBOR + 2.500%	146,542
EUR	155,000	Boels Topholding B.V. 4.00%, 02/06/2027, 3 mo. EURIBOR + 4.000%	188,475
	$100,000	VICI Properties LLC 1.88%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	99,222

			434,239

		Retail - 0.6%
	247,731	B.C. Unlimited Liability Co. 1.87%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	245,821
	134,944	Bass Pro Group LLC 5.75%, 09/25/2024, 3 mo. USD LIBOR + 5.000%	135,040
	99,750	Harbor Freight Tools USA, Inc. 4.00%, 10/19/2027, 1 mo. USD LIBOR + 3.250%	99,800
		LBM Acquisition LLC
	21,880	0.00%, 12/09/2027(9)(10)	21,902
	98,462	0.00%, 12/17/2027, 1 mo. USD LIBOR(9)	98,560
	104,950	Michaels Stores, Inc. 4.25%, 10/01/2027, 1 mo. USD LIBOR + 3.500%	104,688

			705,811

		Software - 1.3%
	158,359	CCC Information Services, Inc. 4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	158,614
	157,899	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.250%	157,899
	173,688	DCert Buyer, Inc. 4.12%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	173,904
	147,102	Go Daddy Operating Co. LLC 1.87%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	146,734
	189,515	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	190,108
	429,710	SS&C Technologies, Inc. 1.87%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	427,145
	98,750	Ultimate Software Group, Inc. 3.87%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	98,936
	244,368	WEX, Inc. 2.37%, 05/15/2026, 3 mo. USD LIBOR + 2.250%	243,987

			1,597,327

		Telecommunications - 0.2%
	100,000	Frontier Communications Corp. 5.75%, 10/08/2021, 1 mo. USD LIBOR + 4.750%	99,906
	125,000	Telenet Financing USD LLC 2.13%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	123,906

			223,812

		Transportation - 0.4%
	248,125	Genesee & Wyoming, Inc. 2.25%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	247,815

The accompanying notes are an integral part of these financial statements.

34

Hartford Short Duration ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.0%(8) - (continued)
	Transportation - 0.4% - (continued)
$219,982	Savage Enterprises LLC 3.13%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	$220,303

		468,118

	Total Senior Floating Rate Interests (cost $20,986,245)	$21,152,804

U.S. GOVERNMENT AGENCIES - 9.5%
	Mortgage-Backed Agencies - 9.5%
	FHLMC - 4.4%
$35,670	0.88%, 10/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	$35,670
272,559	1.00%, 05/25/2033	276,596
765,143	1.00%, 01/15/2041	775,091
953,215	1.00%, 06/15/2044	964,738
575,000	1.13%, 08/12/2021	578,160
167,710	1.50%, 01/15/2027	170,176
276,720	2.00%, 09/15/2041	283,307
261,449	3.00%, 01/01/2033	282,909
54,851	3.00%, 05/15/2037	54,975
528,061	3.50%, 03/01/2032	572,464
146,974	3.50%, 09/15/2043	153,767
144,731	3.75%, 05/15/2039(5)	150,145
271,401	4.00%, 03/01/2031	293,888
557,646	4.83%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(3)	580,739

		5,172,625

	FNMA - 3.3%
140,549	2.00%, 07/25/2039	141,580
202,457	2.00%, 12/25/2042	208,321
347,700	2.50%, 03/25/2035	360,132
121,765	2.55%, 07/25/2044	125,366
253,510	3.00%, 11/01/2032	273,966
478,146	3.00%, 02/25/2043	506,927
131,480	3.00%, 04/25/2043	136,709
216,793	3.00%, 05/25/2047	224,509
627,968	3.25%, 11/25/2043	653,019
137,734	3.50%, 03/01/2033	146,946
410,529	3.50%, 10/25/2035	449,756
414,546	3.50%, 07/25/2045	433,093
167,821	3.50%, 07/25/2054	176,566

		3,836,890

	GNMA - 0.9%
273,856	2.00%, 05/20/2046	282,470
591,785	2.50%, 10/20/2041	614,192
125,126	2.50%, 07/20/2042	131,332

		1,027,994

	UMBS - 0.9%
1,050,000	3.50%, 02/18/2036(11)	1,117,758

	Total U.S. Government Agencies (cost $10,825,874)	$11,155,267

	Total Long-Term Investments (cost $112,747,107)	$115,390,590

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 5.5%
	Repurchase Agreements - 5.5%
$6,493,327	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $6,493,338; collateralized by U.S. Treasury Bond at 3.000%, maturing 05/15/2047, with a market value of $6,623,312	$6,493,327

	Total Short-Term Investments (cost $6,493,327)	$6,493,327

Total Investments (cost $119,240,434)	103.7%	$121,883,917
Other Assets and Liabilities	(3.7)%	(4,392,291)

Total Net Assets	100.0%	$117,491,626

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $37,799,390, representing 32.2% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.

(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,384,165 at January 31, 2021.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(7)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $318,174, representing 0.3% of net assets.

(8)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2021.

(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(10)

This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2021, the aggregate value of the unfunded commitment was $21,902, which rounds to 0.0% of total net assets.

(11)	Represents or includes a TBA transaction.

The accompanying notes are an integral part of these financial statements.

35

Hartford Short Duration ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Futures Contracts Outstanding at January 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	90	03/31/2021	$19,887,891	$17,862

Short position contracts:
U.S. Treasury 5-Year Note Future	41	03/31/2021	$5,160,875	$(788)
U.S. Treasury 10-Year Note Future	10	03/22/2021	1,370,313	8,822

Total				$8,034

Total futures contracts				$25,896

Foreign Currency Contracts Outstanding at January 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
117,212	USD	150,000	CAD	SSG	06/17/2021	$—	$(228)
272,802	USD	222,000	EUR	UBS	02/05/2021	3,065	—
2,151,759	USD	1,768,000	EUR	CBK	02/26/2021	2,680	—
248,475	USD	204,000	EUR	GSC	02/26/2021	504	—

Total Foreign Currency Contracts						$6,249	$(228)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$22,929,082	$—	$22,929,082	$—
Corporate Bonds	59,821,202	—	59,821,202	—
Municipal Bonds	332,235	—	332,235	—
Senior Floating Rate Interests	21,152,804	—	21,152,804	—
U.S. Government Agencies	11,155,267	—	11,155,267	—
Short-Term Investments	6,493,327	—	6,493,327	—
Foreign Currency Contracts(2)	6,249	—	6,249	—
Futures Contracts(2)	26,684	26,684	—	—

Total	$121,916,850	$26,684	$121,890,166	$—

Liabilities
Foreign Currency Contracts(2)	$(228)	$—	$(228)	$—
Futures Contracts(2)	(788)	(788)	—	—

Total	$(1,016)	$(788)	$(228)	$—

(1)	For the six-month period ended January 31, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

36

Hartford Total Return Bond ETF

Schedule of Investments

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.7%
	Agency Collat PAC CMO - 0.0%
$569,731	Freddie Mac Strips 5.00%, 09/15/2036(1)	$105,071

	Asset-Backed - Automobile - 0.2%
1,160,858	Chesapeake Funding LLC 1.95%, 09/15/2031(2)	1,179,905
220,000	Santander Drive Auto Receivables Trust 1.48%, 01/15/2027	224,212
610,000	Westlake Automobile Receivables Trust 1.65%, 02/17/2026(2)	621,939

		2,026,056

	Asset-Backed - Finance & Insurance - 2.5%
288,048	Aaset Trust 3.35%, 01/16/2040(2)	287,124
57,976	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(2)(3)	58,228
256,249	Atlas Senior Loan Fund Ltd. 1.09%, 04/20/2028, 3 mo. USD LIBOR + 0.870%(2)(4)	256,307
240,220	Avery Point CLO Ltd. 1.28%, 08/05/2027, 3 mo. USD LIBOR + 1.050%(2)(4)	239,923
61,770	Bayview Koitere Fund Trust 3.50%, 07/28/2057(2)(3)	63,543
42,317	Bayview Opportunity Master Fund Trust 3.50%, 10/28/2057(2)(3)	43,518
76,924	Bowman Park CLO Ltd. 1.39%, 11/23/2025, 3 mo. USD LIBOR + 1.180%(2)(4)	76,843
936,202	Carlyle Global Market Strategies CLO Ltd. 1.24%, 01/15/2031, 3 mo. USD LIBOR + 1.000%(2)(4)	932,424
330,000	CIFC Funding Ltd. 1.09%, 04/19/2029, 3 mo. USD LIBOR + 0.870%(2)(4)	329,673
375,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(2)	390,251
766,000	Citigroup Commercial Mortgage Trust 4.12%, 11/15/2049(3)	770,976
735,688	DB Master Finance LLC 3.79%, 05/20/2049(2)	755,205
	Domino’s Pizza Master Issuer LLC
1,668,400	3.08%, 07/25/2047(2)	1,677,259
48,875	4.12%, 07/25/2048(2)	51,353
163,882	Drug Royalty L.P. 1.84%, 10/15/2031, 3 mo. USD LIBOR + 1.600%(2)(4)	161,860
3,099,524	Dryden 33 Senior Loan Fund 1.24%, 04/15/2029, 3 mo. USD LIBOR + 1.000%(2)(4)	3,100,302
149,008	Eagle RE Ltd. 1.83%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(2)(4)	149,310
1,170,000	Evergreen Credit Card Trust 1.90%, 09/16/2024(2)	1,200,966
280,000	GMF Floorplan Owner Revolving Trust 0.68%, 08/15/2025(2)	281,961
1,940,000	GS Mortgage Securities Trust 3.43%, 08/10/2050	2,185,001
2,050,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	2,338,701
250,000	Magnetite VII Ltd. 1.04%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(2)(4)	248,791
301,076	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(2)	302,667
227,023	Pretium Mortgage Credit Partners LLC 3.72%, 02/27/2060(2)(5)	229,215
1,390,853	Regional Management Issuance Trust 4.56%, 01/18/2028(2)	1,402,961
	Seasoned Credit Risk Transfer Trust
592,240	3.50%, 08/25/2057	636,220
742,914	3.50%, 08/25/2058	812,576
	Sound Point CLO Ltd.
250,000	1.29%, 01/26/2031, 3 mo. USD LIBOR + 1.070%(2)(4)	249,859
950,000	1.37%, 04/18/2031, 3 mo. USD LIBOR + 1.150%(2)(4)	950,217
700,467	Treman Park CLO Ltd. 1.29%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(2)(4)	699,935
955,000	Voya CLO Ltd. 1.12%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(2)(4)	955,531

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.7% - (continued)
	Asset-Backed - Finance & Insurance - 2.5% - (continued)
$596,550	Wendy’s Funding LLC 3.88%, 03/15/2048(2)	$629,509

		22,468,209

	Asset-Backed - Home Equity - 0.0%
80,481	Legacy Mortgage Asset Trust 4.00%, 03/25/2058(2)(5)	80,724

	Commercial Mortgage-Backed Securities - 3.1%
965,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(2)	995,906
	Bank of America Commercial Mortgage Trust
7,010,952	0.74%, 11/15/2050(1)(3)	290,087
4,428,194	0.80%, 11/15/2054(1)(3)	192,750
7,357,417	1.79%, 03/15/2063(1)(3)	1,048,921
	Benchmark Mortgage Trust
20,760,470	0.52%, 07/15/2051(1)(3)	577,594
11,652,576	0.52%, 01/15/2051(1)(3)	335,852
3,660,675	1.52%, 01/15/2054(1)(3)	456,310
1,869,192	1.79%, 07/15/2053(1)(3)	221,445
2,026,751	BX Commercial Mortgage Trust 1.05%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(2)(4)	2,030,205
785,000	CAMB Commercial Mortgage Trust 2.68%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(2)(4)	764,284
1,300,000	Citigroup Commercial Mortgage Trust 3.62%, 07/10/2047	1,422,885
160,852	Citigroup Mortgage Loan Trust 3.25%, 03/25/2061(2)(3)	171,567
	Commercial Mortgage Trust
10,726,588	0.58%, 02/10/2047(1)(3)	162,342
1,043,085	2.94%, 01/10/2046	1,082,480
700,000	3.18%, 02/10/2035(2)	755,702
1,120,000	3.69%, 08/10/2047	1,224,004
900,000	3.80%, 08/10/2047	993,092
1,095,125	3.96%, 03/10/2047	1,196,085
1,000,000	4.22%, 07/10/2045(3)	1,077,783
360,000	4.24%, 02/10/2047(3)	394,984
13,460,845	CSAIL Commercial Mortgage Trust 0.75%, 06/15/2057(1)(3)	352,141
1,479,161	DBJPM Mortgage Trust 1.71%, 09/15/2053(1)(3)	159,385
	GS Mortgage Securities Trust
6,628,180	0.67%, 02/13/2053(1)(3)	324,667
890,000	3.63%, 11/10/2047	975,583
100,000	4.07%, 01/10/2047	108,437
415,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(2)	431,285
	JPMBB Commercial Mortgage Securities Trust
858,821	3.36%, 07/15/2045	898,975
100,000	3.93%, 09/15/2047	110,762
100,000	4.00%, 04/15/2047	109,653
1,410,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	1,542,880
4,431,437	Morgan Stanley Capital Trust 1.42%, 06/15/2050(1)(3)	263,299
670,000	MTRO Commercial Mortgage Trust 1.93%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(2)(4)	665,431
3,755	Structured Agency Credit Risk Trust 0.88%, 09/25/2048, 1 mo. USD LIBOR + 0.750%(2)(4)	3,755
1,005,120	UBS-Barclays Commercial Mortgage Trust 3.24%, 04/10/2046	1,054,246
807,234	Wells Fargo Commercial Mortgage Trust 2.92%, 10/15/2045	831,248

The accompanying notes are an integral part of these financial statements.

37

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.7% - (continued)
	Commercial Mortgage-Backed Securities - 3.1% - (continued)
	Wells Fargo N.A.
$5,781,165	0.60%, 11/15/2062(1)(3)	$257,506
14,171,361	0.65%, 11/15/2062(1)(3)	702,521
16,184,250	0.73%, 02/15/2061(1)(3)	694,647
11,086,879	0.89%, 01/15/2063(1)(3)	744,134
3,494,012	0.90%, 05/15/2062(1)(3)	224,339
	WF-RBS Commercial Mortgage Trust
1,170,000	2.88%, 12/15/2045	1,211,682
1,025,000	3.61%, 11/15/2047	1,120,067
100,000	4.00%, 05/15/2047	109,454
100,000	4.05%, 03/15/2047	109,229

		28,399,604

	Other Asset-Backed Securities - 3.1%
	Affirm Asset Securitization Trust
969,055	1.90%, 01/15/2025(2)	976,295
433,253	3.46%, 10/15/2024(2)	440,508
566,519	ALM XVI Ltd. 1.14%, 07/15/2027, 3 mo. USD LIBOR + 0.900%(2)(4)	566,518
369,386	CF Hippolyta LLC 1.99%, 07/15/2060(2)	373,033
970,000	CIFC Funding Ltd. 1.22%, 04/18/2031, 3 mo. USD LIBOR + 1.000%(2)(4)	967,514
260,000	Dewolf Park CLO Ltd. 1.45%, 10/15/2030, 3 mo. USD LIBOR + 1.210%(2)(4)	260,168
415,800	Domino’s Pizza Master Issuer LLC 3.67%, 10/25/2049(2)	443,293
250,000	Madison Park Funding Ltd. 1.17%, 04/19/2030, 3 mo. USD LIBOR + 0.950%(2)(4)	249,925
50,314	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(2)(3)	51,621
201,597	Neuberger Berman CLO Ltd. 1.04%, 07/15/2027, 3 mo. USD LIBOR + 0.800%(2)(4)	200,801
775,158	New Residential Mortgage LLC 3.79%, 07/25/2054(2)	777,721
2,205,000	NRZ Advance Receivables Trust 1.48%, 09/15/2053(2)	2,216,357
856,910	OCP CLO Ltd. 1.34%, 10/18/2028, 3 mo. USD LIBOR + 1.120%(2)(4)	856,388
544,072	OZLM Ltd. 1.50%, 10/20/2031, 3 mo. USD LIBOR + 1.280%(2)(4)	544,218
1,130,147	Pretium Mortgage Credit Partners LLC 2.86%, 05/27/2059(2)(5)	1,134,332
223,872	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(2)	224,884
310,000	Stack Infrastructure Issuer LLC 1.89%, 08/25/2045(2)	313,490
490,000	Summit Issuer LLC 2.29%, 12/20/2050(2)	492,099
1,172,795	TICP CLO Ltd. 1.06%, 04/20/2028, 3 mo. USD LIBOR + 0.840%(2)(4)	1,167,780
	Towd Point Mortgage Trust
1,337,795	1.75%, 10/25/2060(2)	1,373,331
800,838	2.75%, 10/25/2056(2)(3)	815,706
1,238,519	2.75%, 06/25/2057(2)(3)	1,279,440
1,685,018	2.75%, 10/25/2057(2)(3)	1,734,879
1,574,822	2.90%, 10/25/2059(2)(3)	1,659,622
1,625,795	3.25%, 03/25/2058(2)(3)	1,698,933
211,447	3.25%, 07/25/2058(2)(3)	220,953
89,109	3.75%, 05/25/2058(2)(3)	95,092
	Vantage Data Centers Issuer LLC
1,640,000	1.65%, 09/15/2045(2)	1,646,170
988,117	4.20%, 11/16/2043(2)	1,060,085
1,092,911	Vericrest Opportunity Loan Trust 2.98%, 02/25/2050(2)(5)	1,096,118
817,208	VOLT LXXX LLC 3.23%, 10/25/2049(2)(5)	818,887
1,210,749	VOLT LXXXVIII LLC 2.98%, 03/25/2050(2)(5)	1,214,355

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.7% - (continued)
	Other Asset-Backed Securities - 3.1% - (continued)
$705,000	Voya CLO Ltd. 1.41%, 10/18/2031, 3 mo. USD LIBOR + 1.190%(2)(4)	$704,325
245,000	Wingstop Funding LLC 2.84%, 12/05/2050(2)	251,416

		27,926,257

	Whole Loan Collateral CMO - 3.8%
1,545,746	Angel Oak Mortgage Trust 0.99%, 04/25/2053(2)(3)	1,552,558
84,304	Bear Stearns Adjustable Rate Mortgage Trust 2.99%, 08/25/2035(3)	84,922
	Bellemeade Re Ltd.
112,143	1.23%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(2)(4)	112,166
59,134	1.43%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(2)(4)	59,138
8,956,338	Benchmark Mortgage Trust 1.23%, 03/15/2062(1)(3)	719,709
50,574	CIM Trust 3.00%, 04/25/2057(2)(3)	51,592
	Connecticut Avenue Securities Trust
508,731	2.23%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(2)(4)	509,563
361,187	2.28%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(2)(4)	358,646
489,408	2.43%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(2)(4)	490,573
652,320	CSMC Trust 0.81%, 05/25/2065(2)(5)	652,882
	Deephaven Residential Mortgage Trust
1,672,324	2.34%, 01/25/2060(2)(3)	1,693,704
437,999	2.79%, 10/25/2059(2)(3)	446,196
	Fannie Mae Connecticut Avenue Securities
130,219	2.33%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(4)	130,626
145,384	2.38%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(4)	146,126
157,054	2.48%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(4)	157,916
138,326	2.73%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(4)	136,170
860,252	3.13%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(4)	848,365
620,863	3.68%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(4)	640,710
1,142,645	4.38%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(4)	1,189,251
480,351	4.48%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(4)	500,345
989,115	4.53%, 01/25/2024, 1 mo. USD LIBOR + 4.400%(4)	1,012,301
469,618	5.03%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(4)	483,665
970,964	5.13%, 11/25/2024, 1 mo. USD LIBOR + 5.000%(4)	990,783
955,507	5.13%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(4)	976,658
1,123,981	5.68%, 04/25/2028, 1 mo. USD LIBOR + 5.550%(4)	1,181,827
857,720	5.83%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(4)	910,818
275,318	6.13%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(4)	289,666
288,537	Home Re Ltd. 1.73%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(2)(4)	288,949
391,459	LSTAR Securities Investment Trust 1.84%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(2)(4)	389,731
1,039,769	MetLife Securitization Trust 3.75%, 03/25/2057(2)(3)	1,103,068
309,913	MFA Trust 1.01%, 01/26/2065(2)(3)	309,843

The accompanying notes are an integral part of these financial statements.

38

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.7% - (continued)
	Whole Loan Collateral CMO - 3.8% - (continued)
$986,000	Mortgage Insurance-Linked Notes 2.03%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(2)(4)	$987,350
	New Residential Mortgage Loan Trust
312,535	0.88%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(2)(4)	313,637
213,059	3.23%, 08/25/2060(2)(5)	214,740
1,047,804	3.50%, 12/25/2057(2)(3)	1,102,051
558,454	4.00%, 04/25/2057(2)(3)	595,533
597,524	4.00%, 08/27/2057(2)(3)	642,234
766,560	4.00%, 09/25/2057(2)(3)	815,428
	OZLM Ltd.
238,635	1.23%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(2)(4)	238,076
806,527	1.26%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(2)(4)	806,533
512,739	PMT Credit Risk Transfer Trust 2.13%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(2)(4)	481,472
	Preston Ridge Partners Mortgage Trust LLC
362,840	2.36%, 11/25/2025(2)(5)	364,124
1,235,077	2.86%, 09/25/2025(2)(5)	1,245,697
409,985	3.50%, 10/25/2024(2)(3)	415,120
	Seasoned Credit Risk Transfer Trust
940,513	2.50%, 08/25/2059	989,072
563,951	3.50%, 11/25/2057	620,540
1,489,152	3.50%, 07/25/2058	1,642,633
2,413,632	3.50%, 10/25/2058	2,645,993
	Structured Agency Credit Risk Trust
766,681	1.78%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(2)(4)	762,379
55,000	2.23%, 09/25/2048, 1 mo. USD LIBOR + 2.100%(2)(4)	55,074
247,190	Vericrest Opportunity Loan Trust 3.18%, 10/25/2049(2)(5)	247,613
714,000	Verus Securitization Trust 0.82%, 10/25/2063(2)(3)	712,888

		34,316,654

	Total Asset & Commercial Mortgage-Backed Securities (cost $113,230,267)	$115,322,575

CORPORATE BONDS - 32.1%
	Advertising - 0.0%
	Lamar Media Corp.
75,000	3.75%, 02/15/2028	76,239
80,000	4.88%, 01/15/2029	84,800

		161,039

	Aerospace/Defense - 0.5%
	Boeing Co.
630,000	5.04%, 05/01/2027	733,370
480,000	5.15%, 05/01/2030	569,331
	L3Harris Technologies, Inc.
750,000	2.90%, 12/15/2029	817,772
505,000	3.85%, 06/15/2023	543,918
410,000	Northrop Grumman Corp. 5.15%, 05/01/2040	550,071
	United Technologies Corp.
835,000	3.95%, 08/16/2025	950,164
390,000	4.45%, 11/16/2038	476,745
50,000	4.63%, 11/16/2048	64,720

		4,706,091

	Agriculture - 0.7%
	Altria Group, Inc.
290,000	2.63%, 09/16/2026	312,722

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.1% - (continued)
	Agriculture - 0.7% - (continued)
$175,000	3.88%, 09/16/2046	$181,936
255,000	4.40%, 02/14/2026	293,630
190,000	4.80%, 02/14/2029	225,525
620,000	5.38%, 01/31/2044	771,967
245,000	5.95%, 02/14/2049	332,419
290,000	Archer-Daniels-Midland Co. 3.25%, 03/27/2030	326,954
	BAT Capital Corp.
855,000	2.26%, 03/25/2028	871,918
585,000	2.79%, 09/06/2024	623,758
890,000	BAT International Finance plc 1.67%, 03/25/2026	903,242
645,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	684,906
715,000	Philip Morris International, Inc. 2.10%, 05/01/2030	730,064

		6,259,041

	Apparel - 0.0%
400,000	Hanesbrands, Inc. 4.88%, 05/15/2026(2)	433,000

	Auto Manufacturers - 0.1%
720,000	General Motors Co. 6.13%, 10/01/2025	867,809
425,000	General Motors Financial Co., Inc. 1.25%, 01/08/2026	423,498

		1,291,307

	Auto Parts & Equipment - 0.0%
155,000	Clarios Global L.P. / Clarios US Finance Co. 6.25%, 05/15/2026(2)	165,074

	Beverages - 0.8%
290,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	357,600
	Anheuser-Busch InBev Worldwide, Inc.
205,000	3.75%, 07/15/2042	225,910
110,000	4.35%, 06/01/2040	131,265
805,000	4.60%, 04/15/2048	975,187
1,603,000	5.45%, 01/23/2039	2,100,867
	Constellation Brands, Inc.
5,000	2.65%, 11/07/2022	5,183
170,000	2.88%, 05/01/2030	182,741
572,000	3.15%, 08/01/2029	628,318
1,072,000	3.60%, 02/15/2028	1,214,422
170,000	4.65%, 11/15/2028	205,398
1,049,000	Diageo Capital plc 2.00%, 04/29/2030	1,074,300
205,000	PepsiCo, Inc. 3.63%, 03/19/2050	244,307

		7,345,498

	Biotechnology - 0.6%
	Amgen, Inc.
195,000	1.90%, 02/21/2025	204,380
65,000	2.20%, 02/21/2027	68,743
2,865,000	2.30%, 02/25/2031	2,978,774
1,305,000	Gilead Sciences, Inc. 1.65%, 10/01/2030	1,289,930
	Royalty Pharma plc
60,000	1.75%, 09/02/2027(2)	61,177
355,000	2.20%, 09/02/2030(2)	357,958
810,000	3.30%, 09/02/2040(2)	835,485

		5,796,447

	Chemicals - 0.3%
425,000	Alpek S.A.B. de C.V. 4.25%, 09/18/2029(2)	458,363
200,000	Chemours Co. 5.38%, 05/15/2027(7)	215,250
885,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	973,236
350,000	LYB International Finance LLC 3.80%, 10/01/2060	362,318
235,000	LYB International Finance LLC 1.25%, 10/01/2025	236,982
160,000	Olin Corp. 5.13%, 09/15/2027	166,000
110,000	Sherwin-Williams Co. 3.30%, 05/15/2050	119,308

		2,531,457

The accompanying notes are an integral part of these financial statements.

39

Hartford Total Return Bond ETF
Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.1% - (continued)
	Commercial Banks - 5.7%
	Bank of America Corp.
$430,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(8)	$455,393
805,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.990% thereafter)(8)	838,317
755,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(8)	830,666
105,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(8)	115,195
2,665,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(8)	3,033,284
860,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(8)	929,530
1,855,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(8)	2,245,520
640,000	Bank of New York Mellon Corp. 2.10%, 10/24/2024	678,284
	BNP Paribas S.A.
405,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(2)(8)	405,848
850,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(2)(8)	888,174
500,000	Capital One Financial Corp. 3.90%, 01/29/2024	545,638
550,000	China Construction Bank Corp. 0.99%, 09/24/2021, 3 mo. USD LIBOR + 0.750%(4)(6)	550,325
	Citigroup, Inc.
315,000	2.88%, 07/24/2023, (2.88% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.950% thereafter)(8)	326,130
1,705,000	3.20%, 10/21/2026	1,879,018
750,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(8)	811,324
290,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(8)	334,810
595,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. USD SOFR + 3.914% thereafter)(8)	706,834
250,000	Credit Suisse AG 0.53%, 02/04/2022, 3 mo. USD SOFR + 0.450%(4)	250,763
1,225,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(6)(8)(9)	1,339,832
390,000	Credit Suisse Group Funding Guernsey Ltd. 2.51%, 04/16/2021, 3 mo. USD LIBOR + 2.290%(4)	391,825
	Danske Bank A/S
510,000	5.00%, 01/12/2022(2)	531,014
530,000	5.38%, 01/12/2024(2)	596,612
515,000	Fifth Third Bancorp 2.38%, 01/28/2025	545,101
	Goldman Sachs Group, Inc.
380,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(8)	380,410
100,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(8)	103,536

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.1% - (continued)
	Commercial Banks - 5.7% - (continued)
$2,355,000	3.50%, 11/16/2026	$2,619,116
260,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(8)	297,520
140,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(8)	165,577
345,000	6.75%, 10/01/2037	509,940
	HSBC Holdings plc
890,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	900,599
245,000	1.87%, 05/25/2021, 3 mo. USD LIBOR + 1.660%(4)	246,228
695,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(8)	814,151
	Industrial & Commercial Bank of China Ltd.
250,000	0.96%, 05/21/2021, 3 mo. USD LIBOR + 0.750%(4)(6)	250,053
200,000	0.98%, 04/16/2021, 3 mo. USD LIBOR + 0.750%(4)(6)	200,038
	JP Morgan Chase & Co.
835,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(8)	892,327
520,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	560,744
260,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(8)	275,746
230,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(8)	247,740
15,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(8)	16,831
1,100,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	1,255,752
2,390,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(8)	2,579,760
935,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(8)	1,062,854
435,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(8)	502,439
	Morgan Stanley
1,510,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(8)	1,486,700
860,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(8)	856,670
1,015,000	2.50%, 04/21/2021	1,020,121
1,260,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(8)	1,337,624
2,145,000	3.13%, 07/27/2026	2,375,299
75,000	4.00%, 07/23/2025	85,005
375,000	5.00%, 11/24/2025	442,635
775,000	PNC Financial Services Group, Inc. 2.20%, 11/01/2024	822,032

The accompanying notes are an integral part of these financial statements.

40

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.1% - (continued)
	Commercial Banks - 5.7% - (continued)
$470,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	$485,288
	State Street Corp.
675,000	2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(8)	719,662
320,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(8)	346,631
	UBS Group AG
680,000	2.65%, 02/01/2022(2)	696,152
1,125,000	7.00%, 02/19/2025, (7.00% fixed rate until 02/19/2025; 5 year USD Swap + 4.866% thereafter)(6)(8)(9)	1,279,665
650,000	UniCredit S.p.A. 6.57%, 01/14/2022(2)	683,860
	Wells Fargo & Co.
1,710,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(8)	1,806,071
865,000	3.00%, 04/22/2026	944,148
140,000	3.00%, 10/23/2026	153,986
1,570,000	3.07%, 01/24/2023	1,612,132
385,000	3.75%, 01/24/2024	418,698
230,000	4.75%, 12/07/2046	290,788
260,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD LIBOR + 4.240% thereafter)(8)	356,898

		51,330,863

	Commercial Services - 1.1%
	Ashtead Capital, Inc.
1,400,000	4.38%, 08/15/2027(2)	1,475,250
200,000	5.25%, 08/01/2026(2)	211,166
	Equifax, Inc.
352,000	2.60%, 12/15/2025	377,491
110,000	3.10%, 05/15/2030	120,134
	Gartner, Inc.
635,000	3.75%, 10/01/2030(2)	654,844
619,000	4.50%, 07/01/2028(2)	652,859
	Global Payments, Inc.
550,000	2.90%, 05/15/2030	588,083
190,000	3.20%, 08/15/2029	207,514
	Howard University , (Assured Guaranty Municipal Cor Insured)
100,000	2.39%, 10/01/2027	102,391
100,000	2.70%, 10/01/2029	103,671
325,000	2.80%, 10/01/2030	339,691
105,000	2.90%, 10/01/2031	111,151
265,000	3.48%, 10/01/2041	271,262
1,330,000	IHS Markit Ltd. 4.13%, 08/01/2023	1,438,927
	Service Corp. International
1,795,000	3.38%, 08/15/2030	1,821,925
1,381,000	5.13%, 06/01/2029	1,519,942
380,000	United Rentals North America, Inc. 5.88%, 09/15/2026	400,406

		10,396,707

	Construction Materials - 0.3%
	Carrier Global Corp.
485,000	2.70%, 02/15/2031	512,293
240,000	2.72%, 02/15/2030	253,635
	Standard Industries, Inc.
330,000	3.38%, 01/15/2031(2)	325,875
1,065,000	4.38%, 07/15/2030(2)	1,130,231
155,000	4.75%, 01/15/2028(2)	163,378

		2,385,412

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.1% - (continued)
	Diversified Financial Services - 0.4%
605,000	GE Capital Funding LLC 4.40%, 05/15/2030(2)	$699,067
400,000	GE Capital International Funding Co. 4.42%, 11/15/2035	467,636
150,000	Mastercard, Inc. 3.35%, 03/26/2030	171,946
	Navient Corp.
80,000	6.13%, 03/25/2024	85,200
380,000	7.25%, 01/25/2022	393,427
1,285,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(2)	1,351,563

		3,168,839

	Electric - 2.7%
470,000	AES Corp. 3.30%, 07/15/2025(2)	510,993
285,000	Alabama Power Co. 4.15%, 08/15/2044	347,803
40,000	Appalachian Power Co. 6.38%, 04/01/2036	55,973
	Berkshire Hathaway Energy Co.
360,000	1.65%, 05/15/2031(2)	355,189
495,000	3.25%, 04/15/2028	561,589
75,000	4.25%, 10/15/2050(2)	93,202
290,000	Centrais Eletricas Brasileiras S.A. 3.63%, 02/04/2025(2)	296,090
	Cleco Corporate Holdings LLC
355,000	3.38%, 09/15/2029	370,404
156,000	3.74%, 05/01/2026	173,508
20,000	4.97%, 05/01/2046	23,303
	Commonwealth Edison Co.
420,000	3.65%, 06/15/2046	485,054
35,000	4.00%, 03/01/2048	42,768
115,000	Connecticut Light & Power Co. 4.00%, 04/01/2048	143,707
95,000	Dominion Energy South Carolina, Inc. 5.10%, 06/01/2065	144,652
960,000	Dominion Energy, Inc. 3.38%, 04/01/2030	1,073,725
710,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	872,108
355,000	Duke Energy Corp. 2.65%, 09/01/2026	383,438
385,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	415,423
195,000	Evergy Metro, Inc. 2.25%, 06/01/2030	204,946
	Evergy, Inc.
315,000	2.45%, 09/15/2024	333,130
620,000	2.90%, 09/15/2029	668,796
1,060,000	Exelon Corp. 3.95%, 06/15/2025	1,191,194
520,000	FirstEnergy Corp. 2.25%, 09/01/2030	495,000
85,000	Florida Power & Light Co. 3.99%, 03/01/2049	106,914
	Georgia Power Co.
910,000	2.10%, 07/30/2023	948,423
510,000	4.30%, 03/15/2042	620,033
	IPALCO Enterprises, Inc.
460,000	3.70%, 09/01/2024	501,213
1,745,000	4.25%, 05/01/2030(2)	1,989,341
	ITC Holdings Corp.
640,000	2.95%, 05/14/2030(2)	694,748
30,000	3.25%, 06/30/2026	33,207
	MidAmerican Energy Co.
155,000	3.15%, 04/15/2050	170,123
120,000	3.65%, 08/01/2048	140,820
145,000	National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028	165,083
1,055,000	NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	1,087,928
155,000	NextEra Energy Operating Partners L.P. 3.88%, 10/15/2026(2)	164,963
	NRG Energy, Inc.
560,000	2.00%, 12/02/2025(2)	580,882
560,000	2.45%, 12/02/2027(2)	584,147
160,000	Oglethorpe Power Corp. 3.75%, 08/01/2050(2)	167,938
	Oncor Electric Delivery Co. LLC
110,000	3.10%, 09/15/2049	121,110
145,000	5.75%, 03/15/2029	188,977

The accompanying notes are an integral part of these financial statements.

41

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.1% - (continued)
	Electric - 2.7% - (continued)
	PacifiCorp
$101,000	4.13%, 01/15/2049	$124,113
110,000	4.15%, 02/15/2050	137,186
250,000	Public Service Electric & Gas Co. 3.80%, 03/01/2046	299,716
	Public Service Enterprise Group, Inc.
265,000	1.60%, 08/15/2030	257,163
525,000	2.88%, 06/15/2024	562,939
	Puget Energy, Inc.
600,000	3.65%, 05/15/2025	661,436
600,000	4.10%, 06/15/2030	678,875
70,000	Sempra Energy 4.00%, 02/01/2048	79,823
	Southern California Edison Co.
605,000	2.25%, 06/01/2030	619,280
530,000	2.85%, 08/01/2029	568,195
250,000	3.65%, 02/01/2050	268,196
179,000	4.00%, 04/01/2047	199,582
96,000	4.13%, 03/01/2048	109,338
	Southern Co.
115,000	2.95%, 07/01/2023	121,343
515,000	3.25%, 07/01/2026	572,432
995,000	3.70%, 04/30/2030	1,130,017
20,000	4.40%, 07/01/2046	24,061
120,000	Union Electric Co. 4.00%, 04/01/2048	145,785

		24,067,325

	Energy - Alternate Sources - 0.1%
470,000	FS Luxembourg Sarl 10.00%, 12/15/2025(2)	501,311

	Engineering & Construction - 0.1%
1,147,336	International Airport Finance S.A. 12.00%, 03/15/2033(2)	1,112,916

	Entertainment - 0.1%
335,000	GLP Capital L.P. / GLP Financing II, Inc. 5.30%, 01/15/2029	392,336
135,000	WMG Acquisition Corp. 3.88%, 07/15/2030(2)	137,700

		530,036

	Environmental Control - 0.3%
	Clean Harbors, Inc.
2,056,000	4.88%, 07/15/2027(2)	2,164,701
45,000	5.13%, 07/15/2029(2)	48,825
185,000	Waste Management, Inc. 2.50%, 11/15/2050	172,739

		2,386,265

	Food - 0.6%
	Conagra Brands, Inc.
710,000	1.38%, 11/01/2027	708,953
40,000	4.30%, 05/01/2024	44,516
395,000	4.60%, 11/01/2025	459,123
510,000	4.85%, 11/01/2028	623,484
65,000	5.40%, 11/01/2048	89,788
400,000	Kellogg Co. 3.40%, 11/15/2027	451,862
	Kraft Heinz Foods Co.
25,000	3.75%, 04/01/2030	26,805
50,000	4.25%, 03/01/2031	56,175
495,000	MARB BondCo plc 3.95%, 01/29/2031(2)	492,525
1,220,000	Minerva Luxembourg S.A. 6.50%, 09/20/2026(6)	1,284,050
835,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(2)	896,790
155,000	Post Holdings, Inc. 5.63%, 01/15/2028(2)	164,494
295,000	Sysco Corp. 5.95%, 04/01/2030	380,691
150,000	TreeHouse Foods, Inc. 4.00%, 09/01/2028	151,500

		5,830,756

	Food Service - 0.0%
140,000	Aramark Services, Inc. 5.00%, 02/01/2028(2)	145,950

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.1% - (continued)
	Forest Products & Paper - 0.2%
$1,930,000	Suzano Austria GmbH 5.00%, 01/15/2030	$2,181,884

	Gas - 0.4%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
85,000	5.63%, 05/20/2024	93,518
260,000	5.88%, 08/20/2026	298,344
695,000	Dominion Energy Gas Holdings LLC 2.50%, 11/15/2024	739,768
	NiSource, Inc.
560,000	3.49%, 05/15/2027	630,694
865,000	3.60%, 05/01/2030	980,152
	Sempra Energy
525,000	3.40%, 02/01/2028	587,881
220,000	3.80%, 02/01/2038	250,783

		3,581,140

	Healthcare - Products - 0.5%
	Alcon Finance Corp.
506,000	2.75%, 09/23/2026(2)	552,755
360,000	3.00%, 09/23/2029(2)	390,318
300,000	Baxter International, Inc. 3.95%, 04/01/2030(2)	351,260
975,000	Becton Dickinson and Co. 3.36%, 06/06/2024	1,058,390
	Boston Scientific Corp.
390,000	1.90%, 06/01/2025	406,689
1,105,000	3.75%, 03/01/2026	1,247,362
300,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(2)	311,625
185,000	Teleflex, Inc. 4.25%, 06/01/2028(2)	194,444

		4,512,843

	Healthcare - Services - 0.7%
680,000	Anthem, Inc. 2.25%, 05/15/2030	700,946
	Centene Corp.
315,000	4.25%, 12/15/2027	333,234
1,940,000	4.63%, 12/15/2029	2,150,888
105,000	CommonSpirit Health 3.35%, 10/01/2029	116,188
240,000	HCA, Inc. 3.50%, 09/01/2030	248,802
1,950,000	Rede D’or Finance S.a.r.l. 4.50%, 01/22/2030(2)	1,992,939
325,000	Sutter Health 3.36%, 08/15/2050	351,568
	UnitedHealth Group, Inc.
180,000	2.38%, 08/15/2024	191,508
200,000	3.50%, 08/15/2039	227,020
166,000	3.75%, 10/15/2047	197,238

		6,510,331

	Home Builders - 0.3%
1,780,000	PulteGroup, Inc. 5.50%, 03/01/2026	2,122,828
155,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.63%, 03/01/2024(2)	168,175
435,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	490,463

		2,781,466

	Insurance - 1.0%
1,430,000	American International Group, Inc. 2.50%, 06/30/2025	1,524,533
490,000	Aon Corp. 2.20%, 11/15/2022	506,285
1,730,000	Brighthouse Financial, Inc. 5.63%, 05/15/2030	2,116,803
110,000	Genworth Holdings, Inc. 4.90%, 08/15/2023	103,400
	Marsh & McLennan Cos., Inc.
420,000	3.88%, 03/15/2024	462,397
350,000	4.38%, 03/15/2029	419,707
260,000	4.75%, 03/15/2039	337,014
64,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(2)	68,644
155,000	MGIC Investment Corp. 5.25%, 08/15/2028	165,850
870,000	New York Life Global Funding 2.00%, 01/22/2025(2)	914,828
80,000	New York Life Insurance Co. 3.75%, 05/15/2050(2)	92,267
425,000	Progressive Corp. 3.20%, 03/26/2030	482,286

The accompanying notes are an integral part of these financial statements.

42

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 32.1% - (continued)
		Insurance - 1.0% - (continued)
		Unum Group
	$190,000	4.00%, 06/15/2029	$211,155
	445,000	4.50%, 03/15/2025	505,729
	385,000	4.50%, 12/15/2049	414,058
	10,000	Voya Financial, Inc. 4.80%, 06/15/2046	12,490
		Willis North America, Inc.
	230,000	2.95%, 09/15/2029	247,886
	275,000	3.60%, 05/15/2024	300,067
	480,000	4.50%, 09/15/2028	569,342

			9,454,741

		Internet - 0.5%
		Alibaba Group Holding Ltd.
	500,000	3.40%, 12/06/2027	554,834
	245,000	4.20%, 12/06/2047	288,396
	630,000	Amazon.com, Inc. 3.88%, 08/22/2037	765,312
	1,455,000	NortonLifeLock, Inc. 5.00%, 04/15/2025(2)	1,480,899
		Tencent Holdings Ltd.
	635,000	2.39%, 06/03/2030(2)	640,727
	620,000	3.60%, 01/19/2028(2)	678,534
	200,000	3.98%, 04/11/2029(2)	224,894

			4,633,596

		Iron/Steel - 0.2%
	200,000	Commercial Metals Co. 5.38%, 07/15/2027	211,500
		Metinvest B.V.
EUR	440,000	5.63%, 06/17/2025(2)	551,886
	$200,000	7.75%, 10/17/2029(2)	215,024
	1,010,000	Vale Overseas Ltd. 3.75%, 07/08/2030	1,107,061

			2,085,471

		IT Services - 0.8%
		Apple, Inc.
	1,090,000	2.20%, 09/11/2029	1,151,431
	895,000	3.35%, 02/09/2027	1,010,268
	190,000	3.45%, 02/09/2045	216,423
	1,927,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(2)	1,979,992
		HP, Inc.
	375,000	2.20%, 06/17/2025	393,812
	375,000	3.00%, 06/17/2027	410,838
		IBM Corp.
	795,000	3.50%, 05/15/2029	903,526
	100,000	4.25%, 05/15/2049	123,715
		International Business Machines Corp.
	765,000	1.95%, 05/15/2030	776,759
	280,000	2.95%, 05/15/2050	282,038
	380,000	Leidos, Inc. 3.63%, 05/15/2025(2)	421,865

			7,670,667

		Lodging - 0.1%
	150,000	Hilton Domestic Operating Co., Inc. 5.13%, 05/01/2026	155,505
	285,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	302,883

			458,388

		Machinery - Diversified - 0.2%
	1,285,000	Otis Worldwide Corp. 2.57%, 02/15/2030	1,356,616

		Media - 1.9%
		CCO Holdings LLC / CCO Holdings Capital Corp.
	675,000	4.25%, 02/01/2031(2)	693,562
	80,000	5.00%, 02/01/2028(2)	84,040
	475,000	5.13%, 05/01/2027(2)	498,664
		Charter Communications Operating LLC / Charter Communications Operating Capital
	625,000	2.30%, 02/01/2032	607,459
	500,000	3.70%, 04/01/2051	491,201
	445,000	4.80%, 03/01/2050	505,003

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.1% - (continued)
	Media - 1.9% - (continued)
$410,000	5.05%, 03/30/2029	$490,514
915,000	5.38%, 05/01/2047	1,109,362
475,000	5.75%, 04/01/2048	606,101
1,170,000	6.48%, 10/23/2045	1,598,145
	Comcast Corp.
305,000	3.20%, 07/15/2036	335,468
330,000	3.25%, 11/01/2039	359,122
105,000	3.40%, 07/15/2046	114,794
1,040,000	3.75%, 04/01/2040	1,204,683
180,000	4.05%, 11/01/2052	218,526
425,000	4.60%, 10/15/2038	538,082
90,000	4.65%, 07/15/2042	116,520
45,000	4.70%, 10/15/2048	59,562
70,000	4.75%, 03/01/2044	92,106
70,000	4.95%, 10/15/2058	99,191
803,000	Cox Communications, Inc. 3.15%, 08/15/2024(2)	867,750
	CSC Holdings LLC
1,655,000	3.38%, 02/15/2031(2)	1,615,032
440,000	4.13%, 12/01/2030(2)	450,120
	Discovery Communications LLC
265,000	3.95%, 06/15/2025	296,302
420,000	3.95%, 03/20/2028	478,225
112,000	5.30%, 05/15/2049	143,621
870,000	6.35%, 06/01/2040	1,229,629
	DISH DBS Corp.
230,000	5.88%, 07/15/2022	239,513
60,000	6.75%, 06/01/2021	60,918
150,000	Sirius XM Radio, Inc. 4.13%, 07/01/2030(2)	154,678
	TEGNA, Inc.
160,000	4.63%, 03/15/2028(2)	162,200
32,000	5.50%, 09/15/2024(2)	32,560
185,000	Time Warner Cable LLC 6.55%, 05/01/2037	253,021
200,000	Vertical U.S Newco, Inc. 5.25%, 07/15/2027(2)	210,000
860,000	ViacomCBS, Inc. 4.38%, 03/15/2043	995,217
	Videotron Ltd.
80,000	5.13%, 04/15/2027(2)	84,648
200,000	5.38%, 06/15/2024(2)	219,500

		17,315,039

	Mining - 0.2%
	Anglo American Capital plc
455,000	2.63%, 09/10/2030(2)	466,483
745,000	4.75%, 04/10/2027(2)	882,901
515,000	5.63%, 04/01/2030(2)	648,858
120,000	Kaiser Aluminum Corp. 4.63%, 03/01/2028(2)	123,783

		2,122,025

	Miscellaneous Manufacturing - 0.1%
370,000	General Electric Co. 3.63%, 05/01/2030	410,401
280,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	280,408
120,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	154,394

		845,203

	Office/Business Equipment - 0.2%
	CDW LLC / CDW Finance Corp.
1,492,000	3.25%, 02/15/2029	1,501,594
120,000	4.25%, 04/01/2028	125,100
195,000	Xerox Holdings Corp. 5.50%, 08/15/2028(2)	201,035

		1,827,729

	Oil & Gas - 0.9%
	Apache Corp.
25,000	4.25%, 01/15/2030	24,688
130,000	4.88%, 11/15/2027	133,575

The accompanying notes are an integral part of these financial statements.

43

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.1% - (continued)
	Oil & Gas - 0.9% - (continued)
$125,000	BP Capital Markets America, Inc. 3.63%, 04/06/2030	$141,856
	Continental Resources, Inc.
40,000	4.38%, 01/15/2028	41,000
110,000	5.75%, 01/15/2031(2)	119,053
	Equinor ASA
740,000	1.75%, 01/22/2026	770,821
450,000	3.63%, 04/06/2040	514,963
255,000	3.70%, 04/06/2050	291,942
675,000	Exxon Mobil Corp. 4.23%, 03/19/2040	813,183
	Hess Corp.
185,000	7.13%, 03/15/2033	243,188
520,000	7.30%, 08/15/2031	678,704
795,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	908,131
	Ovintiv, Inc.
26,000	6.50%, 08/15/2034	31,862
25,000	6.50%, 02/01/2038	29,745
5,000	7.20%, 11/01/2031	6,295
50,000	7.38%, 11/01/2031	63,648
795,000	Pioneer Natural Resources Co. 2.15%, 01/15/2031	785,052
	Saudi Arabian Oil Co.
200,000	1.63%, 11/24/2025(2)	203,644
260,000	2.25%, 11/24/2030(2)	259,333
260,000	2.88%, 04/16/2024(2)	275,222
220,000	SM Energy Co. 6.13%, 11/15/2022	213,400
290,000	Sunoco L.P. / Sunoco Finance Corp. 5.88%, 03/15/2028	307,400
600,000	Tullow Oil plc 7.00%, 03/01/2025(2)	392,010
	Valero Energy Corp.
390,000	2.15%, 09/15/2027	394,188
265,000	4.00%, 04/01/2029	292,857
295,000	4.90%, 03/15/2045	340,853

		8,276,613

	Oil & Gas Services - 0.2%
1,450,000	Borets Finance DAC 6.00%, 09/17/2026(2)	1,512,930
240,000	Halliburton Co. 4.85%, 11/15/2035	277,849

		1,790,779

	Packaging & Containers - 0.4%
400,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(2)	412,500
1,695,000	Ball Corp. 4.00%, 11/15/2023	1,811,531
80,000	Graphic Packaging International LLC 3.50%, 03/01/2029(2)	81,900
370,000	Mondelez International, Inc. 1.50%, 05/04/2025	381,856
	Owens-Brockway Glass Container, Inc.
80,000	5.38%, 01/15/2025(2)	86,000
430,000	5.88%, 08/15/2023(2)	460,100
8,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(2)	8,099

		3,241,986

	Pharmaceuticals - 1.2%
	AbbVie, Inc.
835,000	2.95%, 11/21/2026	916,990
335,000	3.20%, 11/21/2029	370,473
665,000	4.25%, 11/21/2049	801,762
320,000	4.63%, 10/01/2042	394,801
	Bausch Health Cos., Inc.
220,000	5.75%, 08/15/2027(2)	236,775
35,000	7.00%, 01/15/2028(2)	37,877
165,000	Baxalta, Inc. 3.60%, 06/23/2022	171,502
	Bayer U.S. Finance LLC
705,000	4.25%, 12/15/2025(2)	804,630
200,000	4.88%, 06/25/2048(2)	254,467

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.1% - (continued)
	Pharmaceuticals - 1.2% - (continued)
$460,000	Becton Dickinson and Co. 2.82%, 05/20/2030	$496,524
	Bristol-Myers Squibb Co.
1,375,000	0.75%, 11/13/2025	1,377,878
570,000	2.55%, 11/13/2050	550,170
160,000	3.20%, 06/15/2026	178,651
	CVS Health Corp.
790,000	4.13%, 04/01/2040	917,154
465,000	5.05%, 03/25/2048	606,599
15,000	5.13%, 07/20/2045	19,566
850,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	947,499
230,000	Pfizer, Inc. 2.63%, 04/01/2030	250,417
1,120,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	1,068,424
230,000	Upjohn, Inc. 1.65%, 06/22/2025(2)	236,809

		10,638,968

	Pipelines - 1.2%
	Cheniere Energy Partners L.P.
20,000	4.50%, 10/01/2029	21,440
60,000	5.63%, 10/01/2026	62,550
180,000	DCP Midstream Operating L.P. 3.88%, 03/15/2023	184,950
	Energy Transfer Operating L.P.
545,000	5.15%, 02/01/2043	558,642
160,000	5.15%, 03/15/2045	168,345
95,000	5.25%, 04/15/2029	109,488
1,165,000	6.13%, 12/15/2045	1,306,392
	EQM Midstream Partners L.P.
60,000	5.50%, 07/15/2028	62,144
55,000	6.50%, 07/01/2027(2)	59,406
2,235,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(2)	2,256,492
	MPLX L.P.
285,000	1.75%, 03/01/2026	290,455
300,000	4.70%, 04/15/2048	335,745
360,000	5.20%, 03/01/2047	427,135
80,000	5.20%, 12/01/2047	92,916
	ONEOK, Inc.
440,000	5.85%, 01/15/2026	525,025
455,000	6.00%, 06/15/2035	558,043
55,000	7.15%, 01/15/2051	75,044
675,000	Phillips 66 Partners L.P. 4.90%, 10/01/2046	746,647
655,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030(2)	762,183
165,000	Sunoco Logistics Partners Operations L.P. 4.00%, 10/01/2027	181,684
140,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.88%, 02/01/2031(2)	146,650
	TransCanada PipeLines Ltd.
540,000	4.10%, 04/15/2030	626,187
430,000	4.63%, 03/01/2034	516,016
100,000	4.75%, 05/15/2038	122,038
	Western Midstream Operating L.P.
40,000	4.75%, 08/15/2028	42,300
150,000	5.05%, 02/01/2030	165,000
	Williams Cos., Inc.
24,000	4.90%, 01/15/2045	27,738
85,000	5.80%, 11/15/2043	106,229
116,000	6.30%, 04/15/2040	151,518

		10,688,402

	Real Estate Investment Trusts - 0.6%
	American Tower Corp.
1,085,000	1.50%, 01/31/2028	1,078,344
370,000	2.40%, 03/15/2025	390,882
595,000	2.95%, 01/15/2051	573,488
760,000	Brixmor Operating Partnership L.P. 4.05%, 07/01/2030	859,133

The accompanying notes are an integral part of these financial statements.

44

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.1% - (continued)
	Real Estate Investment Trusts - 0.6% - (continued)
	GLP Capital L.P. / GLP Financing II, Inc.
$710,000	4.00%, 01/15/2031	$772,693
430,000	5.75%, 06/01/2028	511,190
675,000	SBA Tower Trust 2.84%, 01/15/2050(2)	723,157
	VEREIT Operating Partnership L.P.
40,000	2.20%, 06/15/2028	40,882
50,000	2.85%, 12/15/2032	51,441
150,000	3.40%, 01/15/2028	164,881
	VICI Properties L.P. / VICI Note Co., Inc.
50,000	3.75%, 02/15/2027(2)	50,750
70,000	4.25%, 12/01/2026(2)	72,405

		5,289,246

	Retail - 0.8%
	1011778 BC ULC / New Red Finance, Inc.
140,000	3.50%, 02/15/2029(2)	139,737
165,000	3.88%, 01/15/2028(2)	167,442
515,000	AutoZone, Inc. 3.63%, 04/15/2025	572,941
1,169,000	FirstCash, Inc. 4.63%, 09/01/2028(2)	1,211,727
825,000	Home Depot, Inc. 3.30%, 04/15/2040	931,032
160,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(2)	168,000
160,000	Lithia Motors, Inc. 4.63%, 12/15/2027(2)	168,800
	Lowe’s Cos., Inc.
1,085,000	1.70%, 10/15/2030	1,065,679
340,000	4.55%, 04/05/2049	437,920
	McDonald’s Corp.
455,000	3.35%, 04/01/2023	482,827
210,000	3.63%, 09/01/2049	236,008
910,000	4.20%, 04/01/2050	1,115,946
5,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	5,213
80,000	United Rentals North America, Inc. 4.88%, 01/15/2028	85,300
343,000	William Carter Co. 5.63%, 03/15/2027(2)	362,294

		7,150,866

	Semiconductors - 1.1%
941,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	1,050,441
	Broadcom, Inc.
255,000	2.60%, 02/15/2033(2)	252,113
70,000	3.75%, 02/15/2051(2)	71,494
2,000	4.25%, 04/15/2026	2,267
2,125,000	5.00%, 04/15/2030	2,530,391
155,000	Entegris, Inc. 4.38%, 04/15/2028(2)	163,525
	Intel Corp.
340,000	3.10%, 02/15/2060	352,238
145,000	4.10%, 05/19/2046	177,214
	Microchip Technology, Inc.
995,000	2.67%, 09/01/2023(2)	1,041,204
45,000	4.25%, 09/01/2025(2)	47,124
635,000	NVIDIA Corp. 3.50%, 04/01/2040	728,158
	NXP B.V. / NXP Funding LLC
262,000	4.63%, 06/01/2023(2)	285,770
968,000	4.88%, 03/01/2024(2)	1,087,223
299,000	5.35%, 03/01/2026(2)	357,303
240,000	5.55%, 12/01/2028(2)	298,738
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
285,000	3.15%, 05/01/2027(2)	313,430
136,000	4.30%, 06/18/2029(2)	158,566
40,000	Qorvo, Inc. 3.38%, 04/01/2031(2)	40,900
	QUALCOMM, Inc.
149,000	4.65%, 05/20/2035	193,952
421,000	4.80%, 05/20/2045	573,221

		9,725,272

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.1% - (continued)
	Software - 1.2%
$1,561,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(2)	$1,579,654
290,000	Fair Isaac Corp. 4.00%, 06/15/2028(2)	299,048
	Fidelity National Information Services, Inc.
346,000	3.75%, 05/21/2029	397,915
155,000	4.25%, 05/15/2028	181,132
	Fiserv, Inc.
980,000	2.25%, 06/01/2027	1,035,196
575,000	3.20%, 07/01/2026	636,892
530,000	IQVIA, Inc. 5.00%, 05/15/2027(2)	558,025
	Microsoft Corp.
27,000	2.68%, 06/01/2060	27,309
475,000	3.70%, 08/08/2046	582,454
133,000	3.95%, 08/08/2056	172,857
	MSCI, Inc.
15,000	3.63%, 09/01/2030(2)	15,919
250,000	3.88%, 02/15/2031(2)	266,905
1,539,000	5.38%, 05/15/2027(2)	1,653,009
330,000	Open Text Corp. 5.88%, 06/01/2026(2)	343,200
	Oracle Corp.
1,505,000	3.85%, 04/01/2060	1,735,598
345,000	4.00%, 11/15/2047	406,107
863,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(2)	914,961
150,000	Western Digital Corp. 4.75%, 02/15/2026	166,312

		10,972,493

	Telecommunications - 2.4%
	AT&T, Inc.
1,290,000	3.50%, 02/01/2061	1,220,661
672,000	3.55%, 09/15/2055(2)	639,376
1,090,000	3.65%, 06/01/2051	1,086,165
326,000	3.65%, 09/15/2059(2)	311,788
598,000	3.80%, 12/01/2057(2)	592,551
185,000	4.50%, 03/09/2048	211,135
	Nokia Oyj
525,000	4.38%, 06/12/2027	579,873
60,000	6.63%, 05/15/2039	78,616
1,330,000	SoftBank Group Corp. 6.00%, 07/19/2023, (6.00% fixed rate until 07/19/2023; 5 year USD ICE Swap + 4.226% thereafter)(6)(8)(9)	1,300,075
300,000	Sprint Corp. 7.13%, 06/15/2024	349,812
740,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(2)	861,397
	T-Mobile USA, Inc.
1,155,000	2.05%, 02/15/2028(2)	1,183,367
395,000	3.30%, 02/15/2051(2)	386,130
1,340,000	3.50%, 04/15/2025(2)	1,468,902
1,030,000	3.88%, 04/15/2030(2)	1,165,301
325,000	4.50%, 04/15/2050(2)	382,980
1,545,000	6.50%, 01/15/2026	1,593,529
160,000	Telecom Italia Capital S.A. 6.00%, 09/30/2034	191,200
900,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(2)	950,310
420,000	Telefonica Emisiones S.A. 5.21%, 03/08/2047	529,816
885,000	VEON Holdings B.V. 3.38%, 11/25/2027(2)	907,568
	Verizon Communications, Inc.
420,000	2.65%, 11/20/2040	408,074
250,000	2.88%, 11/20/2050	239,990
150,000	4.00%, 03/22/2050	172,752
1,210,000	4.50%, 08/10/2033	1,489,621
1,185,000	4.81%, 03/15/2039	1,500,634
315,000	5.01%, 08/21/2054	425,394
270,000	Vmed UK Financing plc 4.25%, 01/31/2031(2)	269,382
545,000	Vodafone Group plc 6.15%, 02/27/2037	765,229

		21,261,628

The accompanying notes are an integral part of these financial statements.

45

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 32.1% - (continued)
		Transportation - 0.3%
		FedEx Corp.
	$240,000	3.30%, 03/15/2027	$267,634
	455,000	4.25%, 05/15/2030	540,356
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	705,000	2.70%, 11/01/2024(2)	752,717
	625,000	4.00%, 07/15/2025(2)	703,173
		Union Pacific Corp.
	860,000	2.97%, 09/16/2062(2)	850,990
	10,000	3.84%, 03/20/2060	11,708

			3,126,578

		Water - 0.1%
		American Water Capital Corp.
	300,000	2.80%, 05/01/2030	327,032
	260,000	4.15%, 06/01/2049	332,045

			659,077

		Total Corporate Bonds (cost $271,329,743)	$290,704,381

FOREIGN GOVERNMENT OBLIGATIONS - 6.7%
		Angola - 0.1%
		Angolan Government International Bond
	580,000	8.00%, 11/26/2029(6)	572,750
	310,000	8.25%, 05/09/2028(6)	309,261

			882,011

		Argentina - 0.0%
		Argentine Republic Government International Bond
	482,972	0.13%, 07/09/2035(5)	165,061
	16,465	1.00%, 07/09/2029	6,833

			171,894

		Australia - 0.1%
AUD	1,580,000	Australia Government Bond 1.75%, 06/21/2051(6)	1,107,134

		Bermuda - 0.0%
	$255,000	Bermuda Government International Bond 2.38%, 08/20/2030(2)	263,925

		Chile - 0.4%
		Chile Government International Bond
EUR	1,820,000	1.25%, 01/22/2051	2,144,784
	$1,130,000	2.55%, 01/27/2032	1,193,314

			3,338,098

		Colombia - 0.2%
	2,040,000	Colombia Government International Bond 3.13%, 04/15/2031	2,107,340

		Dominican Republic - 0.2%
	1,615,000	Dominican Republic International Bond 6.40%, 06/05/2049(2)	1,808,800

		Egypt - 0.1%
		Egypt Government International Bond
	210,000	7.63%, 05/29/2032(2)	232,596
	200,000	8.50%, 01/31/2047(6)	219,752
	200,000	8.88%, 05/29/2050(2)	226,256

			678,604

		Ghana - 0.1%
	440,000	Ghana Government International Bond 6.38%, 02/11/2027(2)	455,400

		Hungary - 0.2%
		Hungary Government International Bond
EUR	960,000	1.63%, 04/28/2032(6)	1,268,449
	$200,000	6.38%, 03/29/2021	201,900

			1,470,349

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.7% - (continued)
		Indonesia - 0.3%
		Indonesia Government International Bond
EUR	2,040,000	1.10%, 03/12/2033	$2,487,690
	100,000	2.15%, 07/18/2024(6)	129,387
	145,000	2.63%, 06/14/2023(6)	186,465

			2,803,542

		Israel - 0.2%
ILS	4,885,000	Israel Government Bond - Fixed 3.75%, 03/31/2047	2,064,215

		Japan - 1.8%
JPY	1,691,750,000	Japan Treasury Discount Bill 0.00%, 03/15/2021	16,160,628

		Macedonia - 0.1%
EUR	985,000	North Macedonia Government International Bond 3.68%, 06/03/2026(2)	1,337,286

		Mexico - 0.6%
		Mexico Government International Bond
	200,000	1.13%, 01/17/2030	239,630
	1,630,000	1.45%, 10/25/2033	1,917,750
	$200,000	3.25%, 04/16/2030	211,650
	305,000	3.75%, 04/19/2071	285,480
	530,000	3.77%, 05/24/2061	510,660
	400,000	4.50%, 04/22/2029	461,204
	1,245,000	4.75%, 04/27/2032	1,450,425

			5,076,799

		Morocco - 0.1%
EUR	1,035,000	Morocco Government International Bond 2.00%, 09/30/2030(6)	1,289,989

		Panama - 0.4%
		Panama Government International Bond
	$1,230,000	2.25%, 09/29/2032	1,240,455
	1,945,000	3.87%, 07/23/2060	2,161,887
	225,000	4.30%, 04/29/2053	269,159

			3,671,501

		Peru - 0.0%
	180,000	Peruvian Government International Bond 2.39%, 01/23/2026	190,350

		Philippines - 0.3%
		Philippine Government International Bond
	220,000	2.46%, 05/05/2030	234,428
	1,875,000	3.70%, 02/02/2042	2,137,875

			2,372,303

		Qatar - 0.3%
		Qatar Government International Bond
	430,000	3.40%, 04/16/2025(2)	472,819
	725,000	3.75%, 04/16/2030(2)	843,610
	800,000	5.10%, 04/23/2048(6)	1,102,952

			2,419,381

		Romania - 0.4%
		Romanian Government International Bond
EUR	1,265,000	2.63%, 12/02/2040(2)	1,601,826
	1,024,000	4.63%, 04/03/2049(6)	1,667,784

			3,269,610

		Saudi Arabia - 0.3%
		Saudi Government International Bond
	$2,079,000	2.25%, 02/02/2033(2)	2,053,927
	915,000	4.50%, 10/26/2046(6)	1,076,498

			3,130,425

The accompanying notes are an integral part of these financial statements.

46

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.7% - (continued)
		Senegal - 0.1%
		Senegal Government International Bond
EUR	440,000	4.75%, 03/13/2028(6)	$566,041
	$590,000	6.25%, 05/23/2033(6)	646,935

			1,212,976

		South Korea - 0.1%
	300,000	Export-Import Bank of Korea 1.23%, 03/17/2021, 3 mo. USD LIBOR + 1.000%(4)(6)	300,300
	200,000	Korea Development Bank 0.77%, 03/12/2021, 3 mo. USD LIBOR + 0.550%(4)	200,085

			500,385

		Supranational - 0.1%
MXN	13,455,000	Inter-American Development Bank 7.25%, 06/10/2021	668,843

		Tunisia - 0.1%
EUR	390,000	Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(2)	445,998

		United Arab Emirates - 0.1%
		Abu Dhabi Government International Bond
	$535,000	2.50%, 04/16/2025(2)	569,775
	620,000	3.88%, 04/16/2050(2)	737,304

			1,307,079

		Total Foreign Government Obligations (cost $58,870,467)	$60,204,865

MUNICIPAL BONDS - 1.9%
		Development - 0.3%
	2,080,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	2,292,742

		Education - 0.1%
		Chicago, IL, Board of Education, GO
	270,000	6.04%, 12/01/2029	323,492
	220,000	6.14%, 12/01/2039	269,749
	380,000	6.32%, 11/01/2029	471,101

			1,064,342

		General - 0.8%
		County of Riverside, CA
	1,625,000	2.86%, 02/15/2026	1,752,465
	1,630,000	3.07%, 02/15/2028	1,777,270
	1,430,000	Florida State Board of Administration Finance Co. 1.26%, 07/01/2025	1,470,698
	1,530,000	Philadelphia, PA, Auth for Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	1,961,399

			6,961,832

		General Obligation - 0.2%
		California State, GO Taxable
	335,000	7.30%, 10/01/2039	545,923
	10,000	7.55%, 04/01/2039	17,340
	60,000	7.63%, 03/01/2040	103,102
	55,000	State of Connecticut, GO 3.00%, 07/01/2021	55,646
		State of Illinois, GO
	719,727	4.95%, 06/01/2023(7)	742,089
	120,000	5.00%, 01/01/2023	125,147
	180,000	5.56%, 02/01/2021	180,000
	250,000	6.88%, 07/01/2025	288,952

			2,058,199

		Transportation - 0.4%
	250,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	282,968
		Metropolitan Transportation Auth, NY, Rev
	700,000	5.00%, 11/15/2050	861,021
	1,940,000	5.18%, 11/15/2049	2,579,288

			3,723,277

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.9% - (continued)
	Utility - Electric - 0.1%
$512,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	$764,949

	Total Municipal Bonds (cost $15,044,720)	$16,865,341

SENIOR FLOATING RATE INTERESTS - 5.6%(10)
	Advertising - 0.0%
281,438	Clear Channel Outdoor Holdings, Inc. 3.71%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	274,137

	Aerospace/Defense - 0.1%
	TransDigm, Inc.
316,912	2.37%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	$311,619
147,004	2.37%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	144,355

		455,974

	Airlines - 0.1%
97,500	JetBlue Airways Corp. 6.25%, 06/17/2024, 1 mo. USD LIBOR + 5.250%	100,648
115,000	Mileage Plus Holdings LLC 6.25%, 06/25/2027, 1 mo. USD LIBOR + 5.250%	122,496
160,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	167,360
148,500	WestJet Airlines Ltd. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	142,337

		532,841

	Auto Manufacturers - 0.0%
97,000	Navistar International Corp. 3.63%, 11/06/2024, 3 mo. USD LIBOR + 3.500%	96,782

	Auto Parts & Equipment - 0.2%
232,219	Adient U.S. LLC 4.39%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	232,219
812,121	Altra Industrial Motion Corp. 2.12%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	810,854
227,866	Clarios Global L.P. 3.62%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	227,511
98,748	Trico Group LLC 8.50%, 02/02/2024, 1 mo. USD LIBOR + 7.500%	100,229
100,000	Truck Hero, Inc. 0.00%, 01/31/2028(11)	100,000

		1,470,813

	Chemicals - 0.2%
962,686	Axalta Coating Systems U.S. Holdings, Inc. 2.00%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	958,671
166,576	CMC Materials, Inc. 2.13%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	166,576
181,317	Element Solutions, Inc. 2.12%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	180,751
98,500	Hexion, Inc. 3.74%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	98,582
100,000	INEOS Styrolution U.S. Holding LLC 0.00%, 01/21/2026(11)	99,500
97,750	LTI Holdings, Inc. 3.62%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	95,225
215,360	Nouryon USA LLC 3.13%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	214,283
99,000	Univar, Inc. 2.12%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	98,489

		1,912,077

	Commercial Services - 0.8%
	AlixPartners LLP
320,000	0.00%, 01/28/2028(11)	319,600
420,353	2.62%, 04/04/2024, 1 mo. USD LIBOR + 2.500%	419,639
112,500	Allied Universal Holdco LLC 4.37%, 07/10/2026, 1 mo. USD LIBOR + 4.250%	112,447

The accompanying notes are an integral part of these financial statements.

47

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.6%(10) - (continued)
		Commercial Services - 0.8% - (continued)
		Amentum Government Services Holdings LLC
	$99,500	3.62%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	$98,629
	100,000	5.50%, 01/29/2027, 1 mo. USD LIBOR + 4.750%	100,250
	198,500	APX Group, Inc. 5.12%, 12/31/2025, 1 mo. USD LIBOR + 4.999%	198,649
	146,241	AVSC Holding Corp. 4.50%, 03/03/2025, 3 mo. USD LIBOR + 3.500%	122,915
EUR	425,000	Biogroup-LCD 0.00%, 01/28/2028(11)	515,904
	$342,965	Blackhawk Network Holdings, Inc. 3.12%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	337,676
	391,960	BrightView Landscapes LLC 2.63%, 08/15/2025, 3 mo. USD LIBOR + 2.500%	391,101
	283,575	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	284,639
	898,500	Dun & Bradstreet Corp. 3.38%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	899,785
	125,000	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	125,235
EUR	115,000	Loire Finco Luxembourg S.a.r.l. 2.75%, 04/21/2027, 3 mo. EURIBOR + 3.750%	137,999
	$247,500	Quikrete Holdings, Inc. 2.62%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	246,852
	1,386,709	Trans Union LLC 1.87%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	1,383,894
		Verisure Holding AB
EUR	285,000	0.00%, 07/20/2026, 3 mo. EURIBOR + 3.500%(11)	346,759
	410,000	3.50%, 01/15/2028	498,383
	100,000	Vertical Midco GmbH 4.25%, 07/30/2027, 3 mo. EURIBOR + 4.250%	122,072
	$206,596	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	206,338

			6,868,766

		Construction Materials - 0.1%
	361,654	Cornerstone Building Brands, Inc. 3.88%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	361,654
	200,000	CP Atlas Buyer, Inc. 5.25%, 11/23/2027, 1 mo. USD LIBOR + 4.500%	200,000

			561,654

		Distribution/Wholesale - 0.2%
	1,516,431	American Builders & Contractors Supply Co., Inc. 2.12%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	1,509,895

		Diversified Financial Services - 0.0%
	284,920	Crown Finance U.S., Inc. 2.77%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	223,386
	98,458	UFC Holdings LLC 3.75%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	98,261
	88,031	Victory Capital Holdings, Inc. 2.74%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	87,847

			409,494

		Electrical Components & Equipment - 0.0%
	100,000	Brookfield WEC Holdings Inc. 3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	99,850

		Energy - Alternate Sources - 0.0%
	293,130	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	286,273

		Engineering & Construction - 0.0%
	247,342	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	244,112

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.6%(10) - (continued)
		Entertainment - 0.0%
	$99,750	Banijay Group U.S. Holding, Inc. 3.88%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	$98,722

		Food - 0.1%
EUR	120,000	Froneri Lux FinCo S.a.r.l. 2.63%, 01/29/2027, 3 mo. EURIBOR + 2.625%	144,604
	$159,200	Froneri U.S., Inc. 2.37%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	158,294
	173,246	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	173,072
		U.S. Foods, Inc.
	224,382	1.87%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	222,087
	123,438	2.12%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	121,432

			819,489

		Food Service - 0.0%
	275,000	Aramark Services, Inc. 1.87%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	272,250

		Gas - 0.0%
	294,750	Messer Industries USA, Inc. 2.75%, 03/01/2026, 3 mo. USD LIBOR + 2.500%	293,931

		Hand/Machine Tools - 0.0%
	174,563	Applecaramel Buyer LLC 4.50%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	175,119

		Healthcare - Products - 0.1%
		Avantor Funding, Inc.
	72,802	3.25%, 11/21/2024, 1 mo. USD LIBOR + 2.250%	72,878
	320,000	3.50%, 11/08/2027, 1 mo. USD LIBOR + 2.500%	320,934
EUR	99,000	Grifols S.A. 2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	120,175
	$194,700	Parexel International Corp. 2.81%, 09/27/2024, 3 mo. USD LIBOR + 2.750%	194,371
	99,500	Surf Holdings LLC 3.73%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	99,351

			807,709

		Healthcare - Services - 0.3%
	205,000	ADMI Corp. 0.00%, 12/23/2027, 1 mo. USD LIBOR(11)	206,435
EUR	185,000	Bio Lam LCD SELAS 4.75%, 04/25/2026, 3 mo. EURIBOR + 4.750%	224,516
	$98,750	Emerald TopCo, Inc. 3.71%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	98,577
	294,000	Envision Healthcare Corp. 3.87%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	249,165
		MED ParentCo L.P.
	90,545	4.37%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	88,961
	22,706	4.37%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	22,309
	312,668	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	312,102
		Pathway Vet Alliance LLC
	7,497	0.00%, 03/31/2027, 1 mo. USD LIBOR(11)	7,493
	91,790	4.12%, 03/31/2027, 1 mo. USD LIBOR + 4.000%	91,733
	260,000	PPD, Inc. 0.00%, 01/13/2028(11)	260,975
	84,590	Syneos Health, Inc. 1.87%, 08/01/2024, 3 mo. USD LIBOR + 1.750%	84,607
	264,600	Universal Health Services, Inc. 1.87%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	264,600
	646,000	Zelis Payments Buyer, Inc. 4.87%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	646,000

			2,557,473

		Household Products - 0.1%
	397,692	Diamond (BC) B.V. 3.12%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	395,902

The accompanying notes are an integral part of these financial statements.

48

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.6%(10) - (continued)
	Household Products - 0.1% - (continued)
$109,403	Reynolds Consumer Products LLC 1.87%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	$109,434
155,000	Weber-Stephen Products LLC 4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	155,349

		660,685

	Insurance - 0.2%
	Asurion LLC
240,000	0.00%, 01/29/2028(11)	241,800
394,141	3.37%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	391,843
285,576	6.62%, 08/04/2025, 3 mo. USD LIBOR + 6.500%	285,576
366,541	Hub International Ltd. 2.97%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	363,122
99,750	Ryan Specialty Group LLC 4.00%, 09/01/2027, 1 mo. USD LIBOR + 3.250%	99,813
	Sedgwick Claims Management Services, Inc.
421,400	3.37%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	418,357
197,000	4.12%, 09/03/2026, 3 mo. USD LIBOR + 4.000%	197,246

		1,997,757

	IT Services - 0.2%
1,236,837	Science Applications International Corp. 2.00%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	1,235,291
259,443	Tempo Acquisition LLC 3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%	258,794

		1,494,085

	Leisure Time - 0.2%
	Caesars Resort Collection LLC
273,333	2.87%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	268,435
109,725	4.62%, 07/21/2025, 1 mo. USD LIBOR + 4.500%	109,588
139,300	Carnival Corp. 8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	143,218
425,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	420,750
100,000	IRB Holding Corp. 0.00%, 12/15/2027(11)	100,250
219,529	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	218,432
171,630	UFC Holdings LLC 3.75%, 04/29/2026, 1 mo. USD LIBOR + 3.000%	171,287

		1,431,960

	Lodging - 0.1%
233,826	Boyd Gaming Corp. 2.34%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	232,972
114,033	Hilton Worldwide Finance LLC 1.88%, 06/22/2026, 3 mo. USD LIBOR + 1.750%	113,130
173,286	Station Casinos LLC 2.50%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	170,430

		516,532

	Machinery - Construction & Mining - 0.0%
	Pro Mach Group, Inc.
30,962	3.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%(12)	32,200
93,568	4.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%	92,399

		124,599

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.6%(10) - (continued)
		Media - 0.4%
EUR	130,000	Adevinta ASA 0.00%, 10/13/2027(11)	$158,398
	$125,000	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	125,313
	380,287	Charter Communications Operating LLC 1.88%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	379,549
	343,888	CSC Holdings LLC 2.63%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	341,956
		E.W. Scripps Co.
	100,000	0.00%, 01/07/2028(11)	99,925
	148,869	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.600%	147,939
	237,900	Gray Television, Inc. 2.64%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	237,305
	475,000	Houghton Mifflin Harcourt Publishers, Inc. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	463,633
	293,955	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 3 mo. USD LIBOR + 3.000%	293,587
	117,500	Newco Financing Partnership 3.63%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	117,471
	142,353	Nexstar Broadcasting, Inc. 2.89%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	142,333
EUR	99,249	Nielsen Finance LLC 3.75%, 06/04/2025, 3 mo. EURIBOR + 3.750%	120,779
	$242,550	Terrier Media Buyer, Inc. 4.37%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	242,368
	117,500	UPC Financing Partnership 3.63%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	117,471
	349,125	Vertical U.S. Newco, Inc. 4.48%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	351,841
EUR	155,000	Virgin Media Bristol LLC 0.00%, 01/31/2029(11)	188,635
	$242,616	Web.com Group, Inc. 3.87%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	241,930
	98,680	William Morris Endeavor Entertainment LLC 2.88%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	91,680
	150,000	Ziggo Financing Partnership 2.63%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	148,999

			4,011,112

		Metal Fabricate/Hardware - 0.0%
	107,759	Rexnord LLC 1.87%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	107,624

		Miscellaneous Manufacturing - 0.2%
	1,425,509	Ingersoll-Rand Services Co. 1.87%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,417,498
	148,867	Momentive Performance Materials USA LLC 3.38%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	147,378
	293,430	USI, Inc. 3.25%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	291,230

			1,856,106

		Oil & Gas - 0.0%
	173,668	NorthRiver Midstream Finance L.P. 3.49%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	173,016

		Oil & Gas Services - 0.0%
	108,349	Lower Cadence Holdings LLC 4.12%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	105,582

		Packaging & Containers - 0.2%
	926,018	Berry Global, Inc. 2.13%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	923,795

The accompanying notes are an integral part of these financial statements.

49

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.6%(10) - (continued)
		Packaging & Containers - 0.2% - (continued)
	$238,925	Flex Acquisition Co., Inc. 4.00%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	$238,813
	155,000	Proampac PG Borrower LLC 5.00%, 11/03/2025, 1 mo. USD LIBOR + 4.000%	155,387
	120,556	Reynolds Group Holdings, Inc. 2.87%, 02/05/2023, 3 mo. USD LIBOR + 2.750%	120,481
	300,000	TricorBraun Holdings, Inc. 0.00%, 02/03/2028(11)	299,250

			1,737,726

		Pharmaceuticals - 0.3%
		Bausch Health Americas, Inc.
	172,500	2.87%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	172,150
	96,324	3.12%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	96,339
	98,250	Catalent Pharma Solutions, Inc. 3.25%, 05/18/2026, 3 mo. USD LIBOR + 2.250%	98,373
	1,655,809	Elanco Animal Health, Inc. 1.89%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	1,650,974
	244,304	Endo International plc 5.00%, 04/29/2024, 3 mo. USD LIBOR + 4.250%	242,166
	510,028	IQVIA, Inc. 1.87%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	509,136
	326,700	Sunshine Luxembourg S.a.r.l. 5.00%, 10/01/2026, 1 mo. USD LIBOR + 4.000%	327,425

			3,096,563

		Real Estate - 0.1%
	196,000	Belron Finance U.S. LLC 2.46%, 11/13/2025, 3 mo. USD LIBOR + 2.500%	195,388
EUR	225,000	Boels Topholding B.V. 4.00%, 02/06/2027, 3 mo. EURIBOR + 4.000%	273,593
	$673,744	KFC Holding Co. 1.88%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	672,268
	230,000	VICI Properties LLC 1.88%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	228,211

			1,369,460

		Retail - 0.4%
	1,501,660	B.C. Unlimited Liability Co. 1.87%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	1,490,083
	263,864	Bass Pro Group LLC 5.75%, 09/25/2024, 3 mo. USD LIBOR + 5.000%	264,051
	366,766	Beacon Roofing Supply, Inc. 2.37%, 01/02/2025, 3 mo. USD LIBOR + 2.250%	365,442
	292,119	Harbor Freight Tools USA, Inc. 4.00%, 10/19/2027, 1 mo. USD LIBOR + 3.250%	292,265
	127,060	IRB Holding Corp. 3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	126,814
		LBM Acquisition LLC
	25,983	0.00%, 12/09/2027(11)(12)	26,009
	116,923	0.00%, 12/17/2027, 1 mo. USD LIBOR(11)	117,040
	200,000	Les Schwab Tire Centers 4.25%, 11/02/2027, 1 mo. USD LIBOR + 3.500%	200,376
	205,166	PetSmart, Inc. 4.50%, 03/11/2022, 1 mo. USD LIBOR +3.500%	204,942
	225,905	Staples, Inc. 5.21%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	220,822

			3,307,844

		Software - 0.7%
	100,000	Athenahealth, Inc. 0.00%, 02/11/2026(11)	100,000
	242,487	CCC Information Services, Inc. 4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	242,878
	211,100	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.250%	211,100

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.6%(10) - (continued)
		Software - 0.7% - (continued)
	$188,575	DCert Buyer, Inc. 4.12%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	$188,811
	119,386	Epicor Software Corp. 4.00%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	119,654
	1,456,384	Go Daddy Operating Co. LLC 1.87%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	1,452,743
	471,488	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	472,964
	34,170	MA FinanceCo. LLC 2.87%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	33,829
	99,750	Navicure, Inc. 4.75%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	99,999
	251,750	Playtika Holding Corp. 7.00%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	253,009
	230,754	Seattle Spinco, Inc. 2.87%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	228,446
	1,385,707	SS&C Technologies, Inc. 1.87%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,377,050
		Ultimate Software Group, Inc.
	197,996	3.87%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	198,368
	144,638	4.00%, 05/04/2026, 1 mo. USD LIBOR + 4.000%	145,154
	1,510,646	WEX, Inc. 2.37%, 05/15/2026, 3 mo. USD LIBOR + 2.250%	1,508,289

			6,632,294

		Telecommunications - 0.2%
	146,591	Altice France S.A. 3.81%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	145,711
	207,900	CenturyLink, Inc. 2.37%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	207,017
	99,750	Consolidated Communications, Inc. 5.75%, 10/02/2027, 1 mo. USD LIBOR + 4.750%	100,418
	145,000	Frontier Communications Corp. 5.75%, 10/08/2021, 1 mo. USD LIBOR + 4.750%	144,864
	100,000	LCPR Loan Financing LLC 5.13%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	100,781
EUR	270,000	Lorca Finco plc 4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%	329,581
	$170,000	Telenet Financing USD LLC 2.13%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	168,513
	166,388	Univision Communications, Inc. 3.75%, 03/15/2024, 3 mo. USD LIBOR + 2.750%	165,824
		Zayo Group Holdings, Inc.
	146,980	3.12%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	145,982
EUR	99,250	3.25%, 03/09/2027, 3 mo. EURIBOR + 3.250%	120,107

			1,628,798

		Textiles - 0.0%
	$245,000	ASP Unifrax Holdings, Inc. 4.00%, 12/12/2025, 3 mo. USD LIBOR + 3.750%	234,587

		Transportation - 0.1%
	140,838	Dynasty Acquisition Co., Inc. 3.75%, 04/06/2026, 1 mo. USD LIBOR + 3.500%	134,993
	388,628	Savage Enterprises LLC 3.13%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	389,196
	75,719	Standard Aero Ltd. 3.75%, 04/06/2026, 1 mo. USD LIBOR + 3.500%	72,577

			596,766

		Total Senior Floating Rate Interests (cost $50,535,043)	$50,830,457

The accompanying notes are an integral part of these financial statements.

50

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.2%
	Mortgage-Backed Agencies - 42.2%
	FHLMC - 3.2%
$3,116,376	0.48%, 01/25/2034(1)(3)	$158,932
1,582,158	0.64%, 10/25/2026(1)(3)	51,395
3,361,174	0.75%, 06/25/2027(1)(3)	144,256
122,522	0.88%, 03/25/2030, 1 mo. USD LIBOR + 0.750%(4)	122,684
1,479,826	0.88%, 11/25/2030(1)(3)	110,917
2,614,611	1.03%, 10/25/2030(1)(3)	224,019
4,282,449	1.12%, 06/25/2030(1)(3)	397,956
3,485,505	1.13%, 01/25/2030(1)(3)	308,222
38,224	1.33%, 10/25/2029, 1 mo. USD LIBOR + 1.200%(4)	38,224
3,328,879	1.43%, 05/25/2030(1)(3)	391,431
1,216,922	1.50%, 01/01/2036	1,247,598
2,083,604	1.57%, 05/25/2030(1)(3)	265,862
521,433	1.75%, 10/15/2042	533,791
504,693	1.93%, 07/25/2030, 1 mo. USD LIBOR + 1.800%(4)	503,143
460,997	1.98%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(2)(4)	460,273
614,849	2.20%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(2)(4)	614,849
1,140,174	2.48%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(2)(4)	1,145,308
181,141	2.58%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(2)(4)	181,992
2,891,376	3.00%, 10/01/2032	3,054,631
7,059	3.00%, 05/15/2041	7,628
180,277	3.00%, 07/01/2047	191,082
298,310	3.00%, 01/01/2048	314,305
1,810,477	3.00%, 08/01/2050	1,906,621
1,235,316	3.50%, 05/15/2034(1)	105,032
1,542,222	3.50%, 10/15/2042	1,631,328
1,340,066	3.50%, 12/01/2046	1,440,250
915,077	3.50%, 01/01/2047	992,983
228,672	3.50%, 03/15/2047	254,371
316,484	3.50%, 06/01/2047	338,373
291,759	3.50%, 12/01/2047	314,689
367,242	3.50%, 01/01/2048	392,085
11,405	3.50%, 03/01/2048	12,175
611,439	3.50%, 12/01/2048	649,965
842,702	4.00%, 05/01/2038	908,307
889,301	4.00%, 05/25/2040(1)	107,111
278,408	4.00%, 11/15/2040	314,217
19,008	4.00%, 01/01/2042	21,031
251,364	4.00%, 03/01/2042	281,107
8,581	4.00%, 04/01/2042	9,421
30,596	4.00%, 06/01/2042	33,707
540,920	4.00%, 11/01/2047	583,232
916,126	4.00%, 12/01/2047	1,004,696
902,112	4.38%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(4)	907,738
791,322	5.00%, 09/01/2031	874,311
346,301	5.00%, 07/01/2035	402,386
177,241	5.00%, 09/01/2035	206,006
19,733	5.00%, 10/01/2035	22,899
18,598	5.00%, 11/01/2035	21,624
149,397	5.00%, 12/01/2035	173,437
8,283	5.00%, 06/01/2036	9,623
161,516	5.00%, 11/01/2036	187,525
130,442	5.00%, 12/01/2036	151,392
150,046	5.00%, 02/01/2037	174,204
75,215	5.00%, 02/01/2038	87,348
111,463	5.00%, 02/01/2039	129,397
269,249	5.00%, 02/15/2048(1)	50,186

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.2% - (continued)
	Mortgage-Backed Agencies - 42.2% - (continued)
	FHLMC - 3.2% - (continued)
$132,621	5.00%, 09/01/2048	$147,015
100,359	5.00%, 10/01/2048	110,907
99,627	5.00%, 12/01/2048	110,065
78,479	5.00%, 02/01/2049	86,718
449,784	5.28%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(4)	467,037
17,879	5.50%, 02/01/2029	19,931
19,265	5.50%, 03/01/2035	22,528
18,991	5.50%, 12/01/2038	21,184
768,136	5.50%, 05/15/2040(1)	171,773
711,159	5.50%, 06/15/2046(1)	146,901
654,106	5.50%, 10/15/2046(1)	136,398
993,389	5.50%, 02/01/2049	1,108,712
128,381	5.50%, 03/01/2049	143,180
633,872	5.68%, 07/25/2028, 1 mo. USD LIBOR + 5.550%(4)	664,746

		28,524,370

	FNMA - 5.4%
302,573	0.00%, 06/25/2041(13)(14)	289,488
2,627,410	0.33%, 01/25/2030(1)(3)	56,208
6,817,203	1.21%, 06/25/2034(1)(3)	684,721
3,347,265	1.44%, 05/25/2029(1)(3)	319,315
5,779	2.00%, 09/25/2041	5,957
10,964	2.00%, 12/25/2041	11,338
699,598	2.00%, 03/25/2044	720,886
725,786	2.00%, 05/25/2044	750,136
10,230	2.50%, 12/25/2041	10,562
14,538	2.50%, 03/25/2046	15,253
370,000	2.88%, 11/01/2027	409,254
255,000	3.00%, 07/01/2027	283,754
330,000	3.00%, 12/01/2029	371,461
1,893,687	3.00%, 04/25/2033(1)	131,762
421,726	3.00%, 08/01/2033	445,741
742,195	3.00%, 08/25/2042	781,104
978,862	3.00%, 11/25/2042	1,039,817
15,540	3.00%, 02/25/2043	16,125
116,735	3.00%, 01/25/2046	125,065
1,820,248	3.00%, 02/25/2047	1,925,974
124,439	3.00%, 05/25/2047	128,868
1,004,373	3.00%, 09/25/2047	1,077,665
854,542	3.00%, 08/25/2049	920,894
44,406	3.00%, 12/25/2054	46,672
197,266	3.10%, 02/01/2027	219,319
497,175	3.10%, 12/01/2027	556,285
345,000	3.16%, 08/01/2027	386,969
600,000	3.18%, 02/01/2027	670,662
322,849	3.22%, 07/01/2032	362,524
1,022,707	3.50%, 08/25/2033(1)	117,475
906,502	3.50%, 04/25/2034(1)	62,716
2,457,285	3.50%, 05/01/2037	2,619,495
1,392,011	3.50%, 11/25/2039(1)	149,054
7,136	3.50%, 05/25/2042	7,741
347,606	3.50%, 07/25/2044	364,356
9,073	3.50%, 03/25/2045	9,282
469,317	3.50%, 12/01/2045	505,118
445,387	3.50%, 01/01/2046	479,634
334,499	3.50%, 03/01/2046	360,498
1,422,473	3.50%, 12/01/2046	1,548,850
611,484	3.50%, 05/01/2047	658,048
916,546	3.50%, 09/01/2047	978,839
582,846	3.50%, 12/01/2047	622,434
835,195	3.50%, 01/01/2048	888,169
674,692	3.50%, 02/01/2048	720,751
95,093	3.50%, 02/25/2048	99,833

The accompanying notes are an integral part of these financial statements.

51

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.2% - (continued)
	Mortgage-Backed Agencies - 42.2% - (continued)
	FNMA - 5.4% - (continued)
$174,692	3.50%, 06/01/2048	$185,722
908,457	3.50%, 07/01/2048	977,063
204,584	3.50%, 11/01/2048	216,923
494,274	3.50%, 03/25/2049	533,065
1,075,867	3.50%, 04/25/2049	1,174,242
2,649,142	3.50%, 01/01/2050	2,822,984
1,092,925	3.50%, 05/25/2053	1,155,827
553,811	3.50%, 07/25/2054	582,669
1,199,327	3.50%, 05/01/2056	1,333,098
538,509	3.50%, 05/25/2056	566,239
293,296	3.50%, 10/25/2056	313,766
1,129,444	3.50%, 11/25/2057	1,216,771
1,780,337	3.50%, 05/01/2058	1,977,814
134,850	4.00%, 08/01/2038	147,221
4,385	4.00%, 11/01/2040	4,827
52,689	4.00%, 02/01/2041	57,691
734,029	4.00%, 06/01/2041	803,789
8,932	4.00%, 09/01/2041	9,868
14,763	4.00%, 10/01/2041	16,157
321,517	4.00%, 01/01/2042	355,499
369,366	4.00%, 02/01/2042	412,981
110,579	4.00%, 05/01/2042	120,960
4,024	4.00%, 09/01/2042	4,563
1,826,212	4.00%, 01/01/2043	2,010,433
35,614	4.00%, 10/01/2043	39,155
1,286,724	4.00%, 10/01/2047	1,387,464
687,171	4.00%, 11/01/2047	740,812
1,037,715	4.00%, 01/01/2049	1,112,672
1,630,676	4.00%, 09/01/2049	1,750,713
1,144,684	4.50%, 04/01/2048	1,252,667
643,617	4.50%, 09/25/2048(1)	97,628
483,557	4.50%, 04/01/2049	525,578
1,471,839	4.50%, 01/01/2051	1,654,849
19,517	5.00%, 02/01/2036	22,662
7,350	5.00%, 03/01/2036	8,532
558,988	5.00%, 06/25/2048(1)	101,253
638,094	5.50%, 08/25/2038(1)	129,344
596,886	5.50%, 04/25/2044(1)	111,981
458,930	6.50%, 03/25/2045(1)	118,148

		49,009,702

	GNMA - 10.8%
241,751	1.75%, 09/20/2043	246,943
465,112	2.00%, 01/20/2042	477,464
245,833	2.00%, 06/16/2042	254,361
7,613,000	2.00%, 02/20/2051(15)	7,899,082
7,612,000	2.00%, 03/18/2051(15)	7,884,367
179,533	2.50%, 05/20/2040	184,904
2,125,000	2.50%, 01/20/2051	2,234,711
6,833,000	2.50%, 02/20/2051(15)	7,185,860
6,832,000	2.50%, 03/18/2051(15)	7,171,999
1,074,133	3.00%, 02/20/2047	1,146,141
309,737	3.00%, 10/20/2047	322,725
8,136,509	3.00%, 07/20/2050	8,551,057
8,670,000	3.00%, 02/20/2051(15)	9,087,752
477,184	3.50%, 11/20/2042	519,245
1,227,782	3.50%, 06/20/2046	1,321,315
270,375	3.50%, 07/20/2046	291,084
272,932	3.50%, 10/20/2046	294,155
1,224,302	3.50%, 02/20/2047	1,314,674
345,728	3.50%, 05/20/2047	369,421
363,815	3.50%, 07/20/2047	389,054
272,804	3.50%, 11/20/2047	291,740
339,293	3.50%, 03/20/2048	362,205
9,387,344	3.50%, 03/20/2050	9,950,967
10,775,000	3.50%, 02/20/2051(15)	11,414,766
661,547	3.88%, 08/15/2042	732,207

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.2% - (continued)
	Mortgage-Backed Agencies - 42.2% - (continued)
	GNMA - 10.8% - (continued)
$600,784	4.00%, 09/20/2042(1)	$79,172
399,189	4.00%, 12/20/2044(1)	64,005
1,090,494	4.00%, 08/20/2045	1,197,984
187,384	4.00%, 09/20/2047	202,518
58,056	4.00%, 04/20/2048	62,471
2,867,377	4.00%, 07/20/2048	3,092,215
782,669	4.00%, 06/20/2049	842,497
1,739,000	4.00%, 02/20/2051(15)	1,859,338
1,219,477	4.50%, 06/16/2043(1)	229,295
632,472	4.50%, 05/20/2045(1)	113,782
939,987	4.50%, 08/20/2045(1)	166,723
983,425	4.50%, 12/16/2046(1)	154,348
698,172	4.50%, 05/20/2048(1)	97,218
460,687	4.50%, 06/20/2048(1)	84,987
5,820,000	4.50%, 02/20/2051(15)	6,269,231
514,077	5.00%, 12/20/2043(1)	108,982
1,443,644	5.00%, 07/16/2044(1)	222,552
511,370	5.00%, 11/16/2046(1)	91,778
477,658	5.00%, 06/16/2047(1)	82,156
580,796	5.00%, 11/16/2047(1)	103,021
2,065,000	5.00%, 02/20/2051(15)	2,251,052
426,103	5.50%, 02/20/2044(1)	77,313
343,256	5.50%, 09/15/2045	402,026
470,774	5.50%, 09/20/2045(1)	100,757

		97,853,620

	UMBS - 22.8%
6,935,000	1.50%, 02/18/2036(15)	7,107,021
8,905,000	1.50%, 03/16/2036(15)	9,109,493
2,035,000	1.50%, 02/12/2051(15)	2,042,154
6,575,000	2.00%, 02/18/2036(15)	6,866,509
39,528,000	2.00%, 02/12/2051(15)	40,778,691
45,300,000	2.00%, 03/11/2051(15)	46,651,922
5,000,000	2.50%, 03/16/2036(15)	5,248,054
16,930,000	2.50%, 02/12/2051(15)	17,830,729
2,981,000	3.00%, 02/18/2036(15)	3,149,264
14,665,000	3.00%, 02/12/2051(15)	15,420,878
19,650,000	3.00%, 03/11/2051(15)	20,670,495
6,195,000	3.50%, 02/12/2051(15)	6,586,059
1,200,000	3.50%, 03/11/2051(15)	1,276,453
5,324,000	4.00%, 02/12/2051(15)	5,709,054
7,524,000	4.00%, 03/11/2051(15)	8,075,515
3,840,000	4.50%, 02/12/2051(15)	4,171,200
5,240,000	4.50%, 03/11/2051(15)	5,685,400
120,000	5.00%, 02/12/2051(15)	132,780
120,000	5.00%, 03/11/2051(15)	132,921

		206,644,592

	Total U.S. Government Agencies (cost $379,593,836)	$382,032,284

U.S. GOVERNMENT SECURITIES - 26.6%
	U.S. Treasury Securities - 26.6%
	U.S. Treasury Bonds - 12.5%
$1,065,853	1.00%, 02/15/2048(16)	$1,458,498
7,420,000	1.25%, 05/15/2050	6,392,794
6,780,000	1.38%, 11/15/2040	6,444,178
2,530,000	1.38%, 08/15/2050	2,252,095
1,695,000	2.25%, 08/15/2049	1,853,178
3,145,000	2.88%, 08/15/2045	3,839,111
2,525,000	3.00%, 11/15/2045	3,151,516
700,000	3.00%, 02/15/2047	876,859
1,395,000	3.00%, 02/15/2048	1,753,123
2,645,000	3.13%, 08/15/2044	3,352,744
1,390,000	3.13%, 05/15/2048	1,786,259
6,010,000	3.38%, 05/15/2044	7,906,671
7,675,000	3.63%, 08/15/2043	10,441,598

The accompanying notes are an integral part of these financial statements.

52

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 26.6% - (continued)
	U.S. Treasury Securities - 26.6% - (continued)
	U.S. Treasury Bonds - 12.5% - (continued)
$23,825,000	3.63%, 02/15/2044(17)	$32,478,314
8,268,000	3.75%, 11/15/2043	11,460,223
13,080,000	6.50%, 11/15/2026	17,502,675

		112,949,836

	U.S. Treasury Notes - 14.1%
19,080,000	0.13%, 10/31/2022	19,082,236
23,435,000	0.13%, 10/15/2023	23,410,283
558,245	0.13%, 07/15/2030(16)	627,291
7,730,000	0.25%, 05/31/2025	7,695,879
3,388,140	0.38%, 01/15/2027(16)	3,810,422
195,177	0.50%, 01/15/2028(16)	222,926
3,137,777	0.63%, 01/15/2026(16)	3,527,915
22,330,000	0.63%, 05/15/2030	21,489,136
17,405,000	0.63%, 08/15/2030	16,697,922
715,337	0.75%, 07/15/2028(16)	838,276
3,942,122	0.88%, 01/15/2029(16)	4,655,502
9,585,000	0.88%, 11/15/2030	9,391,802
806,653	1.00%, 02/15/2049(16)	1,111,458
13,335,000	2.75%, 06/30/2025	$14,727,883

		127,288,931

	Total U.S. Government Securities (cost $231,665,462)	$240,238,767

COMMON STOCKS - 0.0%
	Energy - 0.0%
934	Foresight Energy LLC(18)(19)	7,546

	Total Common Stocks (cost $8,444)	$7,546

	Total Long-Term Investments (cost $1,120,277,982)	$1,156,206,216

SHORT-TERM INVESTMENTS - 2.6%
	Repurchase Agreements - 2.5%
22,105,013	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $22,105,050; collateralized by U.S. Treasury Bond at 2.875%, maturing 11/15/2046, U.S. Treasury Bond at 3.000%, maturing 05/15/2047, with a market value of $22,547,132	22,105,013

	Securities Lending Collateral - 0.1%
646,836	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(20)	646,836
559,825	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(20)	559,825

		1,206,661

	Total Short-Term Investments (cost $23,311,674)	$23,311,674

Total Investments Excluding Purchased Options (cost $1,143,589,656)	130.4%	$1,179,517,890

Total Purchased Options (cost $16,358)	0.0%	$27,304

Total Investments (cost $1,143,606,014)	130.4%	$1,179,545,194
Other Assets & Liabilities	(30.4)%	(274,833,191)

Total Net Assets	100.0%	$904,712,003

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Securities disclosed are interest-only strips.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $158,173,177, representing 17.5% of net assets.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $17,332,641, representing 1.9% of net assets.

(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2021.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(12)

This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2021, the aggregate value of the unfunded commitment was $58,209, which rounds to 0.0% of total net assets.

(13)	Security disclosed is principal-only strips.

(14)	Security is a zero-coupon bond.

(15)	Represents or includes a TBA transaction.

The accompanying notes are an integral part of these financial statements.

53

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

(16)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2021, the market value of securities pledged was $6,482,031.

(18)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At
January 31, 2021, the aggregate fair value of this security was $7,546, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Trustees.

(19)	Investment valued using significant unobservable inputs.

(20)	Current yield as of period end.

OTC Swaption Contracts Outstanding at January 31, 2021
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/18/2022	BOA	0.57%	Pay	08/18/2022	USD	1,136,000	1,136,000	$27,304	$16,358	$10,946

Total purchased OTC swaption contracts								$27,304	$16,358	$10,946

OTC Swaption Contracts Outstanding at January 31, 2021
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
CDX.NA.IG.35.V1	GSC	52.50%	Receive	02/17/2021	USD	(32,085,000)	32,085,000	$(18,768)	$(51,336)	$32,568
CDX.NA.IG.35.V1	GSC	55.00%	Receive	02/17/2021	USD	(32,085,000)	32,085,000	(36,100)	(44,919)	8,819

Total Calls								$(54,868)	$(96,255)	$41,387

Written swaption contracts:
Puts
CDX.NA.IG.35.V1	GSC	52.50%	Receive	02/17/2021	USD	(32,085,000)	32,085,000	$(81,943)	$(40,106)	$(41,837)
CDX.NA.IG.35.V1	GSC	55.00%	Receive	02/17/2021	USD	(32,085,000)	32,085,000	$(60,417)	(39,304)	$(21,113)

Total Puts								$(142,360)	$(79,410)	$(62,950)

Total written OTC swaption contracts								$(197,228)	$(175,665)	$(21,563)

Futures Contracts Outstanding at January 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	60	03/31/2021	$13,258,594	$4,109
U.S. Treasury 5-Year Note Future	156	03/31/2021	19,636,500	(3,997)

Total				$112

Short position contracts:
Euro BUXL 30-Year Bond Future	3	03/08/2021	$806,572	$9,036
Euro-BUND Future	66	03/08/2021	14,212,508	22,571
U.S. Treasury 10-Year Note Future	129	03/22/2021	17,677,031	(25,017)
U.S. Treasury 10-Year Ultra Future	187	03/22/2021	28,765,860	563,580
U.S. Treasury Long Bond Future	254	03/22/2021	42,854,563	1,060,746
U.S. Treasury Ultra Bond Future	31	03/22/2021	6,346,281	186,599

Total				$1,817,515

Total futures contracts				$1,817,627

The accompanying notes are an integral part of these financial statements.

54

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

TBA Sale Commitments Outstanding at January 31, 2021
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
UMBS, 1.50%	$2,800,000	03/11/2051	$(2,806,563)	$13,125
UMBS, 3.50%	6,195,000	02/12/2051	(6,586,059)	(16,836)
UMBS, 3.50%	9,505,000	03/11/2051	(10,110,572)	(22,723)

Total (proceeds receivable $19,476,760)			$(19,503,194)	$(26,434)

At January 31, 2021, the aggregate market value of TBA Sale Commitments represents (2.2)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2021
Reference Entity	Counterparty	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BB.8	GSC	USD	1,312,799	5.00%	10/17/2057	Monthly	$—	$(232,945)	$(461,988)	$(229,043)
CMBX.NA.BBB-.6	MLI	USD	1,035,000	3.00%	05/11/2063	Monthly	—	(63,099)	(268,076)	(204,977)
CMBX.NA.BBB-.6	DEUT	USD	175,000	3.00%	05/11/2063	Monthly	—	(23,884)	(45,326)	(21,442)
CMBX.NA.BBB-.6	MSC	USD	2,775,000	3.00%	05/11/2063	Monthly	—	(365,103)	(718,986)	(353,883)

Total OTC credit default swap contracts							$—	$(685,031)	$(1,494,376)	$(809,345)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2021
Reference Entity	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.35.V1	USD	1,245,000	(5.00%)	12/20/2025	Quarterly	$(103,747)	$(108,593)	$(4,846)

Credit default swaps on indices:
Sell protection:
CDX.EM.34.V1	USD	21,555,000	1.00%	12/20/2025	Quarterly	$(1,342,858)	$(710,575)	$632,283
CDX.NA.IG.35.V1	USD	1,565,000	1.00%	12/20/2025	Quarterly	37,166	34,949	(2,217)

Total						$(1,305,692)	$(675,626)	$630,066

Total centrally cleared credit default swap contracts						$(1,409,439)	$(784,219)	$625,220

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2021
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA	3.Mo. KRW KORIBOR	1.20% Fixed	KRW	2,300,625,000	12/16/2030	Quarterly	$2,529	$—	$(22,476)	$(25,005)
BOA	3.Mo. KRW KORIBOR	1.20% Fixed	KRW	2,331,000,000	12/16/2030	Quarterly	5,625	—	(22,773)	(28,398)
BOA	7 Day CNY Repo Rate	2.75% Fixed	CNY	32,915,000	12/16/2025	Quarterly	—	—	(2,486)	(2,486)

Total OTC interest rate swap contracts							$8,154	$—	$(47,735)	$(55,889)

The accompanying notes are an integral part of these financial statements.

55

Hartford Total Return Bond ETF

Schedule of Investments – (continued)

January 31, 2021 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2021
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	0.27% Fixed	USD	3,475,000	10/08/2023	Semi-Annual	$—	$(655)	$(5,896)	$(5,241)
3 Mo. USD LIBOR	0.57% Fixed	USD	1,075,000	10/08/2027	Semi-Annual	—	(1,110)	13,329	14,439

Total centrally cleared interest rate swap contracts						$—	$(1,765)	$7,433	$9,198

Foreign Currency Contracts Outstanding at January 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
59,000	GBP	78,682	USD	GSC	03/17/2021	$2,358	$—
155,931	USD	204,000	AUD	SSG	03/17/2021	—	(633)
993,962	USD	1,325,000	AUD	BOA	03/17/2021	—	(22,937)
2,807,753	USD	2,307,000	EUR	CBK	02/26/2021	3,497	—
498,168	USD	409,000	EUR	GSC	02/26/2021	1,011	—
891,262	USD	724,000	EUR	GSC	03/17/2021	10,733	—
9,380,082	USD	7,711,000	EUR	BNP	03/17/2021	2,847	(889)
528,327	USD	434,000	EUR	BCLY	03/17/2021	496	—
426,221	USD	352,000	EUR	CBA	03/17/2021	—	(1,882)
2,536,330	USD	2,090,000	EUR	SSG	03/17/2021	—	(5,529)
2,200,013	USD	1,818,000	EUR	WEST	03/17/2021	—	(11,040)
79,012	USD	59,000	GBP	MSC	03/17/2021	—	(2,028)
2,135,819	USD	6,943,000	ILS	BCLY	03/17/2021	14,071	—
16,310,347	USD	1,691,750,000	JPY	JPM	03/15/2021	144,425	—
662,939	USD	13,455,000	MXN	GSC	06/10/2021	7,041	—

Total foreign currency contracts						$186,479	$(44,938)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$115,322,575	$—	$115,322,575	$—
Corporate Bonds	290,704,381	—	290,704,381	—
Foreign Government Obligations	60,204,865	—	60,204,865	—
Municipal Bonds	16,865,341	—	16,865,341	—
Senior Floating Rate Interests	50,830,457	—	50,830,457	—
U.S. Government Agencies	382,032,284	—	382,032,284	—
U.S. Government Securities	240,238,767	—	240,238,767	—
Common Stocks
Energy	7,546	—	—	7,546
Short-Term Investments	23,311,674	1,206,661	22,105,013	—
Purchased Options	27,304	—	27,304	—
Foreign Currency Contracts(2)	186,479	—	186,479	—
Futures Contracts(2)	1,846,641	1,846,641	—	—
Swaps - Credit Default(2)	632,283	—	632,283	—
Swaps - Interest Rate(2)	14,439	—	14,439	—

Total	$1,182,225,036	$3,053,302	$1,179,164,188	$7,546

Liabilities
Foreign Currency Contracts(2)	$(44,938)	$—	$(44,938)	$—
Futures Contracts(2)	(29,014)	(29,014)	—	—
Swaps - Credit Default(2)	(816,408)	—	(816,408)	—
Swaps - Interest Rate(2)	(61,130)	—	(61,130)	—
TBA Sale Commitments	(19,503,194)	—	(19,503,194)	—
Written Options	(197,228)	—	(197,228)	—

Total	$(20,651,912)	$(29,014)	$(20,622,898)	$—

(1)

For the six-month period ended January 31, 2021, investments valued at $8,444 were transferred into Level 3 due to the unavailability of active market pricing and there were no transfers out of Level 3.

(2)

Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments. Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended January 31, 2021 is not presented.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended January 31, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

56

Hartford Active Fixed Income ETFs

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
USD	United States Dollar

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage-Backed North American
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.

Other Abbreviations:
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Corp.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CR	Custody Receipts
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
SCP	State Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration

57

Hartford Active Fixed Income ETFs

Statements of Assets and Liabilities

January 31, 2021 (Unaudited)

	Hartford Core Bond ETF	Hartford Municipal Opportunities ETF	Hartford Schroders Tax-Aware Bond ETF	Hartford Short Duration ETF	Hartford Total Return Bond ETF
Assets:
Investments in securities, at market value(1)	$183,764,444	$138,987,294	$129,785,984	$115,390,590	$1,157,440,181
Repurchase agreements	20,065,917	4,066,711	—	6,493,327	22,105,013
Cash	8,744,088	1,794,041	—	3,771,546	13,347,256
Cash collateral held for securities on loan	—	—	—	—	63,509
Foreign currency	—	—	—	507,260	723,435
Unrealized appreciation on foreign currency contracts	—	—	—	6,249	186,479
Receivables:
Investment securities sold	20,274,895	—	50,300	136,834	239,545,303
Fund shares sold	—	2,102,379	—	—	—
Dividends and interest	714,618	1,130,848	748,512	567,437	5,306,194
Securities lending income	—	—	—	—	1,279
Variation margin on futures contracts	44,107	—	610,082	42,536	427,716
Variation margin on centrally cleared swap contracts	15,340	—	—	—	96,178
Tax reclaims	—	—	—	2,028	—
OTC swap contracts premiums paid	—	—	—	—	8,154

Total assets	233,623,409	148,081,273	131,194,878	126,917,807	1,439,250,697

Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	—	228	44,938
Obligation to return securities lending collateral	—	—	—	—	1,270,170
Unrealized depreciation on OTC swap contracts	—	—	—	—	865,234
TBA sale commitments, at market value	—	—	—	—	19,503,194
Unfunded loan commitments	—	—	—	—	30,962
Payables:
Investment securities purchased	75,232,005	2,779,791	6,622,134	9,216,354	510,360,285
Investment management fees	32,633	34,369	39,542	26,831	213,528
Distributions payable	112,898	201,872	99,203	182,768	1,368,124
Written options	—	—	—	—	197,228
OTC swap contracts premiums received	—	—	—	—	685,031

Total liabilities	75,377,536	3,016,032	6,760,879	9,426,181	534,538,694

Net assets	$158,245,873	$145,065,241	$124,433,999	$117,491,626	$904,712,003

Summary of Net Assets:
Paid-in-capital	$157,753,639	$138,222,256	$120,351,131	$115,305,179	$867,337,706
Distributable earnings	492,234	6,842,985	4,082,868	2,186,447	37,374,297

Net assets	$158,245,873	$145,065,241	$124,433,999	$117,491,626	$904,712,003

Net asset value per share	$41.64	$42.05	$21.83	$41.23	$41.41

Shares issued and outstanding	3,800,000	3,450,000	5,700,000	2,850,000	21,850,000

Cost of investments	$203,670,676	$136,135,837	$126,048,995	$119,240,434	$1,143,606,014
Cost of foreign currency	$—	$—	$—	$507,260	$723,464
Proceeds of TBA sale commitments	$—	$—	$—	$—	$19,476,760
Proceeds of written option contracts	$—	$—	$—	$—	$175,665

(1) Includes Investment in securities on loan, at market value	$—	$—	$—	$—	$1,233,857

The accompanying notes are an integral part of these financial statements.

58

Hartford Active Fixed Income ETFs

Statements of Operations

For the Six-Month Period Ended January 31, 2021 (Unaudited)

	Hartford Core Bond ETF	Hartford Municipal Opportunities ETF	Hartford Schroders Tax-Aware Bond ETF	Hartford Short Duration ETF	Hartford Total Return Bond ETF
Investment Income:
Interest	$879,683	$1,477,168	$840,418	$1,317,917	$9,183,269
Securities lending	—	—	—	102	7,603
Less: Foreign tax withheld	—	—	—	—	(30)

Total investment income, net	879,683	1,477,168	840,418	1,318,019	9,190,842

Expenses:
Investment management fees	189,703	176,282	207,177	139,963	1,127,327

Total expenses, net	189,703	176,282	207,177	139,963	1,127,327

Net Investment Income (Loss)	689,980	1,300,886	633,241	1,178,056	8,063,515

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	586,677	(118,793)	319,902	270,521	4,583,714
Purchased options contracts	—	—	—	—	(5,037)
Futures contracts	64,003	—	132,914	(14,383)	(92,636)
Written options contracts	—	—	—	—	1,120,254
Swap contracts	(16,366)	—	—	—	(500,471)
Foreign currency contracts	—	—	—	(119,851)	(544,559)
Other foreign currency transactions	—	—	—	715	(84,384)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	634,314	(118,793)	452,816	137,002	4,476,881

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(2,790,012)	2,502,458	205,065	626,006	(11,897,430)
Purchased options contracts	—	—	—	—	(26,318)
Futures contracts	367,621	—	241,950	55,723	3,308,562
Written options contracts	—	—	—	—	(99,183)
Swap contracts	25,050	—	—	—	1,457,211
Foreign currency contracts	—	—	—	43,426	272,219
Translation of other assets and liabilities in foreign currencies	—	—	—	4,659	46,823

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(2,397,341)	2,502,458	447,015	729,814	(6,938,116)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(1,763,027)	2,383,665	899,831	866,816	(2,461,235)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,073,047)	$3,684,551	$1,533,072	$2,044,872	$5,602,280

The accompanying notes are an integral part of these financial statements.

59

Hartford Active Fixed Income ETFs

Statements of Changes in Net Assets

	Hartford Core Bond ETF		Hartford Municipal Opportunities ETF
	For the Six-Month Period Ended January 31, 2021 (Unaudited)	For the Period Ended July 31, 2020(1)	For the Six-Month Period Ended January 31, 2021 (Unaudited)	For the Year Ended July 31, 2020
Operations:
Net investment income (loss)	$689,980	$263,169	$1,300,886	$3,507,749
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	634,314	524,275	(118,793)	3,418,866
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(2,397,341)	2,746,179	2,502,458	(2,218,233)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,073,047)	3,533,623	3,684,551	4,708,382

Distributions to Shareholders	(1,701,126)	(267,216)	(4,460,939)	(4,085,404)

Fund Share Transactions:
Sold	33,403,369	134,854,721	39,541,043	68,918,072
Redeemed	(10,596,954)	(40)	—	(103,092,703)
Other Capital	26,400	66,143	9,360	70,014

Net increase (decrease) from capital share transactions	22,832,815	134,920,824	39,550,403	(34,104,617)

Net Increase (Decrease) in Net Assets	20,058,642	138,187,231	38,774,015	(33,481,639)

Net Assets:
Beginning of period	138,187,231	—	106,291,226	139,772,865

End of period	$158,245,873	$138,187,231	$145,065,241	$106,291,226

(1)	Commenced operations on February 19, 2020.

The accompanying notes are an integral part of these financial statements.

60

Hartford Active Fixed Income ETFs

Statements of Changes in Net Assets – (continued)

	Hartford Schroders Tax-Aware Bond ETF		Hartford Short Duration ETF
	For the Six-Month Period Ended January 31, 2021 (Unaudited)	For the Year Ended July 31, 2020	For the Six-Month Period Ended January 31, 2021 (Unaudited)	For the Year Ended July 31, 2020
Operations:
Net investment income (loss)	$633,241	$973,712	$1,178,056	$3,474,548
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	452,816	128,344	137,002	(333,786)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	447,015	2,756,881	729,814	124,288

Net Increase (Decrease) in Net Assets Resulting from Operations	1,533,072	3,858,937	2,044,872	3,265,050

Distributions to Shareholders	(974,971)	(1,312,440)	(1,254,606)	(3,544,221)

Fund Share Transactions:
Sold	47,672,573	59,891,636	41,067,077	20,439,303
Redeemed	—	(13,556,025)	(12,289,358)	(42,222,963)
Other Capital	35,754	55,602	42,066	55,649

Net increase (decrease) from capital share transactions	47,708,327	46,391,213	28,819,785	(21,728,011)

Net Increase (Decrease) in Net Assets	48,266,428	48,937,710	29,610,051	(22,007,182)

Net Assets:
Beginning of period	76,167,571	27,229,861	87,881,575	109,888,757

End of period	$124,433,999	$76,167,571	$117,491,626	$87,881,575

The accompanying notes are an integral part of these financial statements.

61

Hartford Active Fixed Income ETFs

Statements of Changes in Net Assets – (continued)

	Hartford Total Return Bond ETF
	For the Six-Month Period Ended January 31, 2021 (Unaudited)	For the Year Ended July 31, 2020
Operations:
Net investment income (loss)	$8,063,515	$17,569,906
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	4,476,881	22,527,381
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(6,938,116)	22,253,900

Net Increase (Decrease) in Net Assets Resulting from Operations	5,602,280	62,351,187

Distributions to Shareholders	(25,334,262)	(36,786,478)

Fund Share Transactions:
Sold	226,930,224	187,500,806
Redeemed	—	(106,603,304)
Other Capital	204,497	326,139

Net increase (decrease) from capital share transactions	227,134,721	81,223,641

Net Increase (Decrease) in Net Assets	207,402,739	106,788,350

Net Assets:
Beginning of period	697,309,264	590,520,914

End of period	$904,712,003	$697,309,264

The accompanying notes are an integral part of these financial statements.

62

Hartford Active Fixed Income ETFs

Financial Highlights

— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(4)

Hartford Core Bond ETF

For the Six-Month Period Ended January 31, 2021 (Unaudited)
$42.52	$0.22		$(0.55)		$(0.33)	$0.01	$(0.23)	$(0.33)	$(0.56)	$41.64	(0.77	)%(5)	$158,246	0.29	%(6)	0.29	%(6)	1.05	%(6)	18	%(7)

For the Period Ended July 31, 2020(8)
$40.00	$0.21		$2.50		$2.71	$0.05	$(0.24)	$—	$(0.24)	$42.52	6.91	%(5)	$138,187	0.29	%(6)	0.29	%(6)	1.19	%(6)	26	%(9)

Hartford Municipal Opportunities ETF

For the Six-Month Period Ended January 31, 2021 (Unaudited)
$42.52	$0.45		$0.71		$1.16	$—	$(0.43)	$(1.20)	$(1.63)	$42.05	2.84	%(5)	$145,065	0.29	%(6)	0.29	%(6)	2.14	%(6)	15%

For the Year Ended July 31, 2020
$41.72	$1.04	(10)	$0.95	(10)	$1.99	$0.02	$(1.06)	$(0.15)	$(1.21)	$42.52	4.90%		$106,291	0.29%		0.29%		2.49	%(10)	67%

For the Year Ended July 31, 2019
$39.72	$1.07		$1.92		$2.99	$0.02	$(1.01)	$—	$(1.01)	$41.72	7.68%		$139,773	0.29%		0.29%		2.65%		32%

For the Period Ended July 31, 2018(11)
$40.00	$0.54		$(0.37)		$0.17	$0.07	$(0.52)	$—	$(0.52)	$39.72	0.60	%(5)	$11,916	0.34	%(6)	0.34	%(6)	2.18	%(6)	37%

Hartford Schroders Tax-Aware Bond ETF

For the Six-Month Period Ended January 31, 2021 (Unaudited)
$21.76	$0.13		$0.12		$0.25	$0.01	$(0.13)	$(0.06)	$(0.19)	$21.83	1.20	%(5)	$124,434	0.39	%(6)	0.39	%(6)	1.19	%(6)	107%

For the Year Ended July 31, 2020
$20.95	$0.35		$0.91		$1.26	$0.02	$(0.37)	$(0.10)	$(0.47)	$21.76	6.18%		$76,168	0.39%		0.39%		1.67%		165%

For the Year Ended July 31, 2019
$19.98	$0.51		$0.99		$1.50	$—	$(0.53)	$—	$(0.53)	$20.95	7.62%		$27,230	0.39%		0.39%		2.55%		165%

For the Period Ended July 31, 2018(12)
$20.00	$0.11		$(0.06)		$0.05	$0.02	$(0.09)	$—	$(0.09)	$19.98	0.37	%(5)	$20,983	0.39	%(6)	0.39	%(6)	1.93	%(6)	60%

Hartford Short Duration ETF

For the Six-Month Period Ended January 31, 2021 (Unaudited)
$40.88	$0.50		$0.36		$0.86	$0.02	$(0.53)	$—	$(0.53)	$41.23	2.17	%(5)	$117,492	0.29	%(6)	0.29	%(6)	2.44	%(6)	17	%(13)

For the Year Ended July 31, 2020
$40.70	$1.29	(10)	$0.20	(10)	$1.49	$0.02	$(1.33)	$—	$(1.33)	$40.88	3.78%		$87,882	0.29%		0.29%		3.19	%(10)	29	%(15)

For the Year Ended July 31, 2019
$39.97	$1.38		$0.64		$2.02	$0.02	$(1.31)	$—	$(1.31)	$40.70	5.20%		$109,889	0.29%		0.29%		3.45%		28%

For the Period Ended July 31, 2018(16)
$40.00	$0.19		$(0.09)		$0.10	$0.02	$(0.15)	$—	$(0.15)	$39.97	0.31	%(5)	$19,983	0.29	%(6)	0.29	%(6)	2.75	%(6)	1%

Hartford Total Return Bond ETF

For the Six-Month Period Ended January 31, 2021 (Unaudited)
$42.52	$0.43		$(0.13)		$0.30	$0.01	$(0.46)	$(0.96)	$(1.42)	$41.41	0.75	%(5)	$904,712	0.29	%(6)	0.29	%(6)	2.07	%(6)	15	%(17)

For the Year Ended July 31, 2020
$40.87	$1.13	(14)	$2.90	(14)	$4.03	$0.02	$(1.35)	$(1.05)	$(2.40)	$42.52	10.34%		$697,309	0.29%		0.29%		2.76	%(14)	79	%(18)

For the Year Ended July 31, 2019
$38.99	$1.30		$1.77		$3.07	$0.05	$(1.24)	$—	$(1.24)	$40.87	8.14%		$590,521	0.29%		0.29%		3.30%		54%

For the Period Ended July 31, 2018(19)
$40.00	$0.77		$(1.14)		$(0.37)	$0.08	$(0.72)	$—	$(0.72)	$38.99	(0.71	)%(5)	$44,835	0.38	%(6)	0.38	%(6)	2.35	%(6)	46%

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at market price at the end of the distribution day.

(3)	There were no waivers or reimbursements for the periods shown.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

63

Hartford Active Fixed Income ETFs

Financial Highlights – (continued)

(7)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 196%.
(8)	Commenced operations on February 19, 2020.
(9)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 177%.
(10)

FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective August 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended July 31, 2020 was an increase to net investment income per share for less than $0.005, decrease to net realized and unrealized gain (loss) on investments for less than $(0.005) and an increase to ratio of net investment income to average net assets of less than 0.005%. Per share data and ratios for periods prior to July 31, 2020 have not been restated to reflect this change in presentation.

(11)	Commenced operations on December 13, 2017.
(12)	Commenced operations on April 18, 2018.
(13)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 24%.
(14)

FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective August 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended July 31, 2020 was a decrease to net investment income per share for less than $(0.005), increase to net realized and unrealized gain (loss) on investments for less than $0.005 and a decrease to ratio of net investment income to average net assets of (0.01)%. Per share data and ratios for periods prior to July 31, 2020 have not been restated to reflect a change in accounting standard.

(15)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 41%.
(16)	Commenced operations on May 30, 2018.
(17)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 244%.
(18)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 659%.
(19)	Commenced operations on September 27, 2017.

The accompanying notes are an integral part of these financial statements.

64

Hartford Active Fixed Income ETFs

Notes to Financial Statements

January 31, 2021 (Unaudited)

1.	Organization:

Hartford Funds Exchange-Traded Trust (the “Trust”) is an open-end registered management investment company comprised of five operational series as of January 31, 2021. Financial statements for the series of the Trust listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

Hartford Funds Exchange-Traded Trust:

Hartford Core Bond ETF (the “Core Bond ETF”)

Hartford Municipal Opportunities ETF (the “Municipal Opportunities ETF”)

Hartford Schroders Tax-Aware Bond ETF (the “Tax-Aware Bond ETF”)

Hartford Short Duration ETF (the “Short Duration ETF”)

Hartford Total Return Bond ETF (the “Total Return Bond ETF”)

Core Bond ETF commenced operations on February 19, 2020. Municipal Opportunities ETF commenced operations on December 13, 2017. Short Duration ETF commenced operations on May 30, 2018. Tax-Aware Bond ETF commenced operations on April 18, 2018. Total Return Bond ETF commenced operations on September 27, 2017. Each Fund is an actively managed, exchange-traded fund (‘‘ETF’’) that trades on an exchange like other publicly traded securities. Shares of Municipal Opportunities ETF, Tax-Aware Bond ETF and Total Return Bond ETF are listed and traded on NYSE Arca, Inc. (“NYSE Arca”). Shares of Core Bond ETF and Short Duration ETF are listed and traded on Cboe BZX Exchange, Inc. (“Cboe BZX”). Each share of a Fund represents a partial ownership in securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value (“NAV”) only by certain large institutional investors (‘‘Authorized Participants’’) who have entered into agreements with ALPS Distributors, Inc. (‘‘ALPS’’ or the ‘‘Distributor’’), the Funds’ Distributor.

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on September 20, 2010 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of the Funds are registered under the Securities Act of 1933, as amended (the ‘‘Securities Act’’). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The NAV of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees (the “Board”) of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market

65

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2021 (Unaudited)

prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell, or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

66

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2021 (Unaudited)

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.

Please refer to Note 8 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)

Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income, if any, monthly and realized gains, if any, at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

3.	Securities and Other Investments:

a)

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

b)

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of January 31, 2021.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a

67

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2021 (Unaudited)

fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund’s portfolio turnover rate. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of January 31, 2021.

c)

Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund’s Schedule of Investments, if applicable, for outstanding senior floating rate interests as of January 31, 2021.

d)

Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of January 31, 2021.

e)

Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Trust has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held or assets segregated by the Fund to cover the transaction is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund’s Schedule of Investments, if applicable, for repurchase agreements as of January 31, 2021.

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Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2021 (Unaudited)

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended January 31, 2021, each of Core Bond ETF, Tax-Aware Bond ETF, Short Duration ETF and Total Return Bond ETF had used Futures Contracts.

b)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended January 31, 2021, each of Short Duration ETF and Total Return Bond ETF had used Foreign Currency Contracts.

c)

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter (“OTC”) options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

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Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2021 (Unaudited)

During the six-month period ended January 31, 2021, Total Return Bond ETF had used Options Contracts.

d)

Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status

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Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2021 (Unaudited)

of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended January 31, 2021, each of Core Bond ETF and Total Return Bond ETF had entered into Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

During the six-month period ended January 31, 2021, Total Return Bond ETF had used Interest Rate Swap Contracts.

Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund’s investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as the LIBOR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.

Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

During the six-month period ended January 31, 2021, Total Return Bond ETF had used Total Return Swap Contracts.

e)	Additional Derivative Instrument Information:

Core Bond ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Assets:
Unrealized appreciation on futures contracts(1)	$194,670	$—	$—	$—	$—	$—	$194,670

Total	$194,670	$—	$—	$—	$—	$—	$194,670

Liabilities:
Unrealized appreciation on swap contracts(2)	$—	$—	$(5,517)	$—	$—	$—	$(5,517)

Total	$—	$—	$(5,517)	$—	$—	$—	$(5,517)

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

71

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2021 (Unaudited)

Core Bond ETF – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$64,003	$—	$—	$—	$—	$—	$64,003
Net realized gain (loss) on swap contracts	(10,556)	—	(5,810)	—	—	—	(16,366)

Total	$53,447	$—	$(5,810)	$—	$—	$—	$47,637

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$367,621	$—	$—	$—	$—	$—	$367,621
Net change in unrealized appreciation (depreciation) of swap contracts	36,877	—	(11,827)	—	—	—	25,050

Total	$404,498	$—	$(11,827)	$—	$—	$—	$392,671

For the period ended January 31, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	7
Futures Contracts Short at Number of Contracts	(118)
Swap Contracts at Notional Amount	$6,009,500

Tax-Aware Bond ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$140,212	$—	$—	$—	$—	$—	$140,212

Total	$140,212	$—	$—	$—	$—	$—	$140,212

Liabilities:
Unrealized depreciation on futures contracts(1)	$581	$—	$—	$—	$—	$—	$581

Total	$581	$—	$—	$—	$—	$—	$581

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$132,914	$—	$—	$—	$—	$—	$132,914

Total	$132,914	$—	$—	$—	$—	$—	$132,914

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$241,950	$—	$—	$—	$—	$—	$241,950

Total	$241,950	$—	$—	$—	$—	$—	$241,950

72

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2021 (Unaudited)

Tax-Aware Bond ETF – (continued)

For the period ended January 31, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Short at Number of Contracts	(154)

Short Duration ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Assets:
Unrealized appreciation on futures contracts(1)	$26,684	$—	$—	$—	$—	$—	$26,684
Unrealized appreciation on foreign currency contracts	—	6,249	—	—	—	—	6,249

Total	$26,684	$6,249	$—	$—	$—	$—	$32,933

Liabilities:
Unrealized depreciation on futures contracts(1)	$788	$—	$—	$—	$—	$—	$788
Unrealized depreciation on foreign currency contracts	—	228	—	—	—	—	228

Total	$788	$228	$—	$—	$—	$—	$1,0166

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(14,383)	$—	$—	$—	$—	$—	$(14,383)
Net realized gain (loss) on foreign currency contracts	—	(119,851)	—	—	—	—	(119,851)

Total	$(14,383)	$(119,851)	$—	$—	$—	$—	$(134,234)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$55,723	$—	$—	$—	$—	$—	$55,723
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	43,426	—	—	—	—	43,426

Total	$55,723	$43,426	$—	$—	$—	$—	$99,149

For the period ended January 31, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	91
Futures Contracts Short at Number of Contracts	(45)
Foreign Currency Contracts Purchased at Contract Amount	$163,123
Foreign Currency Contracts Sold at Contract Amount	$2,791,236

73

Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2021 (Unaudited)

Total Return Bond ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$27,304	$—	$—	$—	$—	$—	$27,304
Unrealized appreciation on futures contracts(1)	1,846,641	—	—	—	—	—	1,846,641
Unrealized appreciation on foreign currency contracts	—	186,479	—	—	—	—	186,479
Unrealized appreciation on swap contracts(2)	14,439	—	632,283	—	—	—	646,722

Total	$1,888,384	$186,479	$632,283	$—	$—	$—	$2,707,146

Liabilities:
Unrealized depreciation on futures contracts(1)	$29,014	$—	$—	$—	$—	$—	$29,014
Unrealized depreciation on foreign currency contracts	—	44,938	—	—	—	—	44,938
Written options, market value	197,228	—	—	—	—	—	197,228
Unrealized depreciation on swap contracts(2)	61,130	—	816,408	—	—	—	877,538

Total	$287,372	$44,938	$816,408	$—	$—	$—	$1,148,718

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(5,037)	$—	$—	$—	$—	$—	$(5,037)
Net realized gain (loss) on futures contracts	(92,636)	—	—	—	—	—	(92,636)
Net realized gain (loss) on written options contracts	1,120,254	—	—	—	—	—	1,120,254
Net realized gain (loss) on swap contracts	(633,961)	—	133,490	—	—	—	(500,471)
Net realized gain (loss) on foreign currency contracts	—	(544,559)	—	—	—	—	(544,559)

Total	$388,620	$(544,559)	$133,490	$—	$—	$—	$(22,449)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(26,318)	$—	$—	$—	$—	$—	$(26,318)
Net change in unrealized appreciation (depreciation) of futures contracts	3,308,562	—	—	—	—	—	3,308,562
Net change in unrealized appreciation (depreciation) of written options contracts	(99,183)	—	—	—	—	—	(99,183)
Net change in unrealized appreciation (depreciation) of swap contracts	650,176	—	807,035	—	—	—	1,457,211
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	272,219	—	—	—	—	272,219

Total	$3,833,237	$272,219	$807,035	$—	$—	$—	$4,912,491

For the period ended January 31, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	4,785,500
Futures Contracts Long at Number of Contracts	539
Futures Contracts Short at Number of Contracts	(520)
Written Options Contracts at Number of Contracts	(95,936,333)
Swap Contracts at Notional Amount	$2,379,244,117
Foreign Currency Contracts Purchased at Contract Amount	$257,479
Foreign Currency Contracts Sold at Contract Amount	$18,318,250

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Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2021 (Unaudited)

f)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of January 31, 2021:

Core Bond ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$194,670	$—
Swap contracts	—	(5,517)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	194,670	(5,517)

Derivatives not subject to a MNA	(194,670)	5,517

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Tax-Aware Bond ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$140,212	$(581)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	140,212	(581)

Derivatives not subject to a MNA	(140,212)	581

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Short Duration ETF

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$6,249	$(228)
Futures contracts	26,684	(788)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	32,933	(1,016)

Derivatives not subject to a MNA	(26,684)	788

Total gross amount of assets and liabilities subject to MNA or similar agreements	$6,249	$(228)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$2,680	$—	$—	$—	$2,680
Goldman Sachs & Co.	504	—	—	—	504
UBS AG	3,065	—	—	—	3,065

Total	$6,249	$—	$—	$—	$6,249

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
State Street Global Markets LLC	$(228)	$—	$—	$—	$(228)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

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Total Return Bond ETF

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$186,479	$(44,938)
Futures contracts	1,846,641	(29,014)
Purchased options	27,304	—
Swap contracts	646,722	(877,538)
Written options	—	(197,228)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,707,146	(1,148,718)

Derivatives not subject to a MNA	(2,493,363)	41,318

Total gross amount of assets and liabilities subject to MNA or similar agreements	$213,783	$(1,107,400)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$27,304	$(27,304)	$—	$—	$—
Barclays	14,567	—	—	—	14,567
BNP Paribas Securities Services	2,847	(889)	—	—	1,958
Citibank NA	3,497	—	—	—	3,497
Goldman Sachs & Co.	21,143	(21,143)	—	—	—
JP Morgan Chase & Co.	144,425	—	—	—	144,425

Total	$213,783	$(49,336)	$—	$—	$164,447

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(78,826)	$27,304	$—	$—	$(51,522)
BNP Paribas Securities Services	(889)	889	—	—	—
Commonwealth Bank of Australia	(1,882)	—	—	—	(1,882)
Deutsche Bank Securities, Inc.	(21,442)	—	—	—	(21,442)
Goldman Sachs & Co.	(426,271)	21,143	—	—	(405,128)
Merrill Lynch International	(204,977)	—	—	—	(204,977)
Morgan Stanley	(355,911)	—	—	—	(355,911)
State Street Global Markets LLC	(6,162)	—	—	—	(6,162)
Westpac International	(11,040)	—	—	—	(11,040)

Total	$(1,107,400)	$49,336	$—	$—	$(1,058,064)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest

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rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

The Funds may invest in certain debt securities, derivatives or other financial instruments that utilize one or more London Interbank Offered Rates (collectively “LIBOR”), as a “benchmark” or “reference rate” for various interest rate calculations. The use of LIBOR is expected to be phased out by the end of 2021. However, it is possible that certain LIBORs may continue beyond 2021 and the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future use of certain LIBORs and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions, such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to the end of 2021, with respect to certain LIBORs or mid-2023 for the remaining LIBORs.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2021. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period. At July 31, 2020 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Short Duration ETF	$455,757	$205,917

Core Bond ETF, Municipal Opportunities ETF, Tax-Aware Bond ETF, and Total Return Bond ETF had no capital loss carryforwards for U.S. federal income tax purposes as of July 31, 2020.

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c)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at January 31, 2021 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Core Bond ETF	$203,670,676	$1,639,213	$(1,290,375)	$348,838
Municipal Opportunities ETF	136,135,837	6,965,310	(47,142)	6,918,168
Tax-Aware Bond ETF	126,048,995	3,922,505	(45,885)	3,876,620
Short Duration ETF	119,240,434	2,780,801	(105,401)	2,675,400
Total Return Bond ETF	1,143,606,014	45,555,483	(7,935,948)	37,619,535

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”) serves as each Fund’s investment manager pursuant to an Investment Management Agreement with the Trust. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement pursuant to which Wellington Management performs the daily investment of the assets of each of Core Bond ETF, Municipal Opportunities ETF, Short Duration ETF, and Total Return Bond ETF in accordance with each Fund’s investment objective and policies. HFMC has contracted with Schroder Investment Management North America Inc. (“SIMNA”) under a sub-advisory agreement and SIMNA has contracted with Schroder Investment Management North America Limited (“SIMNA Ltd.”) under a sub-sub-advisory agreement with respect to Tax-Aware Bond ETF. SIMNA performs the daily investment of the assets of Tax-Aware Bond ETF in accordance with the Fund’s investment objective and policies and SIMNA may allocate assets to or from SIMNA Ltd. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington and SIMNA, as applicable. SIMNA pays any sub-sub-advisory fees to SIMNA Ltd.

Under the Investment Management Agreement, the Investment Manager agrees to pay all expenses of the Trust, except (i) brokerage expenses and other expenses (such as stamp taxes and acquired fund fees and expenses) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses; (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (v) the management fee payable to the Investment Manager under the Investment Management Agreement. The payment or assumption by the Investment Manager of any expense of the Trust that the Investment Manager is not required by the Investment Management Agreement to pay or assume shall not obligate the Investment Manager to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of January 31, 2021; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Core Bond ETF	0.29%
Municipal Opportunities ETF	0.29%
Tax-Aware Bond ETF	0.39%
Short Duration ETF	0.29%
Total Return Bond ETF	0.29%

b)

Distribution Plans – Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of asset-based charges.

For the period ended January 31, 2021, the Funds did not pay any Rule 12b-1 fees.

c)

Other Related Party Transactions – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended January 31, 2021, a portion of the Trust’s Chief Compliance Officer’s (“CCO”) compensation was paid by HFMC. As part of the Funds’ Investment Management Agreement, HFMC also pays any CCO compensation on behalf of the Funds.

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Hartford Active Fixed Income ETFs

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8.	Securities Lending:

The Trust has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of January 31, 2021.

Fund	Investment Securities on Loan, at market value, Presented on the Statement of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Core Bond ETF	$—	$—	$—
Municipal Opportunities ETF	—	—	—
Tax-Aware Bond ETF	—	—	—
Short Duration ETF	—	—	—
Total Return Bond ETF	1,233,857	(1,233,857)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Core Bond ETF	$—	$—
Municipal Opportunities ETF	—	—
Tax-Aware Bond ETF	—	—
Short Duration ETF	—	—
Total Return Bond ETF	1,270,170	—

9.	Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2021.

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Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2021 (Unaudited)

Certain Transfers Accounted For As Secured Borrowings

Remaining Contractual Maturity of the Agreements

Total Return Bond ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$235,619	$—	$—	$—	$235,619
Municipal Bonds	1,034,551	—	—	—	1,034,551

Total Borrowings	$1,270,170	$—	$—	$—	$1,270,170

Gross amount of recognized liabilities for securities lending transactions					$1,270,170

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

11.	Custodian and Transfer Agent:

State Street Bank and Trust Company (“State Street”) serves as Custodian for the Funds pursuant to a custodian agreement (“Custodian Agreement”) dated December 31, 2014, as amended from time to time. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency and service agreement (“Transfer Agency and Service Agreement”) dated February 13, 2018. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.

For the services provided under the Custodian Agreement and Transfer Agency and Service Agreement, HFMC, and not the Funds, compensates State Street pursuant to the Funds’ unitary management fee structure.

12.	Affiliate Holdings:

As of January 31, 2021, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Fund	Percentage of Fund
Municipal Opportunities ETF	10%
Tax-Aware Bond ETF	9%

As of January 31, 2021, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds. Affiliated funds of funds owned shares in the Fund listed below as follows:

Fund	Percentage of Fund
Core Bond ETF	83%
Short Duration ETF	44%
Total Return Bond ETF	60%

13.	Investment Transactions:

For the six-month period ended January 31, 2021, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Core Bond ETF	$26,471,251	$15,421,120	$13,104,609	$5,383,568	$39,575,860	$20,804,688
Municipal Opportunities ETF	50,828,023	18,196,353	—	—	50,828,023	18,196,353
Tax-Aware Bond ETF	58,399,363	35,723,678	90,863,237	68,690,215	149,262,600	104,413,894
Short Duration ETF	42,171,628	14,518,361	3,846,111	1,542,630	46,017,739	16,060,991
Total Return Bond ETF	173,837,181	84,021,117	179,743,806	28,548,937	353,580,987	112,570,054

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Hartford Active Fixed Income ETFs

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14.	Share Transactions:

Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as ‘‘Creation Units.” Purchases of Creation Units are made by tendering a basket of designated securities to a Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Each Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units and is recorded as Other Capital on the Statements of Changes in Net Assets.

Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the Distributor with respect to creations and redemptions of Creation Units.

If a Creation Unit is purchased or redeemed for cash or outside of the Clearing Process, a higher transaction fee may be charged. The following table discloses Creation Unit breakdown for each Fund:

Fund	Standard In-kind Creation Fee	Value at January 31, 2021	Standard In-kind Redemption Fee
Core Bond ETF	$400	$2,082,000	$400
Municipal Opportunities ETF	$400	2,102,500	$400
Tax-Aware Bond ETF	$500	1,091,500	$500
Short Duration ETF	$400	2,061,500	$400
Total Return Bond ETF	$500	2,070,500	$500

Shares of Municipal Opportunities ETF, Tax-Aware Bond ETF and Total Return Bond ETF are listed and traded throughout the day on the NYSE Arca and shares of Core Bond ETF and Short Duration ETF are listed and traded on Cboe BZX. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.

Because each Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will only issue or redeem Creation Units to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.

The following information is for the six-month period ended January 31, 2021 and the year ended July 31, 2020:

	For the Six-Month Period Ended January 31, 2021		For the Period Ended July 31, 2020(1)
	Shares	Amount	Shares	Amount
Core Bond ETF
Shares Sold	800,000	$33,403,369	3,250,001	$134,854,721
Shares Redeemed	(250,000)	(10,596,954)	(1)	(40)
Other Capital	—	26,400	—	66,143

Net Increase (Decrease)	550,000	22,832,815	3,250,000	134,920,824

	For the Six-Month Period Ended January 31, 2021		For the Year Ended July 31, 2020
	Shares	Amount	Shares	Amount
Municipal Opportunities ETF
Shares Sold	950,000	$39,541,043	1,650,000	$68,918,072
Shares Redeemed	—	—	(2,500,000)	(103,092,703)
Other Capital	—	9,360	—	70,014

Net Increase (Decrease)	950,000	39,550,403	(850,000)	(34,104,617)

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Hartford Active Fixed Income ETFs

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January 31, 2021 (Unaudited)

	For the Six-Month Period Ended January 31, 2021		For the Year Ended July 31, 2020
	Shares	Amount	Shares	Amount
Tax-Aware Bond ETF
Shares Sold	2,200,000	$47,672,573	2,850,000	$59,891,636
Shares Redeemed	—	—	(650,000)	(13,556,025)
Other Capital	—	35,754	—	55,602

Net Increase (Decrease)	2,200,000	47,708,327	2,200,000	46,391,213

	For the Six-Month Period Ended January 31, 2021		For the Year Ended July 31, 2020
	Shares	Amount	Shares	Amount
Short Duration ETF
Shares Sold	1,000,000	$41,067,077	500,000	$20,439,303
Shares Redeemed	(300,000)	(12,289,358)	(1,050,000)	(42,222,963)
Other Capital	—	42,066	—	55,649

Net Increase (Decrease)	700,000	28,819,785	(550,000)	(21,728,011)

	For the Six-Month Period Ended January 31, 2021		For the Year Ended July 31, 2020
	Shares	Amount	Shares	Amount
Total Return Bond ETF
Shares Sold	5,450,000	$226,930,224	4,600,000	$187,500,806
Shares Redeemed	—	—	(2,650,000)	(106,603,304)
Other Capital	—	204,497	—	326,139

Net Increase (Decrease)	5,450,000	227,134,721	1,950,000	81,223,641

(1)	Commenced operations on February 19, 2020.

15.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

16.	Recent Accounting Pronouncement:

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management has adopted this guidance and it did not have a material impact on the Funds’ financial statements.

In March 2020, FASB issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued over the period of time the ASU is effective.

17.	Change in Independent Registered Public Accounting Firm:

On November 6, 2019, the Trust, on behalf of each of Municipal Opportunities ETF, Tax-Aware Bond ETF, Short Duration ETF and Total Return Bond ETF, dismissed Ernst & Young LLP (“EY”) as the Funds’ independent registered public accounting firm effective upon the issuance of EY’s report on the Funds’ financial statements as of and for the fiscal year ended July 31, 2019. EY’s report on the Funds’ financial statements for the fiscal periods ended July 31, 2018 and July 31, 2019 contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal periods ended on July 31, 2018 and July 31, 2019 and through November 6, 2019 (the “Covered Period”), (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for the Covered Period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

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Hartford Active Fixed Income ETFs

Notes to Financial Statements – (continued)

January 31, 2021 (Unaudited)

On November 6, 2019, the Audit Committee of the Trust’s Board of Trustees participated in and approved the decision to engage PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for each of Municipal Opportunities ETF, Tax-Aware Bond ETF, Short Duration ETF and Total Return Bond ETF for the fiscal year ended July 31, 2020. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Trust or the Board of Trustees with the performance of the Funds’ prior independent registered public accounting firm, EY. During the Covered Period, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). PwC had also been appointed to serve as the independent registered public accounting firm for the Core Bond ETF for the fiscal year ended July 31, 2020.

18.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

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Hartford Active Fixed Income ETFs

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds’ website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

84

Hartford Active Fixed Income ETFs

Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Hartford Funds Exchange-Traded Trust

Hartford Municipal Opportunities ETF

Hartford Schroders Tax-Aware Bond ETF

Hartford Short Duration ETF

Hartford Total Return Bond ETF

(each a “Fund” and collectively, the “Funds”)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each registered investment company’s board of trustees, including a majority of those trustees who are not “interested persons” of the investment company, as defined in the 1940 Act (the “Independent Trustees”), annually review and consider the continuation of the investment company’s investment management and sub-advisory agreements. At its meeting held on August 4-5, 2020, the Board of Trustees (the “Board”) of Hartford Funds Exchange-Traded Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve (i) the continuation of an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and the Trust on behalf of each of the Funds (the “Investment Management Agreement”); (ii) the continuation of an investment sub-advisory agreement (the “Schroders Sub-Advisory Agreement”) by and between HFMC and Schroder Investment Management North America Inc. (“SIMNA Inc.”) on behalf of Hartford Schroders Tax-Aware Bond ETF; (iii) the continuation of a separate secondary sub-advisory agreement (the “Sub-Sub-Advisory Agreement”) by and between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Ltd.”) on behalf of Hartford Schroders Tax-Aware Bond ETF; and (iv) the continuation of an investment sub-advisory agreement (the “Wellington Sub-Advisory Agreement” and collectively with the Investment Management Agreement, the Schroders Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement, the “Agreements”) by and between HFMC and Wellington Management Company LLP (“Wellington,” and together with SIMNA Inc. and SIMNA Ltd., the “Sub-advisers,” and collectively with HFMC, SIMNA Inc. and SIMNA Ltd., the “Advisers”), on behalf of Hartford Municipal Opportunities ETF, Hartford Short Duration ETF and Hartford Total Return Bond ETF.

In the months preceding the August 4-5, 2020 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 16-17, 2020 and August 4-5, 2020. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 16-17, 2020 and August 4-5, 2020 concerning the Agreements and at the special meeting of the Board’s Investment Committee on May 12, 2020 concerning Fund performance and other investment-related matters.

The Independent Trustees, advised by independent legal counsel throughout the evaluation process, engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, overall expense ratio and investment performance compared to those of comparable registered investment companies with similar investment objectives. The Independent Trustees also engaged an independent financial services consultant (the “Consultant”) to assist them in evaluating each Fund’s management fees, overall expense ratio and investment performance. In addition, the Consultant reviewed the profitability methodologies utilized by HFMC in connection with the continuation of the Investment Management Agreement.

In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Funds. In connection with their deliberations, the Independent Trustees met separately with independent legal counsel and the Consultant on June 12, 2020 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. The Independent Trustees were also separately assisted by independent legal counsel throughout the evaluation process. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.

Nature, Extent and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the

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Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as each Adviser’s willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the coronavirus (“COVID-19”) pandemic.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information about each Adviser’s compliance policies and procedures and compliance history and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, and, in particular, the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ liquidity risk management program, as well as the efforts of the Advisers to combat cybersecurity risks. The Board also considered HFMC’s investments in business continuity planning designed to benefit the Funds, and the implementation of HFMC’s business continuity plans due to the COVID-19 pandemic. The Board also noted HFMC’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic.

With respect to HFMC, the Board noted that, under the Investment Management Agreement, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of administrative and investment management services in connection with selecting, monitoring and supervising the Sub-advisers. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by the Sub-advisers. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Hartford funds’ portfolio managers. The Board recognized that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s periodic due diligence reviews of each Sub-adviser and ongoing oversight of each Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by each Sub-adviser, and approach to risk management with respect to the Funds and the service providers to the Funds. The Board considered HFMC’s oversight of the securities lending program and noted the income earned by the Funds that participate in such program. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s oversight in this regard.

In addition, the Board considered HFMC’s and its affiliates’ ongoing commitment to review and rationalize the Hartford funds product line-up. The Board also considered the expenses that HFMC and its affiliates had incurred, as well as the risks HFMC and its affiliates had assumed, in connection with the launch of new funds and changes to existing Hartford funds in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Funds’ officers.

With respect to the Sub-advisers, which are responsible for the daily investment of the assets of their respective Funds, subject to oversight by HFMC, the Board considered, among other things, each Sub-adviser’s investment personnel, investment process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s), and each Sub-adviser’s method for compensating the portfolio manager(s). The Board also considered each Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds.

The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in connection with sponsoring new funds to expand these opportunities for shareholders and providing ongoing services to each Fund. The Board considered the special attributes of the Funds, which are exchange-traded funds, relative to traditional mutual funds and the benefits that are expected to be realized from an investment in the Funds, rather than a traditional mutual fund. The Board also considered the resources devoted by HFMC and its affiliates in developing and maintaining an infrastructure necessary to support the ongoing operations of the Funds.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and the Sub-advisers.

Performance of each Fund and the Advisers

The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds. The Board noted that while it found the comparative data provided by

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Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Broadridge generally useful in evaluating a Hartford fund’s investment performance, the Board recognized the limitations of such data, including, in particular, that notable differences may exist between a Hartford fund and its peers. The Board also noted the short operating history of the Funds in evaluating the performance of the Advisers. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.

The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the continuation of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance compared to one or more appropriate benchmarks and relevant groups or categories of peer funds, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of current and recent market conditions. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its evaluation of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with the Advisers the reasons for such performance. The Board also considered the analysis provided by the Consultant relating to each Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and each Sub-adviser’s overall capabilities to manage the Funds, as applicable.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time. The Board also requested and received information relating to the operations and profitability of the Sub-advisers. The Board considered representations from HFMC, SIMNA Inc. and Wellington that the respective Sub-adviser’s fees were negotiated at arm’s length and that the sub-advisory fees are paid by HFMC and not the Funds. The Board also considered that SIMNA Ltd. is an affiliate of SIMNA Inc. and that SIMNA Ltd.’s sub-sub-advisory fees would be paid by SIMNA Inc., not the Hartford Schroders Tax-Aware Bond Fund. Accordingly, the Board concluded that the profitability of each Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Funds’ sub-advisory agreements.

The Board considered the Consultant’s review of the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Investment Management Agreement, including a description of the methodology used to allocate certain expenses. The Board noted that the Consultant, at the Independent Trustees’ request, performed a full review of HFMC’s process for calculating and reporting Fund profitability consistent with similar periodic reviews previously performed by the Consultant. The Board noted the Consultant’s view that such process is reasonable, sound and consistent with common industry practice.

Based on these considerations, the Board concluded that the profits realized by the Advisers and their affiliates from their relationships with each Fund were not excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered the comparative information that had been provided at meetings on June 16-17, 2020 and August 4-5, 2020 with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratio of the Fund. The Board considered that HFMC would pay all expenses of the Trust, except for: (i) interest and taxes; (ii) brokerage commissions and other expenses (such as stamp taxes) connected with the execution of portfolio transactions; (iii) expenses incident to the creation and redemption of its shares; (iv) legal fees in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith and any obligation which the Trust may have to indemnify its officers and Trustees with respect thereto; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) such extraordinary non-recurring expenses as may arise; and (vii) acquired fund fees and expenses. The Board noted that HFMC would bear the risk that Fund operating costs may increase over time. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to SIMNA Inc. and Wellington with respect to each Fund, as applicable. In this regard, the Board requested and reviewed information from HFMC, SIMNA Inc. and Wellington relating to the management and sub-advisory fees, including the sub-advisory fee schedule for each Fund and the amount of the management fee retained by HFMC, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratio relative to an appropriate group of funds selected by Broadridge. The Board considered such information from Broadridge in consultation with the Consultant. For details regarding each Fund’s expenses, see the Fund-by-Fund synopsis below.

The Board considered the methodology used by Broadridge to select the applicable peer groups and noted that the peer groups are comprised of only other actively managed exchange-traded funds. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of registered investment companies and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each

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Fund’s fees and total operating expenses. In addition, the Board considered the analysis and views of the Consultant relating to each Fund’s fees and total operating expenses.

The Board received information regarding fees charged by HFMC to other Hartford funds that are traditional mutual funds with investment strategies similar to those of Hartford Municipal Opportunities ETF, Hartford Schroders Tax-Aware Bond ETF, Hartford Short Duration ETF, and Hartford Total Return Bond ETF. The Board reviewed information about structural, operational and other differences between the Funds and the traditional mutual funds, including differences in the marketplace in which each type of product must compete. The Board also received information regarding fees charged by the Sub-advisers to any other clients with investment strategies similar to those of the Funds, including institutional separate account clients and registered fund clients for which a Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered the explanations provided by the Sub- advisers about any differences between a Sub-adviser’s services to the Funds and the services it provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.

Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board also considered that any economies of scale in respect of the management of a Fund would benefit HFMC due to the unitary fee structure of each Fund, but that the unitary fee protects shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board considered that each Fund could share in the benefits from some economies of scale as assets in the Fund grow. The Board noted that each Fund’s management fee does not contain breakpoints. However, the Board considered that HFMC shares anticipated or potential economies of scale with shareholders in a variety of ways, including through initially setting competitive fee rates and pricing each Fund to scale at inception, as well as additional investments in HFMC’s business and the provision of improved or additional infrastructure and services to the Funds and their shareholders. The Board also noted that, for each of Hartford Municipal Opportunities ETF, Hartford Schroders Tax-Aware Bond ETF, and Hartford Short Duration ETF, the Fund’s current low asset levels means that the Fund has achieved limited, if any, economies of scale.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and total expense ratio for each Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in each Fund’s assets and the appropriateness of management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.

Fund-by-Fund Factors

Solely for purposes of the Fund-by-Fund discussion below, Fund performance is referred to as “in line with” a Fund’s benchmark where it was 0.5% above or below the benchmark return, and each Fund’s performance relative to its primary benchmark reflects the net performance of the Fund as of March 31, 2020.

Hartford Municipal Opportunities ETF

•

The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-year period.

•	The Board noted that the Fund’s contractual management fee and total expenses were in the 1st quintile of its expense group, while its actual management fee was in the 3rd quintile.

Hartford Schroders Tax-Aware Bond ETF

•

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period. The Board noted recent changes to the Fund’s portfolio management team.

•	The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee and total expenses were in the 4th quintile.

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Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford Short Duration ETF

•

The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period.

•	The Board noted that the Fund’s contractual management fee, actual management fee, and total expenses were in the 3rd quintile of its expense group.

Hartford Total Return Bond ETF

•

The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period.

•	The Board noted that the Fund’s contractual management fee, actual management fee, and total expenses were in the 1st quintile of its expense group.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

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Hartford Active Fixed Income ETFs

Supplemental Proxy Information (Unaudited)

A joint special meeting of shareholders of the Funds was held on October 21, 2020 (the “Shareholder Meeting”). The Shareholder Meeting was held for the purpose of electing members of the Funds’ Board of Trustees. Shareholders elected the following ten (10) Trustees at the Shareholder Meeting:

•	Hilary E. Ackermann
•	Robin C. Beery
•	Lynn S. Birdsong
•	Derrick D. Cephas
•	James E. Davey
•	Christine R. Detrick
•	Andrew A. Johnson
•	Paul L. Rosenberg
•	Lemma W. Senbet
•	David Sung

As of the date of the Shareholder Meeting, Mr. Duane E. Hill served as a Trustee of the Fund and did not seek re-election. Mr. Hill continued to serve as a Trustee until his retirement on December 31, 2020. The results of the shareholders’ election of Trustees were as follows:

Hartford Funds Exchange-Traded Trust Shares Outstanding (as of Record Date): 27,800,000.000 Total Shares Voted: 24,526,295.799 Percentage of Shares Voted: 88.224%

Trustee	Vote	Total Shares Voted	Percentage of Shares Voted	Percentage of Shares Outstanding

Hilary E. Ackermann	For:	22,978,008.986	93.688%	82.655%
	Withheld:	1,548,286.813	6.312%	5.569%

Robin C. Beery	For:	22,978,270.986	93.689%	82.656%
	Withheld:	1,548,024.813	6.311%	5.568%

Lynn S. Birdsong	For:	22,978,270.986	93.689%	82.656%
	Withheld:	1,548,024.813	6.311%	5.568%

Derrick D. Cephas	For:	22,967,895.978	93.647%	82.619%
	Withheld:	1,558,399.821	6.353%	5.605%

James E. Davey	For:	22,967,895.978	93.647%	82.619%
	Withheld:	1,558,399.821	6.353%	5.605%

Christine R. Detrick	For:	22,978,270.986	93.689%	82.656%
	Withheld:	1,548,024.813	6.311%	5.568%

Andrew A. Johnson	For:	22,967,895.978	93.647%	82.619%
	Withheld:	1,558,399.821	6.353%	5.605%

Paul L. Rosenberg	For:	22,967,895.978	93.647%	82.619%
	Withheld:	1,558,399.821	6.353%	5.605%

Lemma W. Senbet	For:	22,978,270.986	93.689%	82.656%
	Withheld:	1,548,024.813	6.311%	5.568%

David Sung	For:	22,967,895.978	93.647%	82.619%
	Withheld:	1,558,399.821	6.353%	5.605%

90

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We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: T 04.180, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2021), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New BDM NV; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised February 2021

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

Hartford Funds Management Company, LLC (HFMC) is the investment manager for the active ETFs. Hartford Core Bond ETF, Hartford Municipal Opportunities ETF, Hartford Short Duration ETF and Hartford Total Return Bond ETF are sub-advised by Wellington Management Company LLP (Wellington). Hartford Schroders Tax-Aware Bond ETF is sub-advised by Schroder Investment Management North America Inc. (“SIMNA”) and Schroder Investment Management North America Ltd. (“SIMNA Ltd”, together with SIMNA, “Schroders”). The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Wellington, Schroders or HFMC.

ETFSAR-AFI21    03/21    221594    HFA000983    Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable

(a)(2)  Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS EXCHANGE-TRADED TRUST

Date: April 5, 2021	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 5, 2021	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: April 5, 2021	By:	/s/ David A. Naab
David A. Naab
Treasurer (Principal Financial Officer and Principal Accounting Officer)